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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-4
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
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PRE-EFFECTIVE AMENDMENT NO.	/ /
POST-EFFECTIVE AMENDMENT NO. 15	/X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 508	/X/

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN

(Exact Name of Registrant)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

(Name of Depositor)

P.O. BOX 2999
HARTFORD, CT 06104-2999

(Address of Depositor's Principal Offices)

(860) 547-4390

(Depositor's Telephone Number, Including Area Code)

LISA PROCH
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999

(Name and Address of Agent for Service)
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APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.
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It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/X/	on May 1, 2015 pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /	on , pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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HARTFORD LEADERS EPIC OUTLOOK
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
PO BOX 14293
LEXINGTON, KY 40512-4293

1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (INVESTMENT PROFESSIONALS)
www.thehartford.com/annuities

The variable annuity product(s) described in this prospectus are no longer for sale. In 2013, We announced that The Hartford would no longer be selling or issuing annuity products and part of the company’s long-term strategy is to reduce the liabilities associated with in-force annuity contracts. However, we continue to administer the in force annuity contracts. You should read the terms of your annuity contract, including any riders, as your contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity. This variable annuity prospectus describes a contract between each Owner and joint Owner (“you”) and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company (“us,” “we” or “our”) where you agreed to make at least one Premium Payment to us and we agreed to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups.
At the time you purchased your Contract, you allocate your Premium Payment to “Sub-Accounts.” These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds described in this prospectus are part of the following Portfolio companies: AIM Variable Insurance Funds, American Funds Insurance Series, Franklin Templeton Investments, Hartford HLS Funds and MFS Investment Management.
At the time you purchased your Contract you were able to allocate some or all of your Premium Payment to the “Fixed Accumulation Feature,” which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Amounts allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. The Fixed Accumulation Feature is currently not available.
Please read this prospectus carefully and keep it for your records and for future reference. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission (“SEC” or “Commission”). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn’t approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can be obtained free of charge from us by calling 1-800-862-6668 or from the SEC’s website (www.sec.gov).
Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax adviser. This product is not intended to provide tax, accounting or legal advice. Please consult with your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, accounting or legal advice concerning your situation.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PROSPECTUS DATED: MAY 1, 2015 STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2015

Definitions
These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.
Account: Any of the Sub-Accounts or Fixed Accumulation Feature.
Accumulation Units: If you allocate your Premium Payment to any of the Sub- Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.
Accumulation Unit Value: The daily price of Accumulation Units on any Valuation Day.
Administrative Office: Until August 31, 2015, our overnight mailing address is: The Hartford - Annuity Service Operations, 745 West New Circle Road, Building 200, 1st Floor, Lexington, KY 40511 ("Lexington Address"). Effective September 1, 2015, our overnight mail address will be 1338 Indian Mound Drive, Mt. Sterling, KY 40353 ("Sterling Address"). Therefore, any mail received at the Lexington Address after August 31, 2015, will not be processed and will be returned. Our standard mailing address is The Hartford - Annuity Service Operations, PO Box 14293, Lexington, KY 40512-1293.
Anniversary Value: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and withdrawals.
Annual Maintenance Fee: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.
Annual Withdrawal Amount: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is noncumulative, meaning that it cannot be carried over from one year to the next.
Annuitant: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.
Annuity Calculation Date: The date we calculate the first Annuity Payout.
Annuity Commencement Date: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date.
Annuity Payout: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.
Annuity Payout Option: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.
Annuity Unit: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.
Annuity Unit Value: The daily price of Annuity Units on any Valuation Day.
Beneficiary: The person(s) entitled to receive benefits pursuant to the terms of the Contract, upon the death of any Contract Owner, joint Contract Owner or Annuitant.
Benefit Amount: The basis used to determine the maximum payout guaranteed under The Hartford’s Principal First and The Hartford’s Principal First Preferred. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date.
Benefit Payment: The maximum guaranteed payment that can be made each Contract Year under The Hartford’s Principal First and The Hartford’s Principal First Preferred. The initial Benefit Payment is equal to a percentage of your Premium Payments if you elect the benefit upon purchase or a percentage of your Contract Value on the date we add the benefit to your Contract. The percentage is different for The Hartford’s Principal First and The Hartford’s Principal First Preferred. The Benefit Payment can never exceed the Benefit Amount.
Charitable Remainder Trust: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.
Code: The Internal Revenue Code of 1986, as amended.
Commuted Value: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

Contingent Annuitant: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant’s death.
Contingent Deferred Sales Charge (“CDSC”): The deferred sales charge that may apply when you make a full or partial Surrender.
Contract: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.
Contract Anniversary: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non- Valuation Day, then the Contract Anniversary will be the next Valuation Day.
Contract Owner, Owner or you: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize “you” in the prospectus.
Contract Value: The total value of the Accounts on any Valuation Day.
Contract Year: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.
Death Benefit: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.
Dollar Cost Averaging: A program that allows you to systematically make transfers between Accounts available in your Contract.
Fixed Accumulation Feature: Part of our General Account, where were able to allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.
General Account: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.
Joint Annuitant: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.
Maximum Anniversary Value: When we calculate the Asset Protection Death Benefit or the MAVEPB Death Benefit, this is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased’s 81st birthday or the date of death, if earlier. When we calculate the MAV 70 Death Benefit, this is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals prior to the deceased’s 71st birthday or the date of death, if earlier.
Net Investment Factor: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.
Non-Valuation Day: Any day the New York Stock Exchange is not open for trading.
Payee: The person or party you designate to receive Annuity Payouts.
Premium Payment: Money sent to us to be invested in your Contract.
Premium Tax: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub- Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Required Minimum Distribution: A federal requirement that individuals age 70½ and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70½ or upon retirement, whichever comes later.
Sub-Account Value: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.
Surrender: A complete or partial withdrawal from your Contract.
Surrender Value: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

The Hartford’s Principal First: An option that was available at an additional charge where, if elected upon purchase, you could take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount is different if you elected this benefit after you purchased your Contract. The maximum withdrawal amount you may take under The Hartford’s Principal First in any Contract Year is 7% of the guaranteed amount. This rider/option can no longer be elected or added after you purchase your Contract.
The Hartford’s Principal First Preferred: An option that Was available at an additional charge where, if elected upon purchase, you could take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount is different if you elected this benefit after you purchased your Contract. The maximum withdrawal amount you may take under The Hartford’s Principal First Preferred in any Contract Year is 5% of the guaranteed amount. This rider/option can no longer be elected or added after you purchase your Contract.
Valuation Day: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

Fee Tables
The following tables describe the fees and expenses that you will pay when purchasing, owning and Surrendering the Contract.
This table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. Charges for state premium taxes may also be deducted when you purchase the Contract, upon Surrender or when we start to make Annuity Payouts.
Contract Owner Transaction Expenses

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)	None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
First Year (2)	7%
Second Year	6%
Third Year	5%
Fourth Year	4%
Fifth Year	0%

(1)
Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)	Length of time from each Premium Payment.
Contract Owner Periodic Expenses
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract, not including fees and expenses of the underlying Funds.

Annual Maintenance Fee (3)	$30
Separate Account Annual Expenses (as a percentage of average daily Sub -Account Value)
Mortality and Expense Risk Charge	1.50%
Administrative Charge	0.20%
Total Separate Account Annual Expenses	1.70%
Optional Charges (as a percentage of average daily Sub-Account Value)
MAV 70 Death Benefit Charge (4)(6)	0.20%
MAV/EPB Death Benefit Charge (4)(5)(6)	0.30%
The Hartford’s Principal First Charge (6)(7)	0.75%
The Hartford’s Principal First Preferred Charge (6)	0.20%
Total Separate Account Annual Expenses with optional charges (8)	2.75%

(3)
An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(4)	You may choose only one optional Death Benefit.

(5)	The MAV/EPB Death Benefit was not available for Contracts issued in Washington, New York or Minnesota.

(6)	This rider/option can no longer be elected or added after you purchase your Contract.

(7)
While the maximum charge for The Hartford’s Principal First is 0.75%, the current charge for this benefit is 0.50%. This charge may increase on or after the 5th anniversary of election. See “The Contract” section for additional information.

(8)	Total Separate Account Annual Expenses with optional charges includes charges for the highest combination of optional charges.

This table shows the minimum and maximum total fund operating expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract. More detail concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund assets, including management fees, Rule 12b-1 distribution and/or service fees, and other expenses)	0.43%	1.36%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example reflects a deduction for any Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses including the highest combination of Optional Charges, and the highest Total Annual Fund Operating Expenses of the underlying Funds. The Example does not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. If you did not select all of the optional benefits, your expenses would be lower than those shown in the Example.
The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,090
3 years	$1,821
5 years	$2,277
10 years	$4,607

(2)	If you annuitize at the end of the applicable time period:

1 year	$344
3 years	$1,252
5 years	$2,169
10 years	$4,497

(3)	If you do not Surrender your Contract:

1 year	$451
3 years	$1,360
5 years	$2,277
10 years	$4,607

Highlights
How do I purchase this Contract?
This Contract is closed to new investors. In addition, effective October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either Full or Partial). Subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase® Program or are part of certain retirement plans.
What type of sales charges apply?
You didn’t pay a sales charge when you purchased your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	7%
2	6%
3	5%
4	4%
5 or more	0%
You won’t be charged a Contingent Deferred Sales Charge on:

✓	The Annual Withdrawal Amount

✓	Premium Payments or earnings that have been in your Contract for more than four years

✓	Distributions made due to death

✓	Distributions under a program for substantially equal periodic payments made for your life or life expectancy

✓	Most payments we make to you as part of your Annuity Payout
Is there an Annual Maintenance Fee?
We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.
What charges will I pay on an annual basis?
In addition to the Annual Maintenance Fee, you pay the following charges each year:

•	Mortality and Expense Risk Charge - This charge is deducted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Sub-Accounts.

•	Administrative Charge - This charge is for administration. It is deducted daily and is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

•	Annual Fund Operating Expenses - These are charges for the underlying Funds. See the Funds’ prospectuses for more complete information.
What charges will I pay on an annual basis if I elected optional benefits?

•
MAV 70 Death Benefit Charge - This rider/option can no longer be elected or added after you purchase your Contract. We call this optional Death Benefit the “MAV 70 Death Benefit,” which is short for “Maximum Anniversary Value 70 Death Benefit.” If you elected the MAV 70 Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•
MAV/EPB Death Benefit Charge - This rider/option can no longer be elected or added after you purchase your Contract. We call the optional Death Benefit the “MAV/EPB Death Benefit,” which is short for “Maximum Anniversary Value/Earnings Protection Death Benefit.” If you elected the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•
The Hartford’s Principal First Charge - This rider/option can no longer be elected or added after you purchase your Contract. If you elected The Hartford’s Principal First, we will deduct an additional charge on a daily basis based on your Contract Value invested in the Sub- Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•
The Hartford’s Principal First Preferred Charge - This rider/option can no longer be elected or added after you purchase your Contract. If you elected The Hartford’s Principal First Preferred, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.
Can I take out any of my money?
You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options.

➢	You may have to pay income tax on the money you take out and, if you Surrender before you are age 59½, you may have to pay a federal income tax penalty.

➢	You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.
Will Hartford pay a Death Benefit?
There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant, if applicable, die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.
What Annuity Payout Options are available?
When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for a Period Certain, Life Annuity with a Cash Refund, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.
You must begin to take payouts by the Annuity Commencement Date, which is before the Annuitant’s 90th birthday or the end of the 10th Contract Year, whichever is later. Effective October 4, 2013, we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

•	fixed dollar amount Automatic Annuity Payouts,

•	variable dollar amount Automatic Annuity Payouts, or

•	a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.
You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.
General Contract Information
The Company
We are a stock life insurance company. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company is a subsidiary of Hartford Life Insurance Company. Our corporate offices are located in Simsbury, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc.

All guarantees under the Contract are subject to each issuing company’s financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with the SEC (Hartford Life Insurance Company only) and/or state insurance departments. For example, Hartford Life Insurance Company files annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above. You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.thehartford.com/annuities or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

The General Account
The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.
The Separate Account
We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of “Separate Account” under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate Accounts:

•	hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract;

•	are not subject to the liabilities arising out of any other business we may conduct;

•	are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts;

•	may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

•	are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.
We do not guarantee the investment results of the Separate Account.

The Funds
At the time you purchase your Contract, you may allocate your Deposit to Sub-Accounts. These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses. “Master-feeder” or “fund of funds” (“feeder funds”) invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix I for additional information.

Mixed and Shared Funding — Fund shares may be sold to our other Separate Accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Contract Owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.
Voting Rights — We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds’ shareholder meetings. To the extent required by federal securities laws or regulations, we will:

•	notify you of any Fund shareholders’ meeting if the shares held for your Contract may be voted;

•	send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

•	arrange for the handling and tallying of proxies received from Owners;

•	vote all Fund shares attributable to your Contract according to instructions received from you, and

•	vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Owners could determine the outcome of a proposition subject to shareholder vote.
Substitutions, Additions, or Deletions of Funds — Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, at our discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.
We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.
In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.
Fees and Payments We Receive from Funds and related parties — We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as revenue sharing payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds that are offered through your Contract make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund’s principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under Premium Based Charges and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford’s own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2014, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):
AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments

Institutional Operations Company, Franklin Templeton Services, LLC, Hartford Funds Management Company, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.
We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) and HIMCO VIT Funds based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.
Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2014, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2014, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $82.6 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.
Performance Related Information
The Separate Account may advertise certain performance related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Separate Account’s inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.
The Separate Account may also advertise non-standardized total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account.
These non-standardized returns must be accompanied by standardized returns.
If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.
A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period.
Yield and effective yield include the recurring charges at the Separate Account level.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

Fixed Accumulation Feature
The Fixed Accumulation Feature is currently not available.
Important information you should know: This portion of the prospectus relating to the Fixed Accumulation Feature is not registered under the Securities Act of 1933 (“1933 Act”) and the Fixed Accumulation Feature is not registered as an investment company under the 1940 Act. The Fixed Accumulation Feature or any of its interests are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the Fixed Accumulation Feature. The following disclosure about Fixed Accumulation Feature may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.
Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.
We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a rate that meets your state’s minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable state insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.
We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a “first-in first-out” basis. The Fixed Accumulation Feature interest rates may vary by state.
Important: Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of the minimum guaranteed interest rate will be determined at our sole discretion. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guaranteed interest rate for any given year.
From time to time, we may credit increased interest rates under certain programs established in our sole discretion.
We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.
Dollar Cost Averaging Plus (“DCA Plus”) Programs - Effective October 4, 2013, the DCA Plus program will no longer be available and we will no longer accept initial or subsequent Premium Payments into the program. Contract Owners who have commenced either a 12-month or 6-month Transfer Program prior to October 4, 2013 will be allowed to complete their current program, but will not be allowed to elect a new program.
You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.
We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.
If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.
The Contract
Purchases and Contract Value
What types of Contracts are available?
This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity contract. It was designed for retirement planning purposes and was available for purchase by any individual, group or trust, including:

•	Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

•	Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

•	Individual Retirement Annuities adopted according to Section 408 of the Code;

•	Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

•	Certain eligible deferred compensation plans as defined in Section 457 of the Code.
The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.
If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.
This prospectus describes two versions of the Contract. Series I of the Contract was sold before January 30, 2004. Series IR of the Contract is sold on or after January 30, 2004.
How do I purchase a Contract?
The Contract was only available for purchase through Financial Intermediaries
Premium Payments sent to us must be made payable in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred.
Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.
If you purchased your Contract in Alabama, we will accept subsequent Premium Payments only during the first three Contract Years. If you purchased you Contract in Oregon, we will accept subsequent Premium Payments only during the first six Contract Years. If you purchased your Contract in Massachusetts, we will accept subsequent Premium Payments only until the Annuitant’s 66th birthday or the sixth Contract Anniversary, whichever is later.
How are Premium Payments applied to my Contract?
If we receive a subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive a Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive a subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state and may result in you not receiving important notices about your Contract.
California Seniors - The Senior Protection Program
Any Contract Owner 60 years old or older when purchasing this Contract in the state of California must either:

•	Elect the Senior Protection Program, or

•	Elect to immediately allocate the initial Premium Payments to the other investment options.
Under the Senior Protection Program we will allocate your initial Premium Payment to the Hartford Money Market HLS Fund Sub-Account for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions.
If you elect the Senior Protection Program you will not be able to participate in any InvestEase or Dollar Cost Averaging Program until after the Program has terminated. Certain Automatic Income Programs are not available if your elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in the Hartford Money Market HLS Fund Sub-Account unless you direct otherwise.
You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from the Hartford Money Market HLS Fund Sub-Account to another investment option.

When you terminate your participation in the Senior Protection Program:

•	You may reallocate your Contract Value in the Program to other investment options; or

•	We will automatically reallocate your Account value in the Program according to your original instructions 35 days after your initial Premium Payment.
Description of Right to Cancel provision you had when you Purchased your Contract.
If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.
Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.
How is the value of my Contract calculated before the Annuity Commencement Date?
The Contract Value is the sum of the value of the Fixed Accumulation Feature and all Sub-Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.
To determine the current Accumulation Unit Value, we take the prior Valuation Day’s Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

•	The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

•	The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

•
Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.
Can I transfer from one Sub-Account to another?
You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time. In addition, there may be investment restrictions applicable to your contract in conjunction with certain riders as described in this prospectus.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
What Happens When I Request a Sub-Account Transfer?
Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular

Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
What Restrictions Are There on My Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer;” however, you cannot transfer the same Contract Value more than once a Valuation Day.
Examples

Transfer Request Per Valuation Day	Permissible?
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account	Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)	Yes
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts	Yes
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account
No
Second, you are allowed to submit a total of 20 Sub-Account transfers each Contract Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Abusive Transfer Policy (effective until July 1, 2007):
Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.
We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund’s Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.

We consider some or all of the following factors:
Ÿ the dollar amount of the transfer;
Ÿ the total assets of the Funds involved in the transfer;
Ÿ the number of transfers completed in the current calendar quarter;
Ÿ whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies; or
Ÿ the frequent trading policies and procedures of a potentially affected Fund.
If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary. We do not differentiate between Contract Owners when enforcing this policy.

Fund Trading Policies (effective after July 1, 2007)
You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that Fund’s trading policy.

We are obligated to follow each Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund’s trading policy. Please refer to each Fund’s prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:
Ÿ Certain types of financial intermediaries may not be required to provide us with shareholder information.
Ÿ “Excepted funds” such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

Ÿ A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.
Ÿ Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of “dollar cost averaging” programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

Possibility of undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

•	Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•	Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

How am I affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
Fixed Accumulation Feature Transfers
During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).
Fixed Accumulation Feature Transfer Restrictions
Each Contract Year, you may transfer the greater of:

•
30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

•	An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.
We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.
If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.
We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.
Mail, Telephone and Internet Transfers
You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried our at the end of that date. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgment Hartford returns to you. If the time and date indicated on the acknowledgment is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgment, you should telephone us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your investment professional. Any verbal communication should be re-confirmed in writing.
Telephone or Internet transfer requests may currently only be canceled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.
We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Power of Attorney

You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney (POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.
Charges and Fees
The following charges and fees are associated with the Contract:
The Contingent Deferred Sales Charge
The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.
We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	7%
2	6%
3	5%
4	4%
5 or more	0%
Surrender Order - During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.
Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.
The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:

•
Annual Withdrawal Amount - Each Premium Payment has its own schedule of Contingent Deferred Sales charges; however, in any contract year you may able to take Partial Surrenders up to a certain percentage of your total Premium Payments without being subject to a Contingent Deferred Sales Charge. Please refer to your Contract for your specific Annual Withdrawal Percentage amounts and your Contingent Deferred Sales Charge schedule.

•
If you are a patient in a certified long-term care facility or other eligible facility - We will waive any Contingent Deferred Sales Charge for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

✓	facility recognized as a general hospital by the proper authority of the state in which it is located;

✓	facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals;

✓	facility certified by Medicare as a hospital or long-term care facility; or

✓	nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.
For this waiver to apply, you must:

•	have owned the Contract continuously since it was issued,

•	provide written proof of your eligibility satisfactory to us, and

•	request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.
This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any Contingent Deferred Sales Charge applicable to any Premium Payments made while you are in an eligible facility or nursing home.
This waiver may not be available in all states.

•	Upon death of the Annuitant, Contract Owner or joint Contract Owner - No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

•
Upon Annuitization - The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

•
For The Hartford’s Principal First Benefit Payments - If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

•
For The Hartford’s Principal First Preferred Benefit Payments - If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

•
For Required Minimum Distributions - This allows Annuitants who are age 70½ or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year’s required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

•
For substantially equal periodic payments - We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59½.

•	Upon cancellation during the Right to Cancel Period - No Contingent Deferred Sales Charge will be deducted if you cancel your Contract during the Right to Cancel Period.
Mortality and Expense Risk Charge
For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.50% of the Sub- Account Value.
The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

•	Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.
During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

•
Expense Risk - We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.
Annual Maintenance Fee
The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. We do not deduct the charge for Contracts issued in South Carolina and Washington if it will cause the rate of interest credited to your Contract Value in the Fixed Accumulation Feature to fall below state minimum requirements.
When is the Annual Maintenance Fee Waived?
We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.
Administrative Charge
For administration, we apply a daily charge at the rate of 0.20% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.
Premium Taxes
The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Charges Against the Funds
Annual Fund Operating Expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds’ prospectuses.
Charges for Optional Benefits

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MAV 70 Death Benefit Charge - This rider/option can no longer be elected or added after you purchase your Contract. We call this optional Death Benefit the “MAV 70 Death Benefit,” which is short for “Maximum Anniversary Value 70 Death Benefit.” If you elected the MAV 70 Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•
MAV/EPB Death Benefit Charge - This rider/option can no longer be elected or added after you purchase your Contract. We call the optional Death Benefit the “MAV/EPB Death Benefit,” which is short for “Maximum Anniversary Value/Earnings Protection Death Benefit.” If you elected the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•
The Hartford’s Principal First Charge - This rider/option can no longer be elected or added after you purchase your Contract. If you elected The Hartford’s Principal First, we will deduct an additional charge on a daily basis based on your Contract Value invested in the Sub- Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•
The Hartford’s Principal First Preferred Charge - This rider/option can no longer be elected or added after you purchase your Contract. If you elected The Hartford’s Principal First Preferred, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

Reduced Fees and Charges

We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the mortality and expense risk charge, and the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.
The Hartford’s Principal First and The Hartford’s Principal First Preferred
Electing The Hartford’s Principal First or The Hartford’s Principal First Preferred
The Hartford’s Principal First and The Hartford’s Principal First Preferred can no longer be elected or added after you purchased your Contract.
If you elected The Hartford’s Principal First you cannot cancel it and we will continue to deduct The Hartford’s Principal First Charge until we begin to make Annuity Payouts.
You may cancel The Hartford’s Principal First Preferred any time after the 5th Contract Year or the 5th anniversary of the date you added The Hartford’s Principal First Preferred to your Contract. If you cancel The Hartford’s Principal First Preferred, all Benefit Payments and charges for The Hartford’s Principal First Preferred will terminate. Once The Hartford’s Principal First Preferred is canceled it cannot be reinstated.
Whether you elected either The Hartford’s Principal First or The Hartford’s Principal First Preferred, a company-sponsored ex-change will not be considered to be a revocation or termination of either benefit.
Overview
The Hartford’s Principal First and The Hartford’s Principal First Preferred are optional benefits that, if elected, are intended to protect the amount of your investment from poor market performance. The amount of your investment that is protected from poor market performance will be different depending on when you elected your optional benefit. The amount that is protected is your “Benefit Amount.” In other words, The Hartford’s Principal First and The Hartford’s Principal First Preferred operate as a guarantee of the Benefit Amount that you can access through a series of payments.
Determining your Benefit Amount
The initial Benefit Amount for both The Hartford’s Principal First and The Hartford’s Principal First Preferred depends on when you elected your optional benefit. If you elected your optional benefit when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. If you elected your optional benefit at a later date, your Contract Value, on the date it is added to your Contract, is equal to the initial Benefit Amount.

•	Your Benefit Amount can never be more than $5 million dollars.

•	Your Benefit Amount is reduced as you take withdrawals.
Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year (“Benefit Payment”). The Benefit Payment is 7% or 5% of your Benefit Amount for The Hartford’s Principal First or The Hartford’s Principal First Preferred, respectively.
Benefit Payments
Benefit Payments are non-cumulative, which means your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, for The Hartford’s Principal First Preferred if you do not take 5% one year, you may not take more than 5% the next year.
If you elected your optional benefit when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you established your optional benefit any time after you purchased your Contract, we count one year as the time between the date we added the optional benefit to your Contract and your next Contract Anniversary, which could be less than a year.
The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.
Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.
If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.
If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will recalculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value (“New Contract Value”) and then we deduct the amount of the last Surrender from the Benefit Amount (“New Benefit Amount”). Then we compare those results:

•
If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

•
If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. For The Hartford’s Principal First, your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount. For The Hartford’s Principal First Preferred, your Benefit Payment becomes 5% of the greater of your New Contract Value and New Benefit Amount.

•
If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the “old” Benefit Payment to the “new” Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.
Except for Contracts issued in New York, if you change the ownership or assign this Contract to someone other than your spouse after 12 months of electing either optional benefit, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.
The Benefit Amount will be recalculated to equal the lesser of:

•	The Benefit Amount immediately prior to the ownership change or assignment; or

•	The Contract Value at the time of the ownership change or assignment.
Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 5% or 7% of the additional Premium Payment for The Hartford’s Principal First Preferred and The Hartford’s Principal First, respectively.
Surrendering your Contract
You can Surrender your Contract any time, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford’s Principal First or The Hartford’s Principal First Preferred.
If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through a fixed annuity payout option until your Benefit Amount is depleted.
The fixed annuity payout option for The Hartford’s Principal First is called The Hartford’s Principal First Payout Option. The fixed annuity payout option for The Hartford’s Principal First Preferred is called The Hartford’s Principal First Preferred Payout Option.
While you are receiving payments under either of these fixed annuity payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.
Annuitizing your Contract
If you elected The Hartford’s Principal First or The Hartford’s Principal First Preferred and later decide to annuitize your Contract, you may choose The Hartford’s Principal First Payout Option or The Hartford’s Principal First Preferred Payout Option in addition to those Annuity Payout Options offered in the Contract.
Under both of these Annuity Payout Options, Hartford will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.
If you, the joint Contract Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by Hartford have not been made, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by Hartford have been made, the payments will continue to be made to the Beneficiary.
Key differences between The Hartford’s Principal First and The Hartford’s Principal First Preferred
While The Hartford’s Principal First and The Hartford’s Principal First Preferred share many of the same characteristics, there are some important differences.

Features		The Hartford’s Principal First		The Hartford’s Principal First Preferred
Charge	0.50% of Sub-Account Value		0.20% of Sub-Account Value
Benefit Payment	7% of Benefit Amount		5% of Benefit Amount
Revocability	•	Irrevocable.	•	Revocable anytime after the 5th Contract Year or the 5th anniversary of the date you added The Hartford's Principal First Preferred to your contract.
	•	Charge continues to be deducted until we begin to make annuity payouts.	•	Charge continues to be deducted until we begin to make annuity payout or charge will terminate if The Hartford’s Principal First Preferred is cancelled.
Step Up	•	After the 5th Contract Year, every five years thereafter if elected.	•	Not Available.
Maximum Issue Age	•	Non-Qualified & Roth IRA - Age 85	•	Non-Qualified & Roth IRA - Age 85
	•	IRA/Qualified - Age 80	•	IRA/Qualified - Age 70
Investment Restrictions	•	None	•	You are not permitted to transfer more than 10% of your Contract Value as of your last Contract Anniversary between certain investment options. This restriction is not currently enforced.
Spousal Continuation	•	Available	•	Available
The Hartford’s Principal First - Step-Up
Any time after the 5th year The Hartford’s Principal First has been in effect, you may elect to “step-up” the Benefit Amount. There is no “step-up” available for The Hartford’s Principal First Preferred. If you choose to “step-up” the Benefit Amount, your Benefit Amount will be re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to “step-up” the Benefit Amount if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year The Hartford’s Principal First “step-up” has been in place, you may choose to “step-up” the Benefit Amount again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can “step up” without waiting for the 5th year their Contract has been in force.
We currently allow you to “step-up” The Hartford’s Principal First on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a “step-up” to occur on your Contract Anniversary. At the time you elect to “step up,” we may be charging more for The Hartford’s Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon “step up” we will charge you the current charge. Before you decide to “step up,” you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect “step-ups” that reset your Benefit Amount to the then prevailing Contract Value.
You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called “election dates” in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

•	We will accept requests for a step-up in writing, verbally or electronically, if available.

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Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

•	We will not accept any written election request received more than 30 days prior to an election date.

•	We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

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If an election form is received in good order within the 30 days prior to an election date, the “step-up” will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the “step-up” will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

•	We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

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Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

The Hartford’s Principal First Preferred - Investment Restrictions
We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value. Currently, there are no such limitations. Contracts issued in Connecticut are not subject to these limitations.
Required Minimum Distributions
Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70½. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.
For purposes of The Hartford’s Principal First Preferred, if you enroll in our Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your Benefit Payment we will not recalculate your Benefit Amount or Benefit Payment.
Other Information
If you elected The Hartford’s Principal First Preferred, and your Contract was issued in the state of Connecticut, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity contracts issued by us or our affiliates to you equal or exceed $100,000.
We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford’s Principal First and The Hartford’s Principal First Preferred. This means that if you purchased two Contracts from us in any twelve month period and elect either The Hartford’s Principal First or The Hartford’s Principal First Preferred on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract.
For examples on how The Hartford’s Principal First is calculated, please see “Appendix III.” For examples on how The Hartford’s Principal First Preferred is calculated, please see “Appendix IV.”
Death Benefit
What is the Death Benefit and how is it calculated?
The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant, if applicable, die before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.
Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary’s portion of the proceeds.
You were able to purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You could not choose both.

An optional Death Benefit for an additional charge was available. There two optional Death Benefits available under the Contract. You could elect only one optional Death Benefit. The optional Death Benefits are:

•	the “MAV 70 Death Benefit,” which is short for “Maximum Anniversary Value 70 Death Benefit;” and

•	the MAV/EPB Death Benefit,” which is short for “Maximum Anniversary Value/Earnings Protection Benefit Death Benefit.”
The following table summarizes information about the Death Benefit choices in the Contract. We also have examples of the Death Benefit calculations in Appendix II at the end of the prospectus that may be helpful in understanding the Death Benefit choices. You made your Death Benefit choices at the time you purchased your Contract. You cannot change those elections. The following chart, which was designed to assist owners when the Contracts were still for sale, is included to help you understand the choices you made.

Standard Death Benefit Choices	Summary		How it works
Asset Protection	Not available if you elect the Premium Protection Death Benefit.	This Death Benefit is the greatest of:
Death Benefit	No extra charge.	✓	Contract Value; or
✓
Contract Value PLUS 25% of the total Premium Payments excluding any subsequent Premium Payments we receive within 12 months of death or after death. Premium Payments are adjusted for any partial Surrenders; or

		✓	Contract Value PLUS 25% of your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death or after death.
This Death Benefit cannot exceed the greatest of:
		✓	Contract Value; or
		✓	Total Premium Payments adjusted for any partial Surrenders; or
		✓	Your Maximum Anniversary Value.
Premium Protection	Not available if you elect the Asset Protections Death Benefit	This Death Benefit is the greater of:
Death Benefit	No extra charge.	✓	Contract Value; or
		✓	Total Premium Payments you have made to us minus an adjustment for any partial Surrenders.

Optional Death Benefits	Summary		How it works
MAV 70 Death Benefit	Optional Death Benefit that is available for an additional charge equal to 0.20% of your Contract Value invested in the Sub-Accounts and is deducted daily.	If you elect this Death Benefit, your Death Benefit will be the greatest of:
	Only available upon purchase.	✓	The Asset Protection Death Benefit described above;
	You cannot choose this Death Benefit by itself.	✓	The total Premium Payments you have made to us adjusted for any partial Surrenders; or
	You cannot choose this Death Benefit if you elect the MAV/EPB Death Benefit.	✓	Your Maximum Anniversary Value.
You cannot choose this Death Benefit if you or your Annuitant are 71 years old or older.
MAV/EPB Death Benefit	Optional Death Benefit that is available for an additional annual charge equal to 0.30% of your Contract Value invested in the Sub-Accounts and is deducted daily.	If you elect this Death Benefit with the Asset Protection Death Benefit, your Death Benefit will be the greatest of:
	Only available upon purchase.	✓	The Asset Protection Death Benefit described above;
	You cannot choose this Death Benefit by itself.	✓	The total Premium Payments you have made to us adjusted for any partial Surrenders;
	You cannot choose this Death Benefit if you elect the MAV 70 Death Benefit.	✓	Your Maximum Anniversary Value; or
	You cannot choose this Death Benefit if you or your Annuitant are 76 years old or older.	✓	The Earnings Protection Benefit.
If you elect this Death Benefit with the Premium Protection Death Benefit, your Death Benefit will be the greatest of:
		✓	The Premium Protection Death Benefit described above;
		✓	Your Maximum Anniversary Value; or
		✓	The Earnings Protection Benefit.
Asset Protection Death Benefit
The Asset Protection Death Benefit is one of the two standard Death Benefit choices.
Here is an example of how the Asset Protection Death Benefit works.
Assume that:

➢	You made an initial Premium Payment of $100,000.

➢	In your fourth Contract Year, you made a partial Surrender of $8,000.

➢	Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000.

➢	On the day we calculate the Death Benefit, your Contract Value was $115,000.

➢	Your Maximum Anniversary Value was $150,000.
We determine the Asset Protection Death Benefit by finding the greatest of these three values:

We determine the Asset Protection Death Benefit by finding the greatest of these three values:	Based on the assumptions above, here is how we would do the actual calculations:
✓ Contract Value; or	Contract Value equals $115,000.
✓ Contract Value PLUS 25% of the total Premium Payments excluding any subsequent Premium Payments we
       receive within 12 months of death or after
       death. Premium Payments are adjusted
       for any partial Surrenders; or
$115,000 + [25% (($100,000 − $0) − $8,000)] = $138,000
✓ Contract Value PLUS 25% of your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death or after death.	$115,000 + [25% ($150,000)] = $152,500.
The Asset Protection Death Benefit has a maximum. That means the Death Benefit cannot exceed the Asset Protection Death Benefit Maximum.
Asset Protection Death Benefit Maximum:
The Asset Protection Death Benefit cannot exceed the greatest of:	Based on the assumptions above, here is the calculation of the Asset Protection Death Benefit Maximum:
✓ Contract Value;	✓ Contract Value is $115,000,
✓ Total Premium Payments you have made to us, adjusted for any partial Surrenders; or	✓ Total Premium Payments you have made to us minus an adjustment for any partial Surrenders [$100,000 − $8,000 = $92,000], or
✓ Your Maximum Anniversary Value.	✓ Your Maximum Anniversary Value is $150,000.
Because the greatest of the three values above is $150,000, the maximum Death Benefit is $150,000.
The discussion of the Death Benefit choices above says that we make an adjustment to your total Premium Payments for partial Surrenders when we calculate the Death Benefit. We calculate the adjustment to your total Premium Payments for partial Surrenders by reducing your total Premium Payments on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your total Premium Payments by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. We use this calculation to determine the adjustment to total Premium Payments for partial Surrenders for all of the Death Benefits discussed in this prospectus. For examples of how we calculate the Death Benefit, please see “Appendix II.”
The discussion of the Death Benefit choices above also refers to your Maximum Anniversary Value. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. When we calculate the Asset Protection Death Benefit or the MAV/EPB Death Benefit, we will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier. When we calculate the MAV 70 Death Benefit, we will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 71st birthday or date of death, whichever is earlier.
The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•	Your Anniversary Value is reduced by an adjustment for any partial Surrenders made since the Contract Anniversary.
The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
We make an adjustment for partial Surrenders when we calculate your Anniversary Value. We calculate the adjustment to your Anniversary Value for partial Surrenders by reducing your Anniversary Value on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your Anniversary Value by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. For examples of how we calculate the Death Benefit, please see “Appendix II.”
We use these calculations to determine your Maximum Anniversary Value for all of the Death Benefits discussed in this prospectus.
Premium Protection Death Benefit

The Premium Protection Death Benefit was one of the two standard Death Benefit choices.
Here is an example of how the Premium Protection Death Benefit works.
Assume that:

➢	You made an initial Premium Payment of $100,000,

➢	In your fourth Contract Year, you made a partial Surrender of $8,000,

➢	Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

➢	On the day we calculate the Death Benefit, your Contract Value was $115,000.

We determine the Premium Protection Death Benefit by finding the greater of these two values:	Based on the assumptions above, here is how we would do the actual calculations:
✓ Contract Value; or	$115,000
✓ Total Premium Payments you have made to us minus an adjustment for any partial Surrenders.	$100,000 - $8,000 = $92,000
Because your Contract Value was greater than the adjusted total Premium Payments, your Death Benefit is $115,000.
We make an adjustment to your total Premium Payments for partial Surrenders as discussed above under “Adjustments to total Premium Payments for partial Surrenders.”
If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will not apply under the Contract after the transfer. Instead, the Death Benefit will be the Contract Value.
Optional Death Benefits
This rider/option can no longer be elected or added after you purchase your Contract. There were two optional Death Benefits available under the Contract. You could elect only one option Death Benefit. The optional Death Benefits are:

•	the “MAV 70 Death Benefit,” which is short for “Maximum Anniversary Value 70 Death Benefit;” and

•	the “MAV/EPB Death Benefit,” which is short for “Maximum Anniversary Value/Earnings Protection Benefit Death Benefit.”
MAV 70 Death Benefit
The following shows how the Death Benefit works if you elected the MAV 70 Death Benefit when you purchased your Contract:
The Death Benefit will be the greatest of the following three values:

•	the Asset Protection Death Benefit;

•	The total Premium Payments you have made to us minus an adjustment for any partial Surrenders; or

•	Your Maximum Anniversary Value.
If your Contract has the MAV 70 Death Benefit and you transfer ownership of your Contract, or your spouse continues your Contract as Contract Owner after your death, the death benefit will depend on the age of the new Contract Owner.

✓
If the new Contract Owner was older than 70 but younger than 76 years old at the time you purchased your Contract, the MAV 70 Death Benefit will not apply under the Contract after the transfer. Instead, only the Asset Protection Death Benefit and the Premium Protection Death Benefit will remain in force under the Contract.

✓
If the new Contract Owner was 76 years old or older at the time you purchased your Contract, the MAV 70 Death Benefit will not apply under the Contract after the transfer. Instead, only the Asset Protection Death Benefit will remain in force under the Contract.

In either case, we will continue to deduct the charge for the MAV 70 Death Benefit until we begin to make Annuity Payouts.
Here is an example of how the MAV 70 Death Benefit works:
Assume that:

➢	You made a single Premium Payment of $100,000,

➢	In your fourth Contract Year, you made a partial Surrender of $8,000,

➢	Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

➢	On the day we calculate the Death Benefit, your Contract Value was $115,000,

➢	On the day we calculate the Death Benefit, your Maximum Anniversary Value was $150,000.
Based on the assumptions above, this table shows how we would do the calculations:

Asset Protection Death Benefit (see Example above);	$150,000
The total Premium Payments you have made to us minus an adjustment for any partial Surrenders; or	$100,000 − $8,000 = $92,000
Your Maximum Anniversary Value.	$150,000
Death Benefit Amount	Because the Maximum Anniversary Value was the greatest of the three values compared, the Death Benefit is $150,000
MAV/EPB Death Benefit
The amount of the MAV/EPB Death Benefit will not be different regardless of whether your Contract has the Asset Protection Death Benefit or the Premium Protection Death Benefit.
If you elected the MAV/EPB Death Benefit, you cannot cancel it.
You could only elect the MAV/EPB Death Benefit at the time that you purchased your Contract. You could not elect the MAV/EPB Death Benefit if you elected the MAV 70 Death Benefit.
The MAV/EPB Death Benefit is described below.
MAV/EPB Death Benefit
This table shows how the Death Benefit works if you elected the MAV/EPB Death Benefit when you purchased your Contract with either of the standard Death Benefit choices:

MAV/EPB Death Benefit with the Asset Protection Death Benefit	MAV/EPB Death Benefit with the Premium Protection Death Benefit
The Death Benefit will be the greatest of the Asset Protection Death Benefit or the following three values:	The Death Benefit will be the greatest of the Premium Protection Death Benefit or the following two values:
• The total Premium Payments you have made to us minus an adjustment for any partial Surrenders;	• Your Maximum Anniversary Value; or
• Your Maximum Anniversary Value; or	• The Earnings Protection Benefit, which is discussed below.
• The Earnings Protection Benefit, which is discussed below.

➢
If your Contract has the MAV/EPB Death Benefit and you transfer ownership of your Contract, or your spouse continues your Contract as Contract Owner after your death, and the new Contract Owner was 76 years old or older at the time you purchased your Contract, the MAV/EPB Death Benefit will not apply under the Contract after the transfer. Instead, for Contracts with the Asset Protection Death Benefit only the Asset Protection Death Benefit will remain in force under the Contract. For Contracts with the Premium Protection Death Benefit, the Death Benefit will be the Contract Value. However, we will continue to deduct the charge for the MAV/EPB Death Benefit until we begin to make Annuity Payouts.

Earnings Protection Benefit — If you and your Annuitant were age 69 or under when you purchased your Contract, the Earnings Protection Benefit is:

•	Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus

•	40% of the Contract gain since the date that you purchased your Contract.
We determine any Contract gain by comparing your Contract Value on the date you purchase your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.
We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if a partial Surrender is greater than Contract gain we:

•	Add the amount of the partial Surrender to the Contract Value on the date you purchase your Contract;

•	Then we add any Premium Payments made after the date you purchase your Contract and before you made the partial Surrender;

•	Next we subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender; and

•	We subtract the sum of any prior adjustments for all prior partial Surrenders made after you purchased your Contract.
If that amount is greater than zero, the result becomes the amount of the adjustment for the partial Surrender.
We use the adjustment for partial Surrenders when we calculate the Contract gain by:

•	Subtracting the Contract Value on the date you purchase your Contract and any subsequent Premium Payments from the Contract Value on the date we receive due proof of death;

•	Then we add any adjustment for partial Surrenders to the result to determine the Contract gain.
Your Contract gain is limited to or “capped” at a maximum of 200% of Contract Value on the date you purchased your Contract plus Premium Payments not previously withdrawn made after you purchased your Contract, excluding any Premium Payments made in the 12 months before the date of death or after death. We subtract any adjustments for partial Surrenders.
We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value to complete the Death Benefit calculation.
If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to the Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time you purchased your Contract.
Here is an example of how the MAV/EPB Death Benefit works with the standard Death Benefit choices.
Assume that:

➢	You made a single Premium Payment of $100,000,

➢	In your fourth Contract Year, you made a partial Surrender of $8,000,

➢	Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

➢	On the day we calculate the Death Benefit, your Contract Value was $115,000,

➢	Your Maximum Anniversary Value was $150,000.
Based on the assumptions above, this table shows how we would do the calculations:

MAV/EPB Death Benefit with Asset Protection Death Benefit		MAV/EPB Death Benefit with Premium Protection Death Benefit
Asset Protection Death Benefit (see Example above)	$150,000	Premium Protection Death Benefit (see Example above)	$115,000
The total Premium Payments you have made to us minus an adjustment for any partial Surrenders;	$100,000 − $8,000 = $92,000	Your Maximum Anniversary Value; or	$150,000
Your Maximum Anniversary Value; or	$150,000	The Earnings Protection Benefit	Contract Value minus Contract Value on the date you purchased your Contract [$115,000 − $100,000 = $15,000]
			40% of Contract gain plus Contract Value [$15,000 × 40% = $6,000] + $115,000 = $121,000]
The Earnings Protection Benefit	Contract Value minus Contract Value on the date you purchased your Contract [$115,000 − $100,000 = $15,000]	Death Benefit Amount	Because the Maximum Anniversary Value was the greatest of the three values compared, the Death Benefit is $150,000
	40% of Contract gain plus Contract Value [$15,000 × 40% = $6,000] + $115,000 = $121,000]
Death Benefit Amount	Because the Maximum Anniversary Value was the greatest of the four values compared, the Death Benefit is $150,000
MAV/EPB Death Benefit considerations:

•	If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

•	Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.
Additional Information about Death Benefit
For more information on how these optional benefits may affect your taxes, please see the section entitled, “Federal Tax Considerations,” under sub-section entitled “Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax- Qualified Retirement Plans.”
Your Contract states that as part of the Death Benefit calculation we deduct any Premium Payments we receive within 12 months of death or after death as part of the total Premium Payment calculation. If you purchased this Contract, we will waive that deduction when we calculate the Premium Protection Death Benefit or the MAV/EPB Death Benefit, except when we calculate the limitation of Contract gain for purposes of the MAV/EPB Death Benefit. We will also waive the deduction for purposes of the Asset Protection Death Benefit when we calculate the Asset Protection Death Benefit Maximum. Your Contract states that we exclude any Premium Payments that we receive within 12 months of death when we calculate the Asset Protection Death Benefit. We waive this exclusion for your initial Premium Payment if death occurs in the first Contract Year.
We impose a limit on total death benefits if:
The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates, and
Aggregate Premium Payments total $5 million or more.
When the limit applies, total death benefits cannot exceed the greater of:

•	The aggregate Premium Payments reduced by an adjustment for any Surrenders; or

•	The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

•	The aggregate Contract Value; plus

•	The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.
We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.
Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each Contract at the time of reduction. In addition, there may be limitations on the aggregate death benefits if you purchased one or more contracts with an initial Premium Payment of less than $5,000,000 but you add Premium Payments or purchased additional contracts such that Premium Payments under the contracts aggregate to $5,000,000 or more. See your contract for more information.
How is the Death Benefit paid?
The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of Our receipt of complete instructions, except when We are permitted to defer such payment under the Investment Company Act of 1940. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary’s portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary’s instructions. If we receive the complete instructions on a Non- Valuation Day, computations will take place on the next Valuation Day.
If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our “Safe Haven Program.” Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. The interest rate is based upon the analysis of interest rates credited to funds left on deposit with other insurance companies under programs similar to The Hartford’s Safe Haven program. In determining the interest rate, we also factor in the impact of our profitability, general economic trends, competitive factors and administrative expenses. The interest rate credit is not the same rate earned on assets in the Fixed Accumulation Feature and is not subject to minimum interest rates prescribed by state non-forfeiture laws. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.
The Beneficiary may elect under the Annuity Proceeds Settlement Option “Death Benefit Remaining with the Company” to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.
The Beneficiary of a non-qualified Contract or IRA may also elect the “Single Life Expectancy Only” option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary’s remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.
Required Distributions — If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.
If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner’s death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.
What should the Beneficiary consider?
Alternatives to the Required Distributions — The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary’s life or life expectancy, and (b) must begin within one year of the date of death.
If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.
Spousal Contract Continuation — If the Contract Owner dies and a Beneficiary is the Contract Owner’s spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.
If your spouse continues any portion of the Contract as Contract Owner and elects either the MAV 70 Death Benefit or the MAV/EPB Death Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract. This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the optional Death Benefit. The percentage used for the MAV/EPB Death Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.
Who will receive the Death Benefit?
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.
If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.
If death occurs before the Annuity Commencement Date:

If the deceased is the . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving joint Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner	The Annuitant is living or deceased	Designated Beneficiary receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner and the Beneficiary predeceases the Contract Owner	The Annuitant is living or deceased	Contract Owner’s estate receives the Death Benefit.
Annuitant	The Contract Owner is living	There is no named Contingent Annuitant	The Contract Owner becomes the Contingent Annuitant and the Contract continues. The Contract Owner may waive this presumption and receive the Death Benefit.
Annuitant	The Contract Owner is living	The Contingent Annuitant is living	Contingent Annuitant becomes the Annuitant, and the Contract continues.
If death occurs on or after the Annuity Commencement Date:

If the deceased is the . . .	and . . .	then the . . .
Contract Owner	The Annuitant is living	Designated Beneficiary becomes the Contract Owner
Annuitant	The Contract Owner is living	Contract Owner receives the payout at death, if any.
Annuitant	The Annuitant is also the Contract Owner	Designated Beneficiary receives the payout at death, if any.

These are the most common scenarios, however, there are others. Some of the Annuity Payout Options may not result in a payout at death. For more information on Annuity Payout Options including those that may result in a payout at death please see the section entitled “Annuity Payouts” and the Death Benefit section of your Contract. If you have questions about these and any other scenarios, please contact your Registered Representative or us.
Surrenders
What kinds of Surrenders are available?
Full Surrenders before the Annuity Commencement Date - When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.
Partial Surrenders before the Annuity Commencement Date - You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the Annual Withdrawal Amount allowed and the Contingent Deferred Sales Charge will not be assessed against such amounts. Surrender of Contract Values in excess of the Annual Withdrawal Amount and additional surrenders made in any Contract Year will be subject to the Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.
There are two restrictions on partial Surrenders before the Annuity Commencement Date:

•	The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

•
After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.

Under certain circumstances Hartford had permitted certain Contract Owners to reinstate their Contracts when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to Hartford. Effective October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either full or Partial).
Full Surrenders after the Annuity Commencement Date - You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.
Partial Surrenders after the Annuity Commencement Date - Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the “Period Certain” for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.
To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.
Hartford will deduct any applicable Contingent Deferred Sales Charges.
If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.
Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.
How do I request a Surrender?
Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.
We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund’s plan of liquidation, in compliance with rules of the SEC or an order of the SEC.
We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.
Written Requests — Complete a Surrender form or send us a letter, signed by you, stating:

•	the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

•	your tax withholding amount or percentage, if any, and

•	your disbursement instructions, including your mailing address.
You may submit this form via mail, fax or a request via the internet.
Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.
If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.
Telephone or Internet Requests - To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine.
We may modify the requirements for telephone and/or internet redemptions at any time.
Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.
Completing a Power of Attorney for another person to act on your behalf may prevent you from making Surrenders via telephone and internet.
What should be considered about taxes?
There are certain tax consequences associated with Surrenders:
Prior to age 59½ - If you make a Surrender prior to age 59½, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59½ may also affect the continuing tax-qualified status of some Contracts.
We do not monitor Surrender requests. To determine whether a Surrender is permissible, with or without federal income tax penalty, please consult your personal tax adviser.
More than one Contract issued in the same calendar year - If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.
Internal Revenue Code section 403(b) annuities - As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59½, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.
We encourage you to consult with your qualified tax adviser before making any Surrenders. Please see the “Federal Tax Considerations” section for more information.

Annuity Payouts
This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

•	When do you want Annuity Payouts to begin?

•	Which Annuity Payout Option do you want to use?

•	How often do you want the Payee to receive Annuity Payouts?

•	What is the Assumed Investment Return?

•	Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?
Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1.	When do you want Annuity Payouts to begin?
You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant’s 100th birthday.
The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.
All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non- Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.
Effective October 4, 2013 we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.
Proof of Survival
The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.

2.	Which Annuity Payout Option do you want to use?
Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the “Death Benefit” section. The Hartford’s Principal First Payout Option is available only to Contract Holders who elect The Hartford’s Principal First rider. The Hartford’s Principal First Preferred Payout Option is available only to Contract Holders who elect The Hartford’s Principal First Preferred rider. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.
Life Annuity
We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.
Life Annuity with Payments for a Period Certain
We will make Annuity Payouts during the lifetime of the Annuitant, but Annuity Payouts are at least guaranteed for the number of years you select. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of years, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the present value of the remaining Annuity Payouts.
Life Annuity with a Cash Refund
We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.
Joint and Last Survivor Life Annuity
We will make Annuity Payouts as long as the Annuitant and

Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Joint and Last Survivor Life Annuity with Payments for a Period Certain
We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant’s age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Payments For a Period Certain
We will make Annuity Payouts for the number of years that you select. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.
The Hartford’s Principal First Payout Option
If you elected The Hartford’s Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford’s Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.
The Hartford’s Principal First Preferred Payout Option
If you elected The Hartford’s Principal First Preferred and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford’s Principal First Preferred Payout Option, Hartford will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.
Important Information:

•
You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments For a Period Certain, or Payments For a Period Certain Annuity Payout Option. A Contingent Deferred Sales Charge may be deducted.

•
For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

•
Automatic Annuity Payouts - If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.	How often do you want the Payee to receive Annuity Payouts?
In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

•	monthly,

•	quarterly,

•	semi-annually, or

•	annually.
Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.	What is the Assumed Investment Return?
The Assumed Investment Return (“AIR”) is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.
Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub- Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub- Accounts earn more than the AIR.
For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.
Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5.	Do you want Annuity Payouts to be Fixed Dollar Amount or Variable Dollar Amount?
You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.
Fixed Dollar Amount Annuity Payouts - Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate set by us.
You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.
Variable Dollar Amount Annuity Payouts - Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.
The dollar amount of the first variable Annuity Payout depends on:

•	the Annuity Payout Option chosen,

•	the Annuitant’s attained age and gender (if applicable),

•	the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

•	the Assumed Investment Return.
The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value, minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.
The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

•	Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.
The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.
Combination Annuity Payout - You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet you income needs.
Transfer of Annuity Units - After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled “Can I Transfer from one Sub-Account to another” under the section entitled “The Contract.”
Other Programs Available
We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional Charge for these Programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.
InvestEase Program - InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.
Automatic Income Program - The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59½, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.
Asset Allocation Program - Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract’s allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.
Asset Rebalancing - Asset Rebalancing is another type of asset allocation program in which you customize your Sub- Accounts to meet your investment needs. You select the Sub- Accounts and the percentages you want allocated to each Sub- Account.

Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one model at a time.
Dollar Cost Averaging Programs - We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub- Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.
If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.
Other Program considerations

•	You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

•	We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

•	any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund;

•	any Fund is liquidated - then your allocations will be directed to any available money market Fund; or

•	any Fund closes to new investments - then your allocations to that Fund will be pro-rated among remaining available Funds.
You may always provide us with updated instructions following any of these events.

•
Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

•
If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub- Account Values back to the Fixed Accumulation Feature.

•	These Programs may be adversely affected by Fund trading policies.
Other Information
Assignment - A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.
A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.
Contract Modification - The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.
Speculative Investing - Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatification, or any other type of collective investment scheme. When you purchased this Contract you represented and warranted that you would not use this Contract, or any of its riders, for speculation, arbitrage, viatification, or any other type of collective investment scheme.

How Contracts Are Sold - We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. (“HSD”) under which HSD serves as the principal underwriter for the Contracts. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of FINRA. The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support to us.
HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2013. Contracts were sold by individuals who were appointed by us as insurance agents and who were registered representatives of Financial Intermediaries (“Registered Representatives”).
The Core (the version of this Contract that we call “Core” has no specific marketing name) and Edge Contracts may be sold directly to the following individuals free of any sales commission: (1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and (2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we may have credited the Contract with a one- time only credit of 5.0% of the initial Premium Payment. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.
We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary’s internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.
Commissions
Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.
Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA, Financial Intermediary and insurance rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract and/or to provide inforce Contract Owner support. These additional payments could create an incentive for your investment professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermediaries may make a profit from fees received for inforce Contract Owner support.

Additional Payment Type	What it’s used for
Access	Access to investment professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment	Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing
Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including investment professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.

Marketing Expense Allowance	Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Inforce Contract Owner Support	Support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services.
Training	Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume	Pay for the overall volume of their sales or the amount of money investing in our products.
As of December 31, 2014, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities:
AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks, LLC), CCO Investment Services Corp., Citigroup Global Markets, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Edward D. Jones & Co., LLP, First Allied Securities, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., H.D. Vest Investment Services, Huntington Investment Company, ING Financial Partners, Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., Janney Montgomery Scott, Inc., Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc.,Thurston, Springer, Miller, Herd & Titak, Inc., U.S. Bancorp Investments, Inc., UBS Financial Services, Inc., Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc.
Inclusion on this list does not imply that these sums necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.
As of December 31, 2014, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Variable Insurance Series & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.
For the fiscal year ended December 31, 2014, Additional Payments did not in the aggregate exceed approximately $21.4 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.04% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $38,000 or approximately 0.14% of the Premium Payments invested in a particular Fund during this period.

Legal Matters
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.

More Information
You may call your Registered Representative if you have any questions or write or call us at the address below:
Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293.
Telephone: 1-800-862-6668 (Contract Owners)
1-800-862-7155 (Registered Representatives)
Financial Statements
You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

Table of Contents to Statement of Additional Information

General Information
Safekeeping of Assets
Experts
Non-Participating
Misstatement of Age or Sex
Principal Underwriter
Performance Related Information
Total Return for all Sub-Accounts
Yield for Sub-Accounts
Money Market Sub-Accounts
Additional Materials
Performance Comparisons
Accumulation Unit Values
Financial Statements

APP TAX-1

Appendix Tax
Federal Tax Considerations
A. Introduction
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code (“Code”), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See “Nonresident Aliens and Foreign Entities” below regarding annuity purchases by, or payments to, non-U.S. Persons. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax advisor. This prospectus is not intended to provide tax, accounting or legal advice. Please consult your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, account or legal advice concerning your situation.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.
As used in the following sections addressing “Federal Tax Considerations,” the term “spouse” means the person to whom you are legally married, as determined under federal tax law. This may include opposite or same-sex spouses, but does not include those in domestic partnerships or civil unions which are not recognized as married for federal tax purposes. You are encouraged to consult with an accountant, lawyer or other qualified tax advisor about your own situation.
The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
B. Taxation of the Company and the Separate Account
The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate

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Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
C. Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans
Section 72 of the Code governs the taxation of annuities in general.
1. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•	A contract acquired by the estate of a decedent by reason of such decedent’s death,

•	Certain contracts acquired with respect to tax-qualified retirement arrangements,

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate’s or trust’s adjusted gross income for the taxable year.
2. Other Contract Owners (Natural Persons).
A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.
The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual’s modified adjusted gross income for the taxable year.
a. Amounts Received as an Annuity
Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start (“amounts received as an annuity”) are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable “investment in the contract” to the total amount of the payments to be made after the start of the payments (the “exclusion ratio”) under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the “investment in the contract.” The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date

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assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i.
When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

ii.
To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract”. It is unclear what value should be used in determining the “income on the contract.” We believe that the “income on the contract” does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the “income on the contract”.

iii.
Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

b. Amounts Not Received as an Annuity

i.
To the extent that the “cash value” of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract.”

ii.
Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such “income on the contract” and then from “investment in the contract,” and for these purposes such “income on the contract” is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such “income on the contract,” and (2) shall not be includable in gross income to the extent that such amount does exceed any such “income on the contract.” If at the time that any amount is received or deemed received there is no “income on the contract” (e.g., because the gross value of the Contract does not exceed the “investment in the contract,” and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the “investment in the contract.”

iii.
Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining “investment in the contract” shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv.
The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v.
In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi.
In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

c. Aggregation of Two or More Annuity Contracts.
Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation,

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the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.
d. 10% Penalty Tax — Applicable to Certain Withdrawals and Annuity Payments.

i.
If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.	The 10% penalty tax will not apply to the following distributions:

1.	Distributions made on or after the date the recipient has attained the age of 59½.

2.	Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

3.	Distributions attributable to a recipient becoming disabled.

4.
A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient’s designated Beneficiary).

5.	Distributions made under certain annuities issued in connection with structured settlement agreements.

6.	Distributions of amounts which are allocable to the “investment in the contract” prior to August 14, 1982 (see next subparagraph e.).

7.	Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.
If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
e. Special Provisions Affecting Contracts Obtained Through a Tax-Free Exchange of Other Annuity or Life Insurance Contracts Purchased Prior to August 14, 1982.
If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the “investment in the contract” prior to August 14, 1982 (“pre-8/14/82 investment”) carried over from the prior Contract, (2) then from the portion of the “income on the contract” (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining “income on the contract” and (4) last from the remaining “investment in the contract.” As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the “income on the contract” attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.
f. Required Distributions

i.	Death of Contract Owner or Primary Annuitant
Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

1.
If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

2.	If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

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3.
If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.	Alternative Election to Satisfy Distribution Requirements
If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner’s death.

iii.	Spouse Beneficiary
If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.	Civil Union or Domestic Partner
Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner, rather than the spouse of the Contract Owner, then such designated beneficiary is not permitted to continue the Contract as the succeeding Contract Owner. A designated beneficiary who is a same sex spouse will be permitted to continue the Contract as the succeeding Contract Owner.
g. Addition of Rider or Material Change.
The addition of a rider to the Contract, or a material change in the Contract’s provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.
h. Partial Exchanges.
The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract’s cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a “partial exchange”).
The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.
Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.
If a transfer falls within the scope of the Rev. Proc. but is not described above (for example - if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, preexisting contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS’s partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.
3. Diversification Requirements.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:

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•	no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•	no more than 70% is represented by any two investments,

•	no more than 80% is represented by any three investments and

•	no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.
Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling (“PLR”) from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds’ compliance with the terms and conditions contained in the PLR.
4. Tax Ownership of the Assets in the Separate Account.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
D. Federal Income Tax Withholding
The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

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1.
Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld (“election out”). We will provide such an “election out” form at the time such a distribution is requested. If the necessary “election out” form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

2.
Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary “election out” forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no “election out” is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any “election out” (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee’s total tax liability.
E. General Provisions Affecting Qualified Retirement Plans
The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled “Information Regarding Tax-Qualified Retirement Plans” for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.
F. Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. persons (such as U.S. citizens or U.S. resident aliens). Purchasers (and payees such as a purchaser’s beneficiary) that are not U.S. persons (such as a Nonresident Alien) will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required information and IRS tax forms (such as IRS Form W-8BEN) are submitted to us. If withholding tax applies, we are generally required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. Foreign entities (such as foreign corporations, foreign partnerships, or foreign trusts) must provide the appropriate IRS tax forms (such as IRS Form W-8BEN-E or other appropriate Form W-8). If required by law, we may withhold 30% from any taxable payment in accordance with applicable requirements such as The Foreign Account Tax Compliance Act (FATCA) and applicable regulations. An updated Form W-8 is generally required to be submitted every three years. Purchasers may also be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G. Estate, Gift and Generation-Skipping Tax and Related Tax Considerations
Any amount payable upon a Contract Owner’s death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner’s estate for federal estate tax purposes. Similarly, prior to the Contract Owner’s death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 371⁄2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer (“GST”) tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in “Distributions Prior to the Annuity Commencement Date,” the transfer of a Contract for less than adequate consideration during the Contract Owner’s lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner’s gross income, this same income amount could produce a corresponding increase in such Contract Owner’s tax basis for such Contract that is carried over to the transferee’s tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.
H. Tax Disclosure Obligations

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In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain “material advisers” to maintain a list of persons participating in such “reportable transactions,” which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.
Information Regarding Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a “Deemed IRA” under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

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a.	Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 70½ or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse “designated beneficiary” of a deceased Plan participant may make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).
IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract’s cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA’s cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

b.	SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

c.	SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the

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SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

d.	Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

a.	after the employee reaches age 59½;

b.	upon the employee’s separation from service;

c.	upon the employee’s death or disability;

d.	in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

e.	as a qualified reservist distribution upon certain calls to active duty.

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An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. § 1.403(b)-8(c)(2).
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. § 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter ($17,500 for 2013). The Plan may provide for additional “catch-up” contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70½, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for

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determining what portion of each amount received represents a tax-free recovery of “investment in the contract” are generally the same as for Non-Qualified Contracts, as described above.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
6. Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a.	Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% penalty tax does not apply to a distribution that is either:

(i)	made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)	attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually - “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)	not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

(vii)	certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)	made an account of an IRS levy on the Qualified Plan under Code Section 72(t)(2)(A)(vii); or

(ix)	made as a “direct rollover” or other timely rollover to an Eligible Retirement Plan, as described below.
In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

(x)	made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

(xi)	not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(xii)	for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).
If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.

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For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

b.	RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

(i)	the calendar year in which the individual attains age 70½, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70½ in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.
The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

(a)	the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)	over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.
If an individual dies before reaching the Required Beginning Date, the individual’s entire interest generally must be distributed within 5 years after the individual’s death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual’s surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70½.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of

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such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan fiduciary) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either -

a.	an RMD amount;

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.	any distribution made upon hardship of the employee.

Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.

APP I-1

Appendix I - The Funds

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I(1)	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund - Series I(2)	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Money Market Fund - Series I **	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund - Series 1(3)	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Global Bond Fund - Class 2	Seeks over the long term a high level of total return consistent with prudent investment management	Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds New World Fund - Class 2	Seeks long-term capital appreciation	Capital Research and Management Company
Franklin Templeton Variable Insurance Products Trust

APP I-2

Franklin Flex Cap Growth VIP Fund - Class 2(4)	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Income VIP Fund - Class 2(5)	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc. Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2(6)	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2(7)	Seeks capital appreciation	Franklin Mutual Advisers, LLC Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2(8)	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2(9)	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2(10)	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2(11)	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1(12)	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1(13)	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2(14)	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2(15)	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA(16)	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Initial Class(17)	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management
MFS® Value Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Variable Insurance Trust II
MFS® Core Equity Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	MFS Investment Management

APP I-3

MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
______________

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.

**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

______________
Notes

1	Formerly Invesco Van Kampen V.I. American Franchise Fund - Series I

2	Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund - Series I

3	Formerly Invesco Van Kampen V.I. Value Opportunities Fund - Series I

4	Formerly Franklin Flex Cap Growth Securities Fund - Class 2

5	Formerly Franklin Income Securities Fund - Class 2

6	Formerly Franklin Large Cap Growth Securities Fund - Class 2

7	Formerly Mutual Global Discovery Securities Fund - Class 2

8	Formerly Mutual Shares Securities Fund - Class 2

9	Formerly Franklin Rising Dividends Securities Fund - Class 2

10	Formerly Franklin Small Cap Value Securities Fund - Class 2

11	Formerly Franklin Small-Mid Cap Growth Securities Fund - Class 2

12	Formerly Franklin Strategic Income Securities Fund - Class 1

13	Formerly Templeton Developing Markets Securities Fund - Class 1

14	Formerly Templeton Foreign Securities Fund - Class 2

15	Formerly Templeton Growth Securities Fund - Class 2

16	Formerly Hartford Money Market HLS Fund - Class IA

17	Formerly MFS® Research Bond Series - Initial Class

APP II-1

Appendix II - Death Benefit - Examples
Asset Protection Death Benefit Examples
Example 1
Assume that:

•	You purchased your Contract with the Asset Protection Death Benefit,

•	You made an initial Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $8,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

•	On the day we calculate the Death Benefit, your Contract Value was $117,403,

•	Your Maximum Anniversary Value was $117,403.
Calculation of Asset Protection Death Benefit
To calculate the Asset Protection Death Benefit, we calculate the following three values:

•	The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

•
The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 − $8,000) = $140,403],

•	The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 − $8,000) = $144,754].
The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

•	The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

•	the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 − $8,000 = $92,000], or

•	your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403 − $8,000 = $109,403].
Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.
Amount of Asset Protection Death Benefit
Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

Example 2
Assume that:

•	You purchased your Contract with the Asset Protection Death Benefit,

•	You made an initial Premium Payment of $100,000,

•	In your fourth Contract Year, you made a partial Surrender of $60,000,

•	Your Contract Value in the fourth year immediately before your Surrender was $150,000,

•	On the day we calculate the Death Benefit, your Contract Value was $120,000,

•	Your Maximum Anniversary Value is $140,000.
Calculation of Asset Protection Death Benefit
To calculate the Asset Protection Death Benefit, we calculate the following three values:

•	The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

•
The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

•	The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].
The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

•	The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

•	The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

•	Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].
Adjustment for Partial Surrender for Total Premium Payments
The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 − (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.
Adjustment for Partial Surrender for Maximum Anniversary Value
The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 − (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.
Amount of Asset Protection Death Benefit
Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

•	The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

•	The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

•	Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].
So, your Asset Protection Death Benefit cannot exceed $120,000.

APP II-3

Premium Protection Death Benefit Examples
Example 1
Assume that:

•	You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

•	You made an initial Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $8,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

•	On the day we calculate the Death Benefit, your Contract Value was $117,403.
Adjustment for Partial Surrender for Total Premium Payments
The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.
Death Benefit Amount
Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.
Example 2
Assume that:

•	You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

•	You made an initial Premium Payment of $100,000,

•	In your fourth contract year, you made a partial Surrender of $60,000,

•	Your Contract Value in the fourth year immediately before your surrender was $150,000,

•	On the day we calculate the Death Benefit, your Contract Value was $120,000.
Adjustment for Partial Surrender for Total Premium Payments
The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 − (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.
Death Benefit Amount
Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

MAV/EPB Death Benefit with Asset Protection Death Benefit Examples
Example 1
Assume that:

•	You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $8,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

•	On the day we calculate the Death Benefit, your Contract Value was $117,403,

•	Your Maximum Anniversary Value was $117,403,

•
The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

Adjustment for Partial Surrenders for Earnings Protection Benefit
To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

•	Add the amount of the partial Surrender ($8,000) to

•	The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

•	Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

•	Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

•	Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),
Which equals −$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.
Calculation of Contract gain
Hartford would calculate the Contract gain as follows:

•	Contract Value on the date we receive proof of death ($117,403),

•	Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

•	Add any adjustments for partial Surrenders ($0),
So the Contract gain equals $17,403.
Calculation of Earnings Protection Benefit Cap
To determine if the cap applies:

•	Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

•	plus Premium Payments made since that date ($0),

•	minus Premium Payments made in the 12 months prior to death ($0),

•	minus any adjustments for partial Surrenders ($0),
Which equals $100,000. The cap is 200% of $100,000, which is $200,000.
Adjustment for Partial Surrenders for Maximum Anniversary Value
The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your Adjusted Maximum Anniversary Value is $109,403.
Asset Protection Death Benefit Amount is $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

APP II-5

Adjusted Total Premium Payment Amount is $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)
MAV/EPB Death Benefit
In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

APP II-6

Example 2
Assume that:

•	You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a partial Surrender of $60,000,

•	Your Contract Value in the fourth year immediately before your Surrender was $150,000,

•	Your Maximum Anniversary Value is $140,000,

•	On the day we calculate the Death Benefit, your Contract Value was $120,000,

•	The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.
Adjustment for Partial Surrenders
To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

•	Add the amount of the partial Surrender ($60,000) to

•	The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

•	Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

•	Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

•	Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),
Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.
Calculation of Contract gain
Hartford would calculate the Contract gain as follows:

•	Contract Value on the date we receive proof of death ($120,000),

•	Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

•	Add any adjustments for partial Surrenders ($10,000),
So the Contract gain equals $30,000.
Calculation of Earnings Protection Benefit Cap
To determine if the cap applies:

•	Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

•	plus Premium Payments made since that date ($0),

•	minus Premium Payments made in the 12 months prior to death ($0),

•	minus any adjustments for partial Surrenders ($10,000),
Which equals $90,000. The cap is 200% of $90,000, which is $180,000.
Adjustment for Partial Surrenders for Maximum Anniversary Value
The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 − (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.
Death Benefit with Earnings Protection Benefit

APP II-7

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-8

MAV/EPB Death Benefit with Premium Protection Death Benefit Examples
Example 1
Assume that:

•	You elected the MAV/EPB Death Benefit when you purchased your Contract,

•	You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $8,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

•	On the day we calculate the Death Benefit, your Contract Value was $117,403,

•	Your Maximum Anniversary Value was $117,403,

•
The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

Earnings Protection Benefit Amount is $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)
Maximum Anniversary Value is $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)
Premium Protection Death Benefit Amount is $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)
Death Benefit with Earnings Protection Benefit
The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.
Example 2
Assume that:

•	You elected the MAV/EPB Death Benefit when you purchased your Contract,

•	You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $60,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

•	On the day we calculate the Death Benefit, your Contract Value was $120,000,

•	Your Maximum Anniversary Value was $140,000,

•
The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

Earnings Protection Benefit Amount is $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)
Maximum Anniversary Value is $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)
Premium Protection Death Benefit Amount is $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)
Death Benefit with Earnings Protection Benefit
The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

APP III-1

Appendix III - The Hartford’s Principal First - Examples
Example 1: Assume you select The Hartford’s Principal First when you purchase your Contract and your initial Premium Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Premium Payment.

•	Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.
Example 2: If you make an additional Premium Payment of $50,000, then

•	Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

•	Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).
Example 3: Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract Year, then

•	Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

•	Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).
Example 4: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.
Example 5: Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your “New Benefit Amount.”
Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.
Example 6: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $80,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your “New Benefit Amount” becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.
We recalculate the Benefit Payment by comparing the “old” Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

APP III-2

Example 7: If you elect to “step up” The Hartford’s Principal First after the 5th year, assuming you have made no withdrawals, and your Contract Value at the time of step up is $200,000, then

•	We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

•	Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

APP IV-1

Appendix IV - The Hartford’s Principal First Preferred - Examples
Example 1: Assume you select The Hartford’s Principal First Preferred when you purchase your Contract and your initial Premium Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Premium Payment.

•	Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.
Example 2: If you make an additional Premium Payment of $50,000, then

•	Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

•	Your Benefit Payment is $7,500, which is your prior Benefit Payment ($5,000) plus 5% of your additional Premium Payment ($2,500).
Example 3: Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract Year, then

•	Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

•	Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).
Example 4: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.
Example 5: Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your “New Benefit Amount.”
Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.
Example 6: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $80,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your “New Benefit Amount” becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.
We recalculate the Benefit Payment by comparing the “old” Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

APP V-1

Appendix V - Accumulation Unit Values
(For an Accumulation Unit outstanding throughout the period)
The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below reflect Accumulation Unit Values for both Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company and show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by contacting us at 1-800-862-6668.

APP V-2

Hartford Life Insurance Company

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.261	$15.016	$13.145	$13.200	$11.934	$9.790	$14.127	$13.486	$11.963	$11.149
Accumulation Unit Value at end of period	$18.922	$18.261	$15.016	$13.145	$13.200	$11.934	$9.790	$14.127	$13.486	$11.963
Number of Accumulation Units outstanding at end of period (in thousands)	1,214	1,490	2,146	2,584	3,158	3,797	4,344	4,917	4,853	4,437
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.185	$15.112	$13.368	$13.565	$12.394	$10.275	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.646	$18.185	$15.112	$13.368	$13.565	$12.394	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	30	23	23	17	1	—	—	—	—	—
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.486	$1.137	$1.015	$1.042	$0.944	$0.750	$1.201	$1.198	$1.038	$0.984
Accumulation Unit Value at end of period	$1.686	$1.486	$1.137	$1.015	$1.042	$0.944	$0.750	$1.201	$1.198	$1.038
Number of Accumulation Units outstanding at end of period (in thousands)	8,427	9,426	13,086	15,827	19,867	22,219	25,515	28,692	32,115	30,389
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.476	$15.051	$13.585	$14.091	$12.894	$10.357	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.858	$19.476	$15.051	$13.585	$14.091	$12.894	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	28	17	14	9	8	—	—	—	—
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.471	$15.044	$14.521	$13.920	$13.302	$12.015	$13.482	$13.271	$12.617	$12.633
Accumulation Unit Value at end of period	$14.978	$14.471	$15.044	$14.521	$13.920	$13.302	$12.015	$13.482	$13.271	$12.617
Number of Accumulation Units outstanding at end of period (in thousands)	1,866	2,399	2,160	2,536	3,247	3,467	3,440	3,471	2,849	2,472
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.827	$12.425	$12.120	$11.741	$11.338	$10.349	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.113	$11.827	$12.425	$12.120	$11.741	$11.338	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	18	39	38	30	2	—	—	—	—
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.776	$13.339	$12.776	$12.431	$12.016	$11.142	$10.951	$10.198	$10.025	$—
Accumulation Unit Value at end of period	$12.735	$12.776	$13.339	$12.776	$12.431	$12.016	$11.142	$10.951	$10.198	$—
Number of Accumulation Units outstanding at end of period (in thousands)	457	536	755	967	1,131	1,193	1,032	300	14	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.621	$12.261	$11.868	$11.669	$11.398	$10.253	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.463	$11.621	$12.261	$11.868	$11.669	$11.398	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	7	8	25	7	1	—	—	—	—

APP V-3

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.722	$11.390	$9.855	$10.536	$9.586	$6.979	$12.066	$10.893	$10.425	$—
Accumulation Unit Value at end of period	$14.251	$13.722	$11.390	$9.855	$10.536	$9.586	$6.979	$12.066	$10.893	$—
Number of Accumulation Units outstanding at end of period (in thousands)	706	870	1,333	1,758	2,202	2,372	2,477	2,033	657	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.687	$16.515	$14.440	$15.600	$14.344	$10.552	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.234	$19.687	$16.515	$14.440	$15.600	$14.344	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	12	12	—	—	—	—	—	—	—
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.474	$13.759	$11.418	$12.747	$11.602	$8.293	$13.691	$12.126	$10.241	$9.132
Accumulation Unit Value at end of period	$17.576	$17.474	$13.759	$11.418	$12.747	$11.602	$8.293	$13.691	$12.126	$10.241
Number of Accumulation Units outstanding at end of period (in thousands)	486	573	823	968	1,158	1,568	1,461	1,640	1,283	983
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.208	$16.875	$14.152	$15.966	$14.686	$9.572	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.110	$21.208	$16.875	$14.152	$15.966	$14.686	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	12	7	6	2	—	—	—	—
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.706	$14.832	$12.766	$16.060	$13.344	$8.415	$18.415	$15.426	$12.648	$10.263
Accumulation Unit Value at end of period	$18.781	$18.706	$14.832	$12.766	$16.060	$13.344	$8.415	$18.415	$15.426	$12.648
Number of Accumulation Units outstanding at end of period (in thousands)	342	423	448	557	801	935	936	1,128	878	791
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.328	$17.891	$15.561	$19.783	$16.610	$9.849	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.183	$22.328	$17.891	$15.561	$19.783	$16.610	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	6	5	2	—	—	—	—	—
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.418	$10.490	$9.051	$9.617	$8.242	$6.013	$10.917	$9.884	$9.121	$7.985
Accumulation Unit Value at end of period	$14.314	$13.418	$10.490	$9.051	$9.617	$8.242	$6.013	$10.917	$9.884	$9.121
Number of Accumulation Units outstanding at end of period (in thousands)	3,880	5,007	7,005	8,902	11,826	13,714	14,724	15,115	13,065	10,794
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.857	$17.268	$15.056	$16.167	$14.002	$9.445	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.073	$21.857	$17.268	$15.056	$16.167	$14.002	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	76	95	59	46	28	9	—	—	—	—

APP V-4

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.177	$13.849	$11.990	$12.423	$11.340	$8.789	$14.384	$13.928	$12.297	$11.819
Accumulation Unit Value at end of period	$19.771	$18.177	$13.849	$11.990	$12.423	$11.340	$8.789	$14.384	$13.928	$12.297
Number of Accumulation Units outstanding at end of period (in thousands)	2,556	3,284	4,680	5,874	7,413	8,699	9,818	9,920	9,055	7,412
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.149	$15.513	$13.573	$14.211	$13.109	$9.280	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.687	$20.149	$15.513	$13.573	$14.211	$13.109	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	52	66	34	28	11	5	—	—	—	—
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.394	$12.037	$10.384	$12.276	$11.644	$8.278	$14.549	$12.330	$10.541	$8.824
Accumulation Unit Value at end of period	$13.776	$14.394	$12.037	$10.384	$12.276	$11.644	$8.278	$14.549	$12.330	$10.541
Number of Accumulation Units outstanding at end of period (in thousands)	1,001	1,243	1,497	1,819	2,259	2,607	2,972	3,116	2,588	1,626
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.749	$14.999	$13.075	$15.622	$14.974	$9.373	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.809	$17.749	$14.999	$13.075	$15.622	$14.974	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	26	21	12	5	—	—	—	—	—
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069	$26.599	$20.464	$15.698	$13.224
Accumulation Unit Value at end of period	$24.973	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069	$26.599	$20.464	$15.698
Number of Accumulation Units outstanding at end of period (in thousands)	257	306	393	507	699	716	754	755	551	329
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.201	$16.797	$14.654	$17.504	$15.263	$10.483	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.313	$18.201	$16.797	$14.654	$17.504	$15.263	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	17	14	6	1	1	—	—	—	—
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725	$12.148	$10.808	$10.450	$9.403
Accumulation Unit Value at end of period	$16.355	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725	$12.148	$10.808	$10.450
Number of Accumulation Units outstanding at end of period (in thousands)	118	148	198	231	309	341	323	284	174	47
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.323	$14.447	$13.590	$14.674	$12.981	$10.035	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.947	$19.323	$14.447	$13.590	$14.674	$12.981	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	4	1	1	1	1	—	—	—	—

APP V-5

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954	$15.839	$15.528	$13.357	$13.372
Accumulation Unit Value at end of period	$20.778	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954	$15.839	$15.528	$13.357
Number of Accumulation Units outstanding at end of period (in thousands)	3,034	3,644	5,168	6,377	8,173	9,604	10,448	11,435	8,315	5,994
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.707	$16.876	$15.398	$15.459	$14.102	$10.690	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.040	$18.707	$16.876	$15.398	$15.459	$14.102	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	83	82	58	52	33	5	—	—	—	—
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976	$12.392	$11.865	$10.882	$10.953
Accumulation Unit Value at end of period	$16.695	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976	$12.392	$11.865	$10.882
Number of Accumulation Units outstanding at end of period (in thousands)	263	291	390	508	692	812	901	996	826	540
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.228	$14.566	$13.323	$13.904	$12.808	$10.148	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.944	$18.228	$14.566	$13.323	$13.904	$12.808	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	5	3	2	2	—	—	—	—	—
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859	$19.879	$16.431	$14.412
Accumulation Unit Value at end of period	$28.446	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859	$19.879	$16.431
Number of Accumulation Units outstanding at end of period (in thousands)	525	673	900	1,084	1,349	1,477	1,570	1,673	1,008	376
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.140	$13.805	$12.518	$13.259	$12.173	$10.147	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.626	$17.140	$13.805	$12.518	$13.259	$12.173	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	21	8	9	7	1	—	—	—	—
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.370	$15.360	$13.676	$14.057	$12.858	$10.376	$16.782	$16.495	$14.173	$13.040
Accumulation Unit Value at end of period	$20.399	$19.370	$15.360	$13.676	$14.057	$12.858	$10.376	$16.782	$16.495	$14.173
Number of Accumulation Units outstanding at end of period (in thousands)	1,610	2,040	2,716	3,354	4,424	5,344	6,010	6,775	5,344	4,161
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.287	$14.655	$13.186	$13.696	$12.661	$10.324	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.058	$18.287	$14.655	$13.186	$13.696	$12.661	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	52	40	21	16	12	5	—	—	—	—

APP V-6

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.173	$16.606	$15.086	$14.476	$12.205	$10.579	$14.761	$15.429	$13.399	$13.177
Accumulation Unit Value at end of period	$22.632	$21.173	$16.606	$15.086	$14.476	$12.205	$10.579	$14.761	$15.429	$13.399
Number of Accumulation Units outstanding at end of period (in thousands)	1,336	1,678	2,107	2,505	2,989	3,241	3,550	3,700	2,461	1,392
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.746	$15.650	$14.368	$13.933	$11.870	$10.398	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.887	$19.746	$15.650	$14.368	$13.933	$11.870	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	46	22	19	8	—	—	—	—	—
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.374	$10.731	$9.220	$9.745	$7.730	$6.088	$9.244	$9.249	$—	$—
Accumulation Unit Value at end of period	$14.212	$14.374	$10.731	$9.220	$9.745	$7.730	$6.088	$9.244	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	136	155	127	155	178	123	99	8	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.812	$17.965	$15.598	$16.660	$13.355	$10.628	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.298	$23.812	$17.965	$15.598	$16.660	$13.355	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	2	1	1	—	—	—	—	—
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.706	$8.618	$7.908	$8.452	$6.736	$4.772	$8.441	$7.718	$7.223	$7.011
Accumulation Unit Value at end of period	$12.369	$11.706	$8.618	$7.908	$8.452	$6.736	$4.772	$8.441	$7.718	$7.223
Number of Accumulation Units outstanding at end of period (in thousands)	718	888	1,030	1,290	1,653	2,014	2,069	2,126	1,907	1,828
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.394	$17.405	$16.139	$17.431	$14.039	$10.051	$—	$—	$—	$—
Accumulation Unit Value at end of period	$24.460	$23.394	$17.405	$16.139	$17.431	$14.039	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	32	14	11	7	4	—	—	—	—
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.782	$20.419	$18.360	$18.170	$16.619	$13.404	$15.324	$14.676	$13.758	$13.755
Accumulation Unit Value at end of period	$20.865	$20.782	$20.419	$18.360	$18.170	$16.619	$13.404	$15.324	$14.676	$13.758
Number of Accumulation Units outstanding at end of period (in thousands)	858	1,041	1,468	1,617	2,028	2,191	2,029	1,979	1,532	1,211
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.432	$15.323	$13.923	$13.924	$12.870	$10.489	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.332	$15.432	$15.323	$13.923	$13.924	$12.870	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	39	24	33	11	2	—	—	—	—

APP V-7

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092	$1.087	$1.054	$1.024	$1.013
Accumulation Unit Value at end of period	$0.988	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092	$1.087	$1.054	$1.024
Number of Accumulation Units outstanding at end of period (in thousands)	9,089	12,718	24,333	33,496	34,177	46,249	74,042	40,328	11,347	6,830
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.702	$8.945	$9.195	$9.451	$9.714	$9.978	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.475	$8.702	$8.945	$9.195	$9.451	$9.714	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	13	16	29	5	5	—	—	—	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.169	$10.284	$9.197	$10.722	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.106	$14.169	$10.284	$9.197	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	165	207	301	187	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.760	$10.092	$9.121	$10.708	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.517	$13.760	$10.092	$9.121	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	11	7	—	—	—	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605	$12.529	$11.787	$10.273	$9.626
Accumulation Unit Value at end of period	$17.375	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605	$12.529	$11.787	$10.273
Number of Accumulation Units outstanding at end of period (in thousands)	321	414	542	648	818	957	999	1,159	1,208	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.332	$14.578	$13.158	$13.533	$12.698	$10.173	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.288	$18.332	$14.578	$13.158	$13.533	$12.698	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	18	2	2	2	—	—	—	—	—
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267	$1.147	$1.098	$1.078	$1.079
Accumulation Unit Value at end of period	$1.352	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267	$1.147	$1.098	$1.078
Number of Accumulation Units outstanding at end of period (in thousands)	14,326	16,290	23,717	25,297	31,810	35,898	46,447	35,318	22,144	14,085
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.215	$10.782	$10.815	$10.302	$10.047	$10.328	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.349	$10.215	$10.782	$10.815	$10.302	$10.047	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	26	9	2	1	—	—	—	—	—

APP V-8

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363	$2.326	$2.062	$1.636	$1.411
Accumulation Unit Value at end of period	$2.418	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363	$2.326	$2.062	$1.636
Number of Accumulation Units outstanding at end of period (in thousands)	3,141	3,649	4,072	5,107	5,865	6,600	7,402	5,913	4,739	1,145
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.157	$15.681	$13.951	$15.377	$14.004	$10.644	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.723	$18.157	$15.681	$13.951	$15.377	$14.004	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	1	1	1	—	—	—	—	—
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235	$1.757	$1.631	$1.491	$1.410
Accumulation Unit Value at end of period	$2.315	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235	$1.757	$1.631	$1.491
Number of Accumulation Units outstanding at end of period (in thousands)	2,484	2,910	3,942	4,985	6,201	7,387	8,366	9,718	9,619	9,568
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.754	$14.166	$13.124	$14.409	$12.979	$10.245	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.038	$17.754	$14.166	$13.124	$14.409	$12.979	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	8	6	4	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.274	$9.854	$10.014	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.099	$13.274	$9.854	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	25	9	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.021	$9.768	$9.997	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.686	$13.021	$9.768	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.902	$9.979	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.737	$9.902	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	445	204	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.841	$9.966	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.576	$9.841	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	—	—	—	—	—	—	—	—	—

APP V-9

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940	$14.719	$14.233	$12.327	$11.598
Accumulation Unit Value at end of period	$22.265	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940	$14.719	$14.233	$12.327
Number of Accumulation Units outstanding at end of period (in thousands)	176	218	275	395	425	470	474	329	154	83
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.076	$16.506	$14.897	$15.424	$12.334	$10.452	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.984	$22.076	$16.506	$14.897	$15.424	$12.334	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	11	5	4	2	—	—	—	—	—
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704	$1.484	$1.486	$1.335	$1.285
Accumulation Unit Value at end of period	$1.643	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704	$1.484	$1.486	$1.335
Number of Accumulation Units outstanding at end of period (in thousands)	1,375	2,047	2,796	3,331	4,421	6,168	6,589	7,750	8,599	9,322
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.756	$16.719	$14.600	$15.479	$14.822	$10.293	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.567	$21.756	$16.719	$14.600	$15.479	$14.822	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	1	—	—	—	—	—	—	—
MFS Core Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.207	$7.713	$6.750	$6.937	$6.019	$4.623	$7.729	$7.073	$6.322	$6.323
Accumulation Unit Value at end of period	$11.163	$10.207	$7.713	$6.750	$6.937	$6.019	$4.623	$7.729	$7.073	$6.322
Number of Accumulation Units outstanding at end of period (in thousands)	48	53	57	78	120	143	157	178	205	248
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.711	$16.579	$14.662	$15.226	$13.352	$10.363	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.496	$21.711	$16.579	$14.662	$15.226	$13.352	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.045	$15.951	$13.155	$13.985	$12.660	$9.757	$14.985	$13.958	$11.412	$10.780
Accumulation Unit Value at end of period	$20.470	$20.045	$15.951	$13.155	$13.985	$12.660	$9.757	$14.985	$13.958	$11.412
Number of Accumulation Units outstanding at end of period (in thousands)	43	53	65	94	89	53	93	69	75	57
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.633	$16.593	$13.828	$14.856	$13.591	$10.584	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.851	$20.633	$16.593	$13.828	$14.856	$13.591	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	—	—	—	—	—	—

APP V-10

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.605	$7.139	$6.185	$6.312	$5.566	$4.113	$6.684	$5.611	$5.290	$4.927
Accumulation Unit Value at end of period	$10.287	$9.605	$7.139	$6.185	$6.312	$5.566	$4.113	$6.684	$5.611	$5.290
Number of Accumulation Units outstanding at end of period (in thousands)	482	629	282	298	377	359	344	300	255	213
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.374	$16.805	$14.715	$15.175	$13.523	$10.096	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.715	$22.374	$16.805	$14.715	$15.175	$13.523	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	13	—	—	—	—	—	—	—	—
MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.481	$10.141	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.593	$10.481	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	526	628	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.425	$10.127	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.427	$10.425	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	14	—	—	—	—	—	—	—	—
MFS Investors Growth Stock Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.811	$7.659	$6.660	$6.735	$6.091	$4.439	$7.153	$6.534	$6.178	$6.014
Accumulation Unit Value at end of period	$10.750	$9.811	$7.659	$6.660	$6.735	$6.091	$4.439	$7.153	$6.534	$6.178
Number of Accumulation Units outstanding at end of period (in thousands)	86	115	158	206	222	291	337	372	414	546
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.214	$16.735	$14.706	$15.029	$13.735	$10.116	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.002	$21.214	$16.735	$14.706	$15.029	$13.735	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	5	—	—	—	—	—	—	—	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.643	$10.509	$8.968	$9.326	$8.538	$6.844	$10.402	$9.592	$8.634	$8.184
Accumulation Unit Value at end of period	$14.890	$13.643	$10.509	$8.968	$9.326	$8.538	$6.844	$10.402	$9.592	$8.634
Number of Accumulation Units outstanding at end of period (in thousands)	640	812	1,177	1,512	1,888	2,162	2,289	2,182	1,599	946
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.329	$15.045	$12.975	$13.635	$12.615	$10.218	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.874	$19.329	$15.045	$12.975	$13.635	$12.615	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	19	3	2	2	—	—	—	—	—

APP V-11

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.466	$6.252	$5.458	$5.906	$4.634	$3.324	$6.980	$6.465	$6.413	$6.326
Accumulation Unit Value at end of period	$9.060	$8.466	$6.252	$5.458	$5.906	$4.634	$3.324	$6.980	$6.465	$6.413
Number of Accumulation Units outstanding at end of period (in thousands)	273	362	433	517	666	764	783	734	787	835
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.628	$18.381	$16.214	$17.733	$14.058	$10.192	$—	$—	$—	$—
Accumulation Unit Value at end of period	$26.083	$24.628	$18.381	$16.214	$17.733	$14.058	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	—	—	—	—	—	—	—	—
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.236	$12.388	$10.394	$11.782	$8.790	$5.479	$9.186	$9.114	$8.188	$7.913
Accumulation Unit Value at end of period	$15.715	$17.236	$12.388	$10.394	$11.782	$8.790	$5.479	$9.186	$9.114	$8.188
Number of Accumulation Units outstanding at end of period (in thousands)	354	455	650	814	977	1,240	1,404	1,504	1,206	797
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.845	$23.855	$20.227	$23.171	$17.468	$11.003	$—	$—	$—	$—
Accumulation Unit Value at end of period	$29.634	$32.845	$23.855	$20.227	$23.171	$17.468	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	3	2	2	—	—	—	—	—
MFS Research Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072	$10.493	$10.241	$10.012	$9.978
Accumulation Unit Value at end of period	$13.628	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072	$10.493	$10.241	$10.012
Number of Accumulation Units outstanding at end of period (in thousands)	1,236	1,677	780	773	921	914	719	475	156	10
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.687	$13.177	$12.616	$12.149	$11.620	$10.282	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.064	$12.687	$13.177	$12.616	$12.149	$11.620	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	5	2	15	2	—	—	—	—	—
MFS Research International Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.278	$13.064	$11.387	$12.996	$11.929	$9.272	$16.373	$14.761	$11.957	$10.019
Accumulation Unit Value at end of period	$13.988	$15.278	$13.064	$11.387	$12.996	$11.929	$9.272	$16.373	$14.761	$11.957
Number of Accumulation Units outstanding at end of period (in thousands)	146	153	197	234	255	280	313	173	57	4
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.843	$14.555	$12.820	$14.786	$13.716	$10.774	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.260	$16.843	$14.555	$12.820	$14.786	$13.716	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	1	—	—	—	—	—	—	—

APP V-12

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.257	$13.269	$11.508	$11.759	$10.320	$8.041	$12.797	$11.498	$10.586	$9.467
Accumulation Unit Value at end of period	$18.697	$17.257	$13.269	$11.508	$11.759	$10.320	$8.041	$12.797	$11.498	$10.586
Number of Accumulation Units outstanding at end of period (in thousands)	46	55	54	83	120	120	49	52	32	13
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.827	$16.183	$14.184	$14.646	$12.989	$10.227	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.330	$20.827	$16.183	$14.184	$14.646	$12.989	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	—	—	—	—	—	—	—	—	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.920	$14.457	$13.217	$13.210	$12.222	$10.533	$13.759	$13.429	$12.207	$12.076
Accumulation Unit Value at end of period	$18.049	$16.920	$14.457	$13.217	$13.210	$12.222	$10.533	$13.759	$13.429	$12.207
Number of Accumulation Units outstanding at end of period (in thousands)	1,371	1,702	2,482	3,066	3,786	4,324	4,731	5,143	4,234	3,332
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.691	$13.548	$12.517	$12.642	$11.821	$10.294	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.563	$15.691	$13.548	$12.517	$12.642	$11.821	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	35	36	21	16	3	—	—	—	—	—
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115	$18.279	$17.230	$14.503	$13.831
Accumulation Unit Value at end of period	$26.065	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115	$18.279	$17.230	$14.503
Number of Accumulation Units outstanding at end of period (in thousands)	366	471	584	658	800	870	927	776	474	189
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.498	$14.749	$13.039	$13.444	$12.389	$10.378	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.963	$19.498	$14.749	$13.039	$13.444	$12.389	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	25	5	4	2	—	—	—	—	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380	$30.872	$24.326	$19.265	$15.338
Accumulation Unit Value at end of period	$23.139	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380	$30.872	$24.326	$19.265
Number of Accumulation Units outstanding at end of period (in thousands)	131	165	241	296	376	414	404	436	304	265
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.571	$18.195	$16.492	$20.103	$17.536	$10.399	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.712	$17.571	$18.195	$16.492	$20.103	$17.536	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	12	14	8	—	—	—	—	—	—

APP V-13

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703	$14.848	$13.081	$10.956	$10.115
Accumulation Unit Value at end of period	$13.482	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703	$14.848	$13.081	$10.956
Number of Accumulation Units outstanding at end of period (in thousands)	721	870	1,051	1,310	1,625	1,877	2,174	2,381	2,146	1,580
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.000	$15.046	$13.080	$15.045	$14.265	$10.700	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.562	$18.000	$15.046	$13.080	$15.045	$14.265	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	21	19	10	7	—	—	—	—	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.836	$13.090	$10.997	$12.025	$11.389	$8.836	$15.583	$15.486	$12.932	$12.082
Accumulation Unit Value at end of period	$16.086	$16.836	$13.090	$10.997	$12.025	$11.389	$8.836	$15.583	$15.486	$12.932
Number of Accumulation Units outstanding at end of period (in thousands)	1,121	1,364	1,931	2,394	3,127	3,809	4,386	5,011	3,865	2,848
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.203	$15.088	$12.810	$14.155	$13.547	$10.621	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.156	$19.203	$15.088	$12.810	$14.155	$13.547	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	45	32	10	11	10	6	—	—	—	—

APP V-14

Hartford Life and Annuity Insurance Company

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.261	$15.016	$13.145	$13.200	$11.934	$9.790	$14.127	$13.486	$11.963	$11.149
Accumulation Unit Value at end of period	$18.922	$18.261	$15.016	$13.145	$13.200	$11.934	$9.790	$14.127	$13.486	$11.963
Number of Accumulation Units outstanding at end of period (in thousands)	6,750	7,965	11,799	13,618	15,867	17,428	19,699	21,116	18,748	16,418
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.185	$15.112	$13.368	$13.565	$12.394	$10.275	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.646	$18.185	$15.112	$13.368	$13.565	$12.394	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	199	178	88	78	45	27	—	—	—	—
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.486	$1.137	$1.015	$1.042	$0.944	$0.750	$1.201	$1.198	$1.038	$0.984
Accumulation Unit Value at end of period	$1.686	$1.486	$1.137	$1.015	$1.042	$0.944	$0.750	$1.201	$1.198	$1.038
Number of Accumulation Units outstanding at end of period (in thousands)	38,863	46,992	75,230	88,903	105,130	120,682	138,218	149,898	140,470	127,132
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.476	$15.051	$13.585	$14.091	$12.894	$10.357	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.858	$19.476	$15.051	$13.585	$14.091	$12.894	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	183	153	71	67	30	7	—	—	—	—
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.471	$15.044	$14.521	$13.920	$13.302	$12.015	$13.482	$13.271	$12.617	$12.633
Accumulation Unit Value at end of period	$14.978	$14.471	$15.044	$14.521	$13.920	$13.302	$12.015	$13.482	$13.271	$12.617
Number of Accumulation Units outstanding at end of period (in thousands)	12,161	15,516	9,618	10,757	13,149	15,039	13,455	13,705	11,090	9,884
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.827	$12.425	$12.120	$11.741	$11.338	$10.349	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.113	$11.827	$12.425	$12.120	$11.741	$11.338	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	216	221	163	159	123	51	—	—	—	—
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.776	$13.339	$12.776	$12.431	$12.016	$11.142	$10.951	$10.198	$10.025	$—
Accumulation Unit Value at end of period	$12.735	$12.776	$13.339	$12.776	$12.431	$12.016	$11.142	$10.951	$10.198	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,373	1,616	3,841	4,472	5,044	5,263	4,888	1,498	68	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.621	$12.261	$11.868	$11.669	$11.398	$10.253	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.463	$11.621	$12.261	$11.868	$11.669	$11.398	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	57	60	49	49	21	3	—	—	—	—

APP V-15

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.722	$11.390	$9.855	$10.536	$9.586	$6.979	$12.066	$10.893	$10.425	$—
Accumulation Unit Value at end of period	$14.251	$13.722	$11.390	$9.855	$10.536	$9.586	$6.979	$12.066	$10.893	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,518	3,009	7,574	9,783	11,878	13,084	14,193	11,496	3,703	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.687	$16.515	$14.440	$15.600	$14.344	$10.552	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.234	$19.687	$16.515	$14.440	$15.600	$14.344	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	53	38	17	18	11	—	—	—	—	—
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.474	$13.759	$11.418	$12.747	$11.602	$8.293	$13.691	$12.126	$10.241	$9.132
Accumulation Unit Value at end of period	$17.576	$17.474	$13.759	$11.418	$12.747	$11.602	$8.293	$13.691	$12.126	$10.241
Number of Accumulation Units outstanding at end of period (in thousands)	2,059	2,602	4,656	5,871	6,958	7,929	9,101	9,397	7,455	5,723
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.208	$16.875	$14.152	$15.966	$14.686	$9.572	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.110	$21.208	$16.875	$14.152	$15.966	$14.686	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	108	95	57	50	17	2	—	—	—	—
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.706	$14.832	$12.766	$16.060	$13.344	$8.415	$18.415	$15.426	$12.648	$10.263
Accumulation Unit Value at end of period	$18.781	$18.706	$14.832	$12.766	$16.060	$13.344	$8.415	$18.415	$15.426	$12.648
Number of Accumulation Units outstanding at end of period (in thousands)	1,717	2,194	2,827	3,605	4,552	5,133	5,330	5,779	4,357	3,050
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.328	$17.891	$15.561	$19.783	$16.610	$9.849	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.183	$22.328	$17.891	$15.561	$19.783	$16.610	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	54	50	29	34	22	9	—	—	—	—
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.418	$10.490	$9.051	$9.617	$8.242	$6.013	$10.917	$9.884	$9.121	$7.985
Accumulation Unit Value at end of period	$14.314	$13.418	$10.490	$9.051	$9.617	$8.242	$6.013	$10.917	$9.884	$9.121
Number of Accumulation Units outstanding at end of period (in thousands)	15,548	19,797	32,370	40,931	50,522	58,786	65,234	64,996	52,801	41,182
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.857	$17.268	$15.056	$16.167	$14.002	$9.445	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.073	$21.857	$17.268	$15.056	$16.167	$14.002	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	525	483	318	315	156	71	—	—	—	—

APP V-16

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.177	$13.849	$11.990	$12.423	$11.340	$8.789	$14.384	$13.928	$12.297	$11.819
Accumulation Unit Value at end of period	$19.771	$18.177	$13.849	$11.990	$12.423	$11.340	$8.789	$14.384	$13.928	$12.297
Number of Accumulation Units outstanding at end of period (in thousands)	10,884	14,058	22,603	28,337	34,132	39,363	44,187	45,387	37,282	30,950
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.149	$15.513	$13.573	$14.211	$13.109	$9.280	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.687	$20.149	$15.513	$13.573	$14.211	$13.109	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	516	480	267	281	138	25	—	—	—	—
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.394	$12.037	$10.384	$12.276	$11.644	$8.278	$14.549	$12.330	$10.541	$8.824
Accumulation Unit Value at end of period	$13.776	$14.394	$12.037	$10.384	$12.276	$11.644	$8.278	$14.549	$12.330	$10.541
Number of Accumulation Units outstanding at end of period (in thousands)	4,731	5,694	7,611	9,449	11,301	13,177	15,067	15,479	12,259	8,328
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.749	$14.999	$13.075	$15.622	$14.974	$9.373	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.809	$17.749	$14.999	$13.075	$15.622	$14.974	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	138	130	98	108	51	23	—	—	—	—
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069	$26.599	$20.464	$15.698	$13.224
Accumulation Unit Value at end of period	$24.973	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069	$26.599	$20.464	$15.698
Number of Accumulation Units outstanding at end of period (in thousands)	910	1,040	2,225	2,847	3,465	3,605	3,715	3,778	2,530	1,542
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.201	$16.797	$14.654	$17.504	$15.263	$10.483	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.313	$18.201	$16.797	$14.654	$17.504	$15.263	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	60	47	27	27	17	12	—	—	—	—
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725	$12.148	$10.808	$10.450	$9.403
Accumulation Unit Value at end of period	$16.355	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725	$12.148	$10.808	$10.450
Number of Accumulation Units outstanding at end of period (in thousands)	334	409	947	1,285	1,384	1,458	1,393	1,352	746	239
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.323	$14.447	$13.590	$14.674	$12.981	$10.035	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.947	$19.323	$14.447	$13.590	$14.674	$12.981	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	6	11	10	2	2	—	—	—	—

APP V-17

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954	$15.839	$15.528	$13.357	$13.372
Accumulation Unit Value at end of period	$20.778	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954	$15.839	$15.528	$13.357
Number of Accumulation Units outstanding at end of period (in thousands)	6,576	8,366	18,783	23,140	27,757	31,451	34,640	35,938	21,983	12,895
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.707	$16.876	$15.398	$15.459	$14.102	$10.690	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.040	$18.707	$16.876	$15.398	$15.459	$14.102	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	251	189	127	110	44	5	—	—	—	—
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976	$12.392	$11.865	$10.882	$10.953
Accumulation Unit Value at end of period	$16.695	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976	$12.392	$11.865	$10.882
Number of Accumulation Units outstanding at end of period (in thousands)	660	816	1,436	1,754	2,121	2,435	2,772	3,208	2,681	1,776
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.228	$14.566	$13.323	$13.904	$12.808	$10.148	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.944	$18.228	$14.566	$13.323	$13.904	$12.808	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	35	27	17	19	7	2	—	—	—	—
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859	$19.879	$16.431	$14.412
Accumulation Unit Value at end of period	$28.446	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859	$19.879	$16.431
Number of Accumulation Units outstanding at end of period (in thousands)	1,413	1,638	3,274	4,369	5,160	5,882	6,018	6,390	3,646	1,754
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.140	$13.805	$12.518	$13.259	$12.173	$10.147	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.626	$17.140	$13.805	$12.518	$13.259	$12.173	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	66	56	36	49	35	41	—	—	—	—
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.370	$15.360	$13.676	$14.057	$12.858	$10.376	$16.782	$16.495	$14.173	$13.040
Accumulation Unit Value at end of period	$20.399	$19.370	$15.360	$13.676	$14.057	$12.858	$10.376	$16.782	$16.495	$14.173
Number of Accumulation Units outstanding at end of period (in thousands)	5,064	6,426	9,256	11,729	14,405	16,807	19,312	21,739	15,947	11,562
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.287	$14.655	$13.186	$13.696	$12.661	$10.324	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.058	$18.287	$14.655	$13.186	$13.696	$12.661	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	129	107	60	55	25	39	—	—	—	—

APP V-18

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.173	$16.606	$15.086	$14.476	$12.205	$10.579	$14.761	$15.429	$13.399	$13.177
Accumulation Unit Value at end of period	$22.632	$21.173	$16.606	$15.086	$14.476	$12.205	$10.579	$14.761	$15.429	$13.399
Number of Accumulation Units outstanding at end of period (in thousands)	4,645	5,783	8,939	10,804	12,444	13,263	14,569	15,008	8,977	4,409
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.746	$15.650	$14.368	$13.933	$11.870	$10.398	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.887	$19.746	$15.650	$14.368	$13.933	$11.870	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	141	142	86	61	24	5	—	—	—	—
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.374	$10.731	$9.220	$9.745	$7.730	$6.088	$9.244	$9.249	$—	$—
Accumulation Unit Value at end of period	$14.212	$14.374	$10.731	$9.220	$9.745	$7.730	$6.088	$9.244	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	718	913	846	1,224	1,334	830	769	15	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.812	$17.965	$15.598	$16.660	$13.355	$10.628	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.298	$23.812	$17.965	$15.598	$16.660	$13.355	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	10	2	3	2	1	—	—	—	—
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.706	$8.618	$7.908	$8.452	$6.736	$4.772	$8.441	$7.718	$7.223	$7.011
Accumulation Unit Value at end of period	$12.369	$11.706	$8.618	$7.908	$8.452	$6.736	$4.772	$8.441	$7.718	$7.223
Number of Accumulation Units outstanding at end of period (in thousands)	2,436	3,121	4,256	5,232	6,510	6,954	7,299	7,327	6,285	5,544
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.394	$17.405	$16.139	$17.431	$14.039	$10.051	$—	$—	$—	$—
Accumulation Unit Value at end of period	$24.460	$23.394	$17.405	$16.139	$17.431	$14.039	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	73	53	46	53	19	1	—	—	—	—
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.782	$20.419	$18.360	$18.170	$16.619	$13.404	$15.324	$14.676	$13.758	$13.755
Accumulation Unit Value at end of period	$20.865	$20.782	$20.419	$18.360	$18.170	$16.619	$13.404	$15.324	$14.676	$13.758
Number of Accumulation Units outstanding at end of period (in thousands)	2,467	2,975	6,673	7,843	8,792	9,258	8,663	8,395	5,698	4,184
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.432	$15.323	$13.923	$13.924	$12.870	$10.489	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.332	$15.432	$15.323	$13.923	$13.924	$12.870	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	167	186	132	107	70	15	—	—	—	—

APP V-19

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092	$1.087	$1.054	$1.024	$1.013
Accumulation Unit Value at end of period	$0.988	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092	$1.087	$1.054	$1.024
Number of Accumulation Units outstanding at end of period (in thousands)	42,965	57,253	90,101	110,786	115,774	152,111	273,481	95,715	50,457	32,249
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.702	$8.945	$9.195	$9.451	$9.714	$9.978	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.475	$8.702	$8.945	$9.195	$9.451	$9.714	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	90	83	80	100	77	71	—	—	—	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.169	$10.284	$9.197	$10.722	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.106	$14.169	$10.284	$9.197	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	430	521	896	485	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.760	$10.092	$9.121	$10.708	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.517	$13.760	$10.092	$9.121	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	30	26	19	4	—	—	—	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605	$12.529	$11.787	$10.273	$9.626
Accumulation Unit Value at end of period	$17.375	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605	$12.529	$11.787	$10.273
Number of Accumulation Units outstanding at end of period (in thousands)	1,620	2,036	1,534	1,892	2,627	3,246	3,025	3,609	4,021	10
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.332	$14.578	$13.158	$13.533	$12.698	$10.173	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.288	$18.332	$14.578	$13.158	$13.533	$12.698	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	68	67	40	42	16	4	—	—	—	—
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267	$1.147	$1.098	$1.078	$1.079
Accumulation Unit Value at end of period	$1.352	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267	$1.147	$1.098	$1.078
Number of Accumulation Units outstanding at end of period (in thousands)	33,586	41,146	80,681	91,836	110,869	128,780	163,730	133,743	90,282	59,642
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.215	$10.782	$10.815	$10.302	$10.047	$10.328	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.349	$10.215	$10.782	$10.815	$10.302	$10.047	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	273	291	181	189	89	27	—	—	—	—

APP V-20

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363	$2.326	$2.062	$1.636	$1.411
Accumulation Unit Value at end of period	$2.418	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363	$2.326	$2.062	$1.636
Number of Accumulation Units outstanding at end of period (in thousands)	11,114	13,347	15,427	19,664	22,724	26,186	28,712	24,642	8,925	3,337
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.157	$15.681	$13.951	$15.377	$14.004	$10.644	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.723	$18.157	$15.681	$13.951	$15.377	$14.004	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	41	39	23	25	4	—	—	—	—	—
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235	$1.757	$1.631	$1.491	$1.410
Accumulation Unit Value at end of period	$2.315	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235	$1.757	$1.631	$1.491
Number of Accumulation Units outstanding at end of period (in thousands)	9,682	12,003	14,523	18,463	22,332	27,075	27,921	31,745	30,309	28,216
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.754	$14.166	$13.124	$14.409	$12.979	$10.245	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.038	$17.754	$14.166	$13.124	$14.409	$12.979	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	107	99	65	60	28	3	—	—	—	—
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.274	$9.854	$10.014	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.099	$13.274	$9.854	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	99	112	101	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.021	$9.768	$9.997	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.686	$13.021	$9.768	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	2	—	—	—	—	—	—	—
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.902	$9.979	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.737	$9.902	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,673	1,902	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.841	$9.966	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.576	$9.841	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	65	—	—	—	—	—	—	—	—

APP V-21

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940	$14.719	$14.233	$12.327	$11.598
Accumulation Unit Value at end of period	$22.265	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940	$14.719	$14.233	$12.327
Number of Accumulation Units outstanding at end of period (in thousands)	714	902	1,355	1,887	2,199	2,348	2,375	1,626	629	224
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.076	$16.506	$14.897	$15.424	$12.334	$10.452	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.984	$22.076	$16.506	$14.897	$15.424	$12.334	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	43	26	28	6	1	—	—	—	—
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704	$1.484	$1.486	$1.335	$1.285
Accumulation Unit Value at end of period	$1.643	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704	$1.484	$1.486	$1.335
Number of Accumulation Units outstanding at end of period (in thousands)	4,553	5,716	9,235	10,976	14,252	17,849	18,997	23,789	25,947	26,828
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.756	$16.719	$14.600	$15.479	$14.822	$10.293	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.567	$21.756	$16.719	$14.600	$15.479	$14.822	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	31	12	31	41	11	—	—	—	—	—
MFS Core Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.207	$7.713	$6.750	$6.937	$6.019	$4.623	$7.729	$7.073	$6.322	$6.323
Accumulation Unit Value at end of period	$11.163	$10.207	$7.713	$6.750	$6.937	$6.019	$4.623	$7.729	$7.073	$6.322
Number of Accumulation Units outstanding at end of period (in thousands)	169	214	249	314	361	418	476	556	727	966
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.711	$16.579	$14.662	$15.226	$13.352	$10.363	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.496	$21.711	$16.579	$14.662	$15.226	$13.352	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	3	3	2	—	—	—	—	—
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.045	$15.951	$13.155	$13.985	$12.660	$9.757	$14.985	$13.958	$11.412	$10.780
Accumulation Unit Value at end of period	$20.470	$20.045	$15.951	$13.155	$13.985	$12.660	$9.757	$14.985	$13.958	$11.412
Number of Accumulation Units outstanding at end of period (in thousands)	245	305	208	253	284	326	367	378	321	199
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.633	$16.593	$13.828	$14.856	$13.591	$10.584	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.851	$20.633	$16.593	$13.828	$14.856	$13.591	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	7	5	4	10	—	—	—	—	—

APP V-22

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.605	$7.139	$6.185	$6.312	$5.566	$4.113	$6.684	$5.611	$5.290	$4.927
Accumulation Unit Value at end of period	$10.287	$9.605	$7.139	$6.185	$6.312	$5.566	$4.113	$6.684	$5.611	$5.290
Number of Accumulation Units outstanding at end of period (in thousands)	3,608	4,530	1,218	1,422	1,177	1,351	1,449	1,181	916	951
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.374	$16.805	$14.715	$15.175	$13.523	$10.096	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.715	$22.374	$16.805	$14.715	$15.175	$13.523	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	6	5	3	1	—	—	—	—
MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.481	$10.141	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.593	$10.481	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,700	2,263	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.425	$10.127	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.427	$10.425	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	96	105	—	—	—	—	—	—	—	—
MFS Investors Growth Stock Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.811	$7.659	$6.660	$6.735	$6.091	$4.439	$7.153	$6.534	$6.178	$6.014
Accumulation Unit Value at end of period	$10.750	$9.811	$7.659	$6.660	$6.735	$6.091	$4.439	$7.153	$6.534	$6.178
Number of Accumulation Units outstanding at end of period (in thousands)	391	467	860	839	939	1,250	1,373	1,654	1,833	1,961
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.214	$16.735	$14.706	$15.029	$13.735	$10.116	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.002	$21.214	$16.735	$14.706	$15.029	$13.735	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	1	2	2	2	—	—	—	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.643	$10.509	$8.968	$9.326	$8.538	$6.844	$10.402	$9.592	$8.634	$8.184
Accumulation Unit Value at end of period	$14.890	$13.643	$10.509	$8.968	$9.326	$8.538	$6.844	$10.402	$9.592	$8.634
Number of Accumulation Units outstanding at end of period (in thousands)	1,570	2,083	4,546	6,136	7,490	8,615	9,459	9,208	6,654	4,443
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.329	$15.045	$12.975	$13.635	$12.615	$10.218	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.874	$19.329	$15.045	$12.975	$13.635	$12.615	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	100	104	70	71	21	3	—	—	—	—

APP V-23

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.466	$6.252	$5.458	$5.906	$4.634	$3.324	$6.980	$6.465	$6.413	$6.326
Accumulation Unit Value at end of period	$9.060	$8.466	$6.252	$5.458	$5.906	$4.634	$3.324	$6.980	$6.465	$6.413
Number of Accumulation Units outstanding at end of period (in thousands)	825	1,119	1,482	1,894	2,527	2,332	2,420	2,647	2,782	3,117
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.628	$18.381	$16.214	$17.733	$14.058	$10.192	$—	$—	$—	$—
Accumulation Unit Value at end of period	$26.083	$24.628	$18.381	$16.214	$17.733	$14.058	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	15	5	4	2	1	—	—	—	—
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.236	$12.388	$10.394	$11.782	$8.790	$5.479	$9.186	$9.114	$8.188	$7.913
Accumulation Unit Value at end of period	$15.715	$17.236	$12.388	$10.394	$11.782	$8.790	$5.479	$9.186	$9.114	$8.188
Number of Accumulation Units outstanding at end of period (in thousands)	1,021	1,311	2,623	3,570	4,460	5,088	6,100	6,775	5,496	3,107
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.845	$23.855	$20.227	$23.171	$17.468	$11.003	$—	$—	$—	$—
Accumulation Unit Value at end of period	$29.634	$32.845	$23.855	$20.227	$23.171	$17.468	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	38	27	18	12	3	—	—	—	—
MFS Research Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072	$10.493	$10.241	$10.012	$9.978
Accumulation Unit Value at end of period	$13.628	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072	$10.493	$10.241	$10.012
Number of Accumulation Units outstanding at end of period (in thousands)	12,140	15,143	4,148	4,231	4,694	4,163	3,277	2,215	725	99
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.687	$13.177	$12.616	$12.149	$11.620	$10.282	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.064	$12.687	$13.177	$12.616	$12.149	$11.620	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	72	74	64	66	44	2	—	—	—	—
MFS Research International Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.278	$13.064	$11.387	$12.996	$11.929	$9.272	$16.373	$14.761	$11.957	$10.019
Accumulation Unit Value at end of period	$13.988	$15.278	$13.064	$11.387	$12.996	$11.929	$9.272	$16.373	$14.761	$11.957
Number of Accumulation Units outstanding at end of period (in thousands)	295	327	903	1,181	1,228	1,382	1,468	802	288	14
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.843	$14.555	$12.820	$14.786	$13.716	$10.774	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.260	$16.843	$14.555	$12.820	$14.786	$13.716	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	26	19	17	4	—	—	—	—	—

APP V-24

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.257	$13.269	$11.508	$11.759	$10.320	$8.041	$12.797	$11.498	$10.586	$9.467
Accumulation Unit Value at end of period	$18.697	$17.257	$13.269	$11.508	$11.759	$10.320	$8.041	$12.797	$11.498	$10.586
Number of Accumulation Units outstanding at end of period (in thousands)	154	174	331	297	247	301	238	180	79	17
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.827	$16.183	$14.184	$14.646	$12.989	$10.227	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.330	$20.827	$16.183	$14.184	$14.646	$12.989	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	2	1	—	—	—	—	—	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.920	$14.457	$13.217	$13.210	$12.222	$10.533	$13.759	$13.429	$12.207	$12.076
Accumulation Unit Value at end of period	$18.049	$16.920	$14.457	$13.217	$13.210	$12.222	$10.533	$13.759	$13.429	$12.207
Number of Accumulation Units outstanding at end of period (in thousands)	3,750	4,700	9,364	11,381	13,818	15,685	17,271	19,439	15,381	12,403
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.691	$13.548	$12.517	$12.642	$11.821	$10.294	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.563	$15.691	$13.548	$12.517	$12.642	$11.821	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	226	203	159	153	83	35	—	—	—	—
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115	$18.279	$17.230	$14.503	$13.831
Accumulation Unit Value at end of period	$26.065	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115	$18.279	$17.230	$14.503
Number of Accumulation Units outstanding at end of period (in thousands)	1,503	1,957	2,208	2,873	3,287	3,540	3,816	3,134	1,544	726
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.498	$14.749	$13.039	$13.444	$12.389	$10.378	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.963	$19.498	$14.749	$13.039	$13.444	$12.389	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	60	67	37	40	18	3	—	—	—	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380	$30.872	$24.326	$19.265	$15.338
Accumulation Unit Value at end of period	$23.139	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380	$30.872	$24.326	$19.265
Number of Accumulation Units outstanding at end of period (in thousands)	388	480	892	1,142	1,487	1,659	1,477	1,760	1,331	890
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.571	$18.195	$16.492	$20.103	$17.536	$10.399	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.712	$17.571	$18.195	$16.492	$20.103	$17.536	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	22	17	20	8	6	—	—	—	—

APP V-25

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703	$14.848	$13.081	$10.956	$10.115
Accumulation Unit Value at end of period	$13.482	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703	$14.848	$13.081	$10.956
Number of Accumulation Units outstanding at end of period (in thousands)	2,938	3,331	3,838	4,648	5,670	6,253	7,468	8,394	7,550	5,638
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.000	$15.046	$13.080	$15.045	$14.265	$10.700	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.562	$18.000	$15.046	$13.080	$15.045	$14.265	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	113	104	68	66	30	5	—	—	—	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.836	$13.090	$10.997	$12.025	$11.389	$8.836	$15.583	$15.486	$12.932	$12.082
Accumulation Unit Value at end of period	$16.086	$16.836	$13.090	$10.997	$12.025	$11.389	$8.836	$15.583	$15.486	$12.932
Number of Accumulation Units outstanding at end of period (in thousands)	2,618	3,307	5,922	7,426	9,221	10,684	12,684	14,543	10,310	6,490
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.203	$15.088	$12.810	$14.155	$13.547	$10.621	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.156	$19.203	$15.088	$12.810	$14.155	$13.547	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	45	33	30	25	10	1	—	—	—	—

To obtain a Statement of Additional Information, please
complete the form below and mail to:
Hartford Life Insurance Company/Hartford Life and
Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293
Please send a Statement of Additional Information to me at the following address:

Name

Address

City/State	Zip Code
Contract Name
Issue Date

Statement of Additional Information
Hartford Life and Annuity Insurance Company
Separate Account Seven
Hartford Leaders Epic Outlook Series I/IR

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.
To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293.
Date of Prospectus: May 1, 2015
Date of Statement of Additional Information: May 1, 2015

2

General Information
Safekeeping of Assets
Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.
Experts
The statutory-basis financial statements of Hartford Life and Annuity Insurance Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report (which report expresses an unmodified opinion in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2014, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.
Principal Underwriter
The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. (“HSD”). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.
Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2014: $31,239,444; 2013: $52,162,456; and 2012: $53,516,439.
OPERATIONAL RISKS
An investment in a Contract, Separate Account, or Fund can involve operational and information security risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers.  While we seek to minimize such events through controls and oversight, there may still be failures that could adversely affect us and your Contract’s Value. In addition, as the use of technology increases, we, a Contract, a Separate Account, or Fund may be more susceptible to operational risks through breaches in cybersecurity.  A breach in cybersecurity refers to both intentional and unintentional events that may cause us, a Contract, a Separate Account, or Fund to lose proprietary information, suffer data corruption, or operational capacity, and as a result, may incur regulatory penalties, reputational damage, and additional compliance costs associated with corrected measures and/or financial loss.  In addition, cyber security breaches of a Fund’s third party service providers or issuers of securities in which the underlying Funds invest may also subject a Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.
The formula Hartford uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.

3

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.
The formula Hartford uses to calculate yield is: YIELD = 2[(a − b/cd +1)6 − 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR.” Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A − B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] − 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4

Accumulation Unit Values
(For an Accumulation Unit Outstanding Throughout the Period)
The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show all possible Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Values are shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.261	$15.016	$13.145	$13.200	$11.934	$9.790	$14.127	$13.486	$11.963	$11.149
Accumulation Unit Value at end of period	$18.922	$18.261	$15.016	$13.145	$13.200	$11.934	$9.790	$14.127	$13.486	$11.963
Number of Accumulation Units outstanding at end of period (in thousands)	6,750	7,965	11,799	13,618	15,867	17,428	19,699	21,116	18,748	16,418
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$17.795	$14.662	$12.861	$12.940	$11.722	$9.636	$13.933	$13.327	$11.846	$11.062
Accumulation Unit Value at end of period	$18.402	$17.795	$14.662	$12.861	$12.940	$11.722	$9.636	$13.933	$13.327	$11.846
Number of Accumulation Units outstanding at end of period (in thousands)	1,365	1,675	2,060	2,599	3,194	3,674	3,917	3,375	2,867	2,574
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.795	$14.662	$12.861	$12.940	$11.722	$9.636	$13.933	$13.327	$11.846	$11.062
Accumulation Unit Value at end of period	$18.402	$17.795	$14.662	$12.861	$12.940	$11.722	$9.636	$13.933	$13.327	$11.846
Number of Accumulation Units outstanding at end of period (in thousands)	1,365	1,675	2,060	2,599	3,194	3,674	3,917	3,375	2,867	2,574
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.111	$14.113	$12.392	$12.481	$11.317	$9.312	$13.478	$12.905	$11.482	$10.733
Accumulation Unit Value at end of period	$17.677	$17.111	$14.113	$12.392	$12.481	$11.317	$9.312	$13.478	$12.905	$11.482
Number of Accumulation Units outstanding at end of period (in thousands)	1,468	1,771	2,543	3,428	4,420	5,606	6,515	9,091	9,844	9,555
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.445	$14.396	$12.646	$12.743	$11.561	$9.518	$13.782	$13.203	$11.753	$10.992
Accumulation Unit Value at end of period	$18.013	$17.445	$14.396	$12.646	$12.743	$11.561	$9.518	$13.782	$13.203	$11.753
Number of Accumulation Units outstanding at end of period (in thousands)	1,815	2,394	3,212	4,062	5,039	6,484	8,333	13,201	16,838	20,810
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.041	$14.070	$12.366	$12.467	$11.316	$9.321	$13.504	$12.943	$11.527	$10.786
Accumulation Unit Value at end of period	$17.588	$17.041	$14.070	$12.366	$12.467	$11.316	$9.321	$13.504	$12.943	$11.527
Number of Accumulation Units outstanding at end of period (in thousands)	1,233	1,268	1,104	1,023	795	382	260	224	206	252
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.725	$13.822	$12.161	$12.272	$11.151	$9.194	$13.333	$12.791	$11.404	$10.681
Accumulation Unit Value at end of period	$17.244	$16.725	$13.822	$12.161	$12.272	$11.151	$9.194	$13.333	$12.791	$11.404
Number of Accumulation Units outstanding at end of period (in thousands)	4,398	5,867	6,474	8,138	10,545	13,084	15,427	16,108	14,164	12,020
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.725	$13.822	$12.161	$12.272	$11.151	$9.194	$13.333	$12.791	$11.404	$10.681
Accumulation Unit Value at end of period	$17.244	$16.725	$13.822	$12.161	$12.272	$11.151	$9.194	$13.333	$12.791	$11.404
Number of Accumulation Units outstanding at end of period (in thousands)	4,398	5,867	6,474	8,138	10,545	13,084	15,427	16,108	14,164	12,020
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.051	$14.099	$12.410	$12.530	$11.391	$9.396	$13.634	$13.086	$11.673	$10.939
Accumulation Unit Value at end of period	$17.571	$17.051	$14.099	$12.410	$12.530	$11.391	$9.396	$13.634	$13.086	$11.673

5

Number of Accumulation Units outstanding at end of period (in thousands)	197	300	359	458	606	681	717	927	881	893
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.441	$13.608	$11.990	$12.118	$11.027	$9.106	$13.225	$12.707	$11.346	$10.643
Accumulation Unit Value at end of period	$16.926	$16.441	$13.608	$11.990	$12.118	$11.027	$9.106	$13.225	$12.707	$11.346
Number of Accumulation Units outstanding at end of period (in thousands)	224	309	410	515	615	779	920	1,196	1,401	1,365
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.761	$13.88	$12.236	$12.373	$11.265	$9.306	$13.523	$13	$11.613	$10.899
Accumulation Unit Value at end of period	$17.247	$16.761	$13.88	$12.236	$12.373	$11.265	$9.306	$13.523	$13	$11.613
Number of Accumulation Units outstanding at end of period (in thousands)	1,441	1,417	1,108	1,129	973	620	399	451	521	618
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.678	$13.818	$12.187	$12.33	$11.231	$9.283	—	—	—	—
Accumulation Unit Value at end of period	$17.152	$16.678	$13.818	$12.187	$12.33	$11.231	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	2,845	2,807	1,930	1,786	1,489	902	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.594	$13.756	$12.138	$12.287	$11.197	$9.26	$13.469	$12.961	$11.59	$10.888
Accumulation Unit Value at end of period	$17.058	$16.594	$13.756	$12.138	$12.287	$11.197	$9.26	$13.469	$12.961	$11.59
Number of Accumulation Units outstanding at end of period (in thousands)	511	609	736	850	1,056	1,292	1,533	1,621	1,504	1,171
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.278	$15.174	$13.41	$13.594	$12.407	$10.276	—	—	—	—
Accumulation Unit Value at end of period	$18.76	$18.278	$15.174	$13.41	$13.594	$12.407	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	74	77	22	66	5	1	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.185	$15.112	$13.368	$13.565	$12.394	$10.275	—	—	—	—
Accumulation Unit Value at end of period	$18.646	$18.185	$15.112	$13.368	$13.565	$12.394	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	199	178	88	78	45	27	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.486	$1.137	$1.015	$1.042	$0.944	$0.750	$1.201	$1.198	$1.038	$0.984
Accumulation Unit Value at end of period	$1.686	$1.486	$1.137	$1.015	$1.042	$0.944	$0.750	$1.201	$1.198	$1.038
Number of Accumulation Units outstanding at end of period (in thousands)	38,863	46,992	75,230	88,903	105,130	120,682	138,218	149,898	140,470	127,132
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$1.450	$1.111	$0.994	$1.022	$0.928	$0.739	$1.186	$1.185	$1.028	$0.977
Accumulation Unit Value at end of period	$1.641	$1.450	$1.111	$0.994	$1.022	$0.928	$0.739	$1.186	$1.185	$1.028
Number of Accumulation Units outstanding at end of period (in thousands)	9,680	13,044	19,239	23,784	30,291	35,091	39,160	31,746	26,879	26,200
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.450	$1.111	$0.994	$1.022	$0.928	$0.739	$1.186	$1.185	$1.028	$0.977
Accumulation Unit Value at end of period	$1.641	$1.450	$1.111	$0.994	$1.022	$0.928	$0.739	$1.186	$1.185	$1.028
Number of Accumulation Units outstanding at end of period (in thousands)	9,680	13,044	19,239	23,784	30,291	35,091	39,160	31,746	26,879	26,200
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.432	$1.098	$0.984	$1.013	$0.920	$0.733	$1.178	$1.178	$1.024	$0.974

6

Accumulation Unit Value at end of period	$1.619	$1.432	$1.098	$0.984	$1.013	$0.920	$0.733	$1.178	$1.178	$1.024
Number of Accumulation Units outstanding at end of period (in thousands)	13,819	16,677	22,658	29,178	37,614	47,437	54,791	73,720	81,808	83,622
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.423	$1.092	$0.979	$1.008	$0.916	$0.731	$1.174	$1.175	$1.021	$0.972
Accumulation Unit Value at end of period	$1.608	$1.423	$1.092	$0.979	$1.008	$0.916	$0.731	$1.174	$1.175	$1.021
Number of Accumulation Units outstanding at end of period (in thousands)	16,104	18,217	24,117	30,413	39,813	54,099	68,400	106,629	151,145	217,155
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.419	$1.090	$0.977	$1.007	$0.915	$0.731	$1.175	$1.176	$1.023	$0.974
Accumulation Unit Value at end of period	$1.603	$1.419	$1.090	$0.977	$1.007	$0.915	$0.731	$1.175	$1.176	$1.023
Number of Accumulation Units outstanding at end of period (in thousands)	9,706	9,097	8,356	7,651	7,565	4,583	3,733	3,732	3,643	4,282
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.399	$1.075	$0.965	$0.996	$0.906	$0.724	$1.166	$1.168	$1.017	$0.969
Accumulation Unit Value at end of period	$1.579	$1.399	$1.075	$0.965	$0.996	$0.906	$0.724	$1.166	$1.168	$1.017
Number of Accumulation Units outstanding at end of period (in thousands)	27,542	34,974	50,689	59,453	80,934	94,085	107,987	117,806	111,437	95,376
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.399	$1.075	$0.965	$0.996	$0.906	$0.724	$1.166	$1.168	$1.017	$0.969
Accumulation Unit Value at end of period	$1.579	$1.399	$1.075	$0.965	$0.996	$0.906	$0.724	$1.166	$1.168	$1.017
Number of Accumulation Units outstanding at end of period (in thousands)	27,542	34,974	50,689	59,453	80,934	94,085	107,987	117,806	111,437	95,376
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.390	$1.069	$0.960	$0.991	$0.902	$0.721	$1.162	$1.165	$1.014	$0.967
Accumulation Unit Value at end of period	$1.568	$1.390	$1.069	$0.960	$0.991	$0.902	$0.721	$1.162	$1.165	$1.014
Number of Accumulation Units outstanding at end of period (in thousands)	1,913	2,306	2,925	3,552	4,476	4,903	6,113	8,066	9,019	10,628
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.375	$1.059	$0.952	$0.983	$0.896	$0.717	$1.156	$1.160	$1.011	$0.966
Accumulation Unit Value at end of period	$1.550	$1.375	$1.059	$0.952	$0.983	$0.896	$0.717	$1.156	$1.160	$1.011
Number of Accumulation Units outstanding at end of period (in thousands)	3,124	3,530	4,966	5,377	6,511	7,985	9,092	11,883	13,067	13,974
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.367	$1.053	$0.947	$0.979	$0.892	$0.714	$1.152	$1.157	$1.009	$0.964
Accumulation Unit Value at end of period	$1.539	$1.367	$1.053	$0.947	$0.979	$0.892	$0.714	$1.152	$1.157	$1.009
Number of Accumulation Units outstanding at end of period (in thousands)	12,866	10,847	9,762	11,444	9,258	6,866	5,017	5,804	6,977	7,333
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.36	$1.048	$0.943	$0.975	$0.89	$0.713	—	—	—	—
Accumulation Unit Value at end of period	$1.531	$1.36	$1.048	$0.943	$0.975	$0.89	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	19,003	17,846	15,079	13,230	10,233	4,755	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.353	$1.043	$0.939	$0.972	$0.887	$0.711	$1.148	$1.153	$1.007	$0.963
Accumulation Unit Value at end of period	$1.523	$1.353	$1.043	$0.939	$0.972	$0.887	$0.711	$1.148	$1.153	$1.007
Number of Accumulation Units outstanding at end of period (in thousands)	4,432	5,313	7,857	9,168	11,857	14,219	15,501	16,993	15,599	10,967
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.575	$15.113	$13.627	$14.121	$12.908	$10.358	—	—	—	—
Accumulation Unit Value at end of period	$21.992	$19.575	$15.113	$13.627	$14.121	$12.908	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	27	31	17	21	14	5	—	—	—	—

7

With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.476	$15.051	$13.585	$14.091	$12.894	$10.357	—	—	—	—
Accumulation Unit Value at end of period	$21.858	$19.476	$15.051	$13.585	$14.091	$12.894	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	183	153	71	67	30	7	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.471	$15.044	$14.521	$13.920	$13.302	$12.015	$13.482	$13.271	$12.617	$12.633
Accumulation Unit Value at end of period	$14.978	$14.471	$15.044	$14.521	$13.920	$13.302	$12.015	$13.482	$13.271	$12.617
Number of Accumulation Units outstanding at end of period (in thousands)	12,161	15,516	9,618	10,757	13,149	15,039	13,455	13,705	11,090	9,884
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$14.102	$14.689	$14.207	$13.647	$13.067	$11.826	$13.296	$13.115	$12.494	$12.534
Accumulation Unit Value at end of period	$14.567	$14.102	$14.689	$14.207	$13.647	$13.067	$11.826	$13.296	$13.115	$12.494
Number of Accumulation Units outstanding at end of period (in thousands)	905	1,125	1,618	1,926	2,610	3,027	2,747	2,423	1,932	1,794
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.102	$14.689	$14.207	$13.647	$13.067	$11.826	$13.296	$13.115	$12.494	$12.534
Accumulation Unit Value at end of period	$14.567	$14.102	$14.689	$14.207	$13.647	$13.067	$11.826	$13.296	$13.115	$12.494
Number of Accumulation Units outstanding at end of period (in thousands)	905	1,125	1,618	1,926	2,610	3,027	2,747	2,423	1,932	1,794
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.372	$14.985	$14.508	$13.950	$13.370	$12.113	$13.632	$13.460	$12.835	$12.890
Accumulation Unit Value at end of period	$14.830	$14.372	$14.985	$14.508	$13.950	$13.370	$12.113	$13.632	$13.460	$12.835
Number of Accumulation Units outstanding at end of period (in thousands)	2,839	3,434	2,369	2,936	3,786	4,618	4,797	6,398	6,215	6,164
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.824	$14.422	$13.970	$13.439	$12.887	$11.681	$13.153	$12.993	$12.396	$12.455
Accumulation Unit Value at end of period	$14.259	$13.824	$14.422	$13.970	$13.439	$12.887	$11.681	$13.153	$12.993	$12.396
Number of Accumulation Units outstanding at end of period (in thousands)	1,553	1,920	2,454	2,948	3,864	4,829	5,455	9,003	10,454	12,481
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.313	$14.939	$14.478	$13.935	$13.369	$12.124	$13.658	$13.499	$12.885	$12.953
Accumulation Unit Value at end of period	$14.755	$14.313	$14.939	$14.478	$13.935	$13.369	$12.124	$13.658	$13.499	$12.885
Number of Accumulation Units outstanding at end of period (in thousands)	679	774	1,021	898	746	358	202	210	176	169
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.047	$14.676	$14.238	$13.717	$13.173	$11.959	$13.485	$13.341	$12.748	$12.827
Accumulation Unit Value at end of period	$14.467	$14.047	$14.676	$14.238	$13.717	$13.173	$11.959	$13.485	$13.341	$12.748
Number of Accumulation Units outstanding at end of period (in thousands)	3,000	4,000	6,039	6,674	8,994	10,350	11,094	11,330	9,445	7,693
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.047	$14.676	$14.238	$13.717	$13.173	$11.959	$13.485	$13.341	$12.748	$12.827
Accumulation Unit Value at end of period	$14.467	$14.047	$14.676	$14.238	$13.717	$13.173	$11.959	$13.485	$13.341	$12.748
Number of Accumulation Units outstanding at end of period (in thousands)	3,000	4,000	6,039	6,674	8,994	10,350	11,094	11,330	9,445	7,693
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.512	$14.125	$13.709	$13.215	$12.697	$11.532	$13.011	$12.878	$12.311	$12.395
Accumulation Unit Value at end of period	$13.909	$13.512	$14.125	$13.709	$13.215	$12.697	$11.532	$13.011	$12.878	$12.311
Number of Accumulation Units outstanding at end of period (in thousands)	169	214	299	377	482	522	586	652	586	544

8

With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.808	$14.449	$14.038	$13.545	$13.027	$11.844	$13.376	$13.253	$12.682	$12.781
Accumulation Unit Value at end of period	$14.200	$13.808	$14.449	$14.038	$13.545	$13.027	$11.844	$13.376	$13.253	$12.682
Number of Accumulation Units outstanding at end of period (in thousands)	187	254	389	387	518	575	612	750	742	773
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.283	$13.905	$13.517	$13.049	$12.556	$11.422	$12.906	$12.793	$12.248	$12.35
Accumulation Unit Value at end of period	$13.652	$13.283	$13.905	$13.517	$13.049	$12.556	$11.422	$12.906	$12.793	$12.248
Number of Accumulation Units outstanding at end of period (in thousands)	963	963	977	1,150	1,012	722	367	447	424	491
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.216	$13.843	$13.463	$13.003	$12.519	$11.393	—	—	—	—
Accumulation Unit Value at end of period	$13.577	$13.216	$13.843	$13.463	$13.003	$12.519	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	1,688	1,807	1,638	1,514	1,170	606	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.15	$13.781	$13.409	$12.958	$12.481	$11.365	$12.854	$12.755	$12.224	$12.337
Accumulation Unit Value at end of period	$13.503	$13.15	$13.781	$13.409	$12.958	$12.481	$11.365	$12.854	$12.755	$12.224
Number of Accumulation Units outstanding at end of period (in thousands)	402	457	610	698	882	1,053	1,135	1,293	1,123	894
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.887	$12.476	$12.157	$11.766	$11.35	$10.35	—	—	—	—
Accumulation Unit Value at end of period	$12.187	$11.887	$12.476	$12.157	$11.766	$11.35	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	67	42	23	21	14	13	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.827	$12.425	$12.12	$11.741	$11.338	$10.349	—	—	—	—
Accumulation Unit Value at end of period	$12.113	$11.827	$12.425	$12.12	$11.741	$11.338	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	216	221	163	159	123	51	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.776	$13.339	$12.776	$12.431	$12.016	$11.142	$10.951	$10.198	$10.025	$—
Accumulation Unit Value at end of period	$12.735	$12.776	$13.339	$12.776	$12.431	$12.016	$11.142	$10.951	$10.198	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,373	1,616	3,841	4,472	5,044	5,263	4,888	1,498	68	—
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$12.592	$13.173	$12.643	$12.326	$11.938	$11.092	$10.924	$10.193	$10.023	$—
Accumulation Unit Value at end of period	$12.527	$12.592	$13.173	$12.643	$12.326	$11.938	$11.092	$10.924	$10.193	$—
Number of Accumulation Units outstanding at end of period (in thousands)	285	379	511	662	695	806	768	126	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$12.592	$13.173	$12.643	$12.326	$11.938	$11.092	$10.924	$10.193	$10.023	$—
Accumulation Unit Value at end of period	$12.527	$12.592	$13.173	$12.643	$12.326	$11.938	$11.092	$10.924	$10.193	$—
Number of Accumulation Units outstanding at end of period (in thousands)	285	379	511	662	695	806	768	126	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.501	$13.092	$12.577	$12.274	$11.899	$11.067	$10.911	$10.191	$10.022	$—
Accumulation Unit Value at end of period	$12.424	$12.501	$13.092	$12.577	$12.274	$11.899	$11.067	$10.911	$10.191	$—
Number of Accumulation Units outstanding at end of period (in thousands)	342	452	876	1,156	1,256	1,222	1,158	518	79	—

9

With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.456	$13.051	$12.544	$12.248	$11.880	$11.055	$10.904	$10.189	$10.021	$—
Accumulation Unit Value at end of period	$12.373	$12.456	$13.051	$12.544	$12.248	$11.880	$11.055	$10.904	$10.189	$—
Number of Accumulation Units outstanding at end of period (in thousands)	236	298	447	538	741	913	848	528	90	—
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$12.411	$13.010	$12.511	$12.222	$11.861	$11.042	$10.897	$10.188	$10.021	$—
Accumulation Unit Value at end of period	$12.322	$12.411	$13.010	$12.511	$12.222	$11.861	$11.042	$10.897	$10.188	$—
Number of Accumulation Units outstanding at end of period (in thousands)	389	443	438	480	453	229	71	26	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$12.322	$12.929	$12.446	$12.170	$11.823	$11.018	$10.884	$10.186	$10.020	$—
Accumulation Unit Value at end of period	$12.221	$12.322	$12.929	$12.446	$12.170	$11.823	$11.018	$10.884	$10.186	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,002	1,313	1,973	3,018	2,978	3,497	3,519	946	109	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.322	$12.929	$12.446	$12.170	$11.823	$11.018	$10.884	$10.186	$10.020	$—
Accumulation Unit Value at end of period	$12.221	$12.322	$12.929	$12.446	$12.170	$11.823	$11.018	$10.884	$10.186	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,002	1,313	1,973	3,018	2,978	3,497	3,519	946	109	—
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.277	$12.889	$12.413	$12.145	$11.803	$11.005	$10.877	$10.185	$10.020	$—
Accumulation Unit Value at end of period	$12.171	$12.277	$12.889	$12.413	$12.145	$11.803	$11.005	$10.877	$10.185	$—
Number of Accumulation Units outstanding at end of period (in thousands)	45	63	125	144	149	134	124	37	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.189	$12.809	$12.348	$12.093	$11.765	$10.981	$10.863	$10.182	$10.019	$—
Accumulation Unit Value at end of period	$12.071	$12.189	$12.809	$12.348	$12.093	$11.765	$10.981	$10.863	$10.182	$—
Number of Accumulation Units outstanding at end of period (in thousands)	79	94	153	154	170	222	230	26	—	—
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.145	$12.769	$12.316	$12.068	$11.746	$10.968	$10.857	$10.181	$10.018	$—
Accumulation Unit Value at end of period	$12.021	$12.145	$12.769	$12.316	$12.068	$11.746	$10.968	$10.857	$10.181	$—
Number of Accumulation Units outstanding at end of period (in thousands)	287	285	305	356	277	154	16	6	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.101	$12.729	$12.284	$12.042	$11.727	$10.956	—	—	—	—
Accumulation Unit Value at end of period	$11.972	$12.101	$12.729	$12.284	$12.042	$11.727	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	684	661	670	638	506	205	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.057	$12.689	$12.252	$12.017	$11.708	$10.944	$10.843	$10.178	$10.017	$—
Accumulation Unit Value at end of period	$11.923	$12.057	$12.689	$12.252	$12.017	$11.708	$10.944	$10.843	$10.178	$—
Number of Accumulation Units outstanding at end of period (in thousands)	120	142	208	235	281	333	476	296	2	—
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.68	$12.311	$11.905	$11.694	$11.411	$10.255	—	—	—	—
Accumulation Unit Value at end of period	$11.533	$11.68	$12.311	$11.905	$11.694	$11.411	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	4	1	1	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.621	$12.261	$11.868	$11.669	$11.398	$10.253	—	—	—	—

10

Accumulation Unit Value at end of period	$11.463	$11.621	$12.261	$11.868	$11.669	$11.398	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	57	60	49	49	21	3	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.722	$11.390	$9.855	$10.536	$9.586	$6.979	$12.066	$10.893	$10.425	$—
Accumulation Unit Value at end of period	$14.251	$13.722	$11.390	$9.855	$10.536	$9.586	$6.979	$12.066	$10.893	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,518	3,009	7,574	9,783	11,878	13,084	14,193	11,496	3,703	—
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$13.511	$11.238	$9.743	$10.436	$9.515	$6.941	$12.024	$10.877	$10.413	$—
Accumulation Unit Value at end of period	$14.004	$13.511	$11.238	$9.743	$10.436	$9.515	$6.941	$12.024	$10.877	$—
Number of Accumulation Units outstanding at end of period (in thousands)	357	486	650	877	1,049	1,269	1,451	965	446	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.511	$11.238	$9.743	$10.436	$9.515	$6.941	$12.024	$10.877	$10.413	$—
Accumulation Unit Value at end of period	$14.004	$13.511	$11.238	$9.743	$10.436	$9.515	$6.941	$12.024	$10.877	$—
Number of Accumulation Units outstanding at end of period (in thousands)	357	486	650	877	1,049	1,269	1,451	965	446	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.407	$11.162	$9.687	$10.387	$9.479	$6.922	$12.003	$10.868	$10.407	$—
Accumulation Unit Value at end of period	$13.882	$13.407	$11.162	$9.687	$10.387	$9.479	$6.922	$12.003	$10.868	$—
Number of Accumulation Units outstanding at end of period (in thousands)	552	650	1,252	1,676	2,225	2,550	2,759	2,622	1,194	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.355	$11.125	$9.659	$10.362	$9.462	$6.912	$11.993	$10.864	$10.404	$—
Accumulation Unit Value at end of period	$13.822	$13.355	$11.125	$9.659	$10.362	$9.462	$6.912	$11.993	$10.864	$—
Number of Accumulation Units outstanding at end of period (in thousands)	223	280	420	536	709	940	1,150	1,475	1,050	—
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.303	$11.087	$9.631	$10.338	$9.444	$6.903	$11.982	$10.860	$10.401	$—
Accumulation Unit Value at end of period	$13.762	$13.303	$11.087	$9.631	$10.338	$9.444	$6.903	$11.982	$10.860	$—
Number of Accumulation Units outstanding at end of period (in thousands)	531	624	456	435	434	205	86	70	24	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.201	$11.013	$9.576	$10.289	$9.409	$6.884	$11.961	$10.852	$10.394	$—
Accumulation Unit Value at end of period	$13.642	$13.201	$11.013	$9.576	$10.289	$9.409	$6.884	$11.961	$10.852	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,546	2,112	3,261	4,110	5,476	6,423	7,041	6,182	2,740	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.201	$11.013	$9.576	$10.289	$9.409	$6.884	$11.961	$10.852	$10.394	$—
Accumulation Unit Value at end of period	$13.642	$13.201	$11.013	$9.576	$10.289	$9.409	$6.884	$11.961	$10.852	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,546	2,112	3,261	4,110	5,476	6,423	7,041	6,182	2,740	—
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.150	$10.976	$9.549	$10.264	$9.391	$6.874	$11.951	$10.848	$10.391	$—
Accumulation Unit Value at end of period	$13.582	$13.150	$10.976	$9.549	$10.264	$9.391	$6.874	$11.951	$10.848	$—
Number of Accumulation Units outstanding at end of period (in thousands)	78	89	140	179	215	243	221	218	94	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.048	$10.902	$9.494	$10.216	$9.356	$6.855	$11.930	$10.840	$10.385	$—

11

Accumulation Unit Value at end of period	$13.464	$13.048	$10.902	$9.494	$10.216	$9.356	$6.855	$11.930	$10.840	$—
Number of Accumulation Units outstanding at end of period (in thousands)	52	60	85	118	195	243	258	208	148	—
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.998	$10.865	$9.467	$10.192	$9.339	$6.846	$11.92	$10.836	$10.382	$—
Accumulation Unit Value at end of period	$13.405	$12.998	$10.865	$9.467	$10.192	$9.339	$6.846	$11.92	$10.836	$—
Number of Accumulation Units outstanding at end of period (in thousands)	340	280	287	304	297	210	97	44	31	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.948	$10.829	$9.44	$10.168	$9.321	$6.837	—	—	—	—
Accumulation Unit Value at end of period	$13.347	$12.948	$10.829	$9.44	$10.168	$9.321	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	766	782	571	461	340	197	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.898	$10.792	$9.413	$10.143	$9.304	$6.827	$11.899	$10.828	$10.376	$—
Accumulation Unit Value at end of period	$13.289	$12.898	$10.792	$9.413	$10.143	$9.304	$6.827	$11.899	$10.828	$—
Number of Accumulation Units outstanding at end of period (in thousands)	210	274	396	479	643	714	770	705	335	—
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.788	$16.582	$14.485	$15.632	$14.36	$10.553	—	—	—	—
Accumulation Unit Value at end of period	$20.357	$19.788	$16.582	$14.485	$15.632	$14.36	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	37	32	4	9	2	2	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.687	$16.515	$14.44	$15.600	$14.344	$10.552	—	—	—	—
Accumulation Unit Value at end of period	$20.234	$19.687	$16.515	$14.44	$15.600	$14.344	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	53	38	17	18	11	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.474	$13.759	$11.418	$12.747	$11.602	$8.293	$13.691	$12.126	$10.241	$9.132
Accumulation Unit Value at end of period	$17.576	$17.474	$13.759	$11.418	$12.747	$11.602	$8.293	$13.691	$12.126	$10.241
Number of Accumulation Units outstanding at end of period (in thousands)	2,059	2,602	4,656	5,871	6,958	7,929	9,101	9,397	7,455	5,723
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$17.028	$13.434	$11.171	$12.496	$11.397	$8.163	$13.503	$11.983	$10.141	$9.060
Accumulation Unit Value at end of period	$17.094	$17.028	$13.434	$11.171	$12.496	$11.397	$8.163	$13.503	$11.983	$10.141
Number of Accumulation Units outstanding at end of period (in thousands)	442	560	774	1,021	1,308	1,579	1,887	1,674	1,486	1,278
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.028	$13.434	$11.171	$12.496	$11.397	$8.163	$13.503	$11.983	$10.141	$9.060
Accumulation Unit Value at end of period	$17.094	$17.028	$13.434	$11.171	$12.496	$11.397	$8.163	$13.503	$11.983	$10.141
Number of Accumulation Units outstanding at end of period (in thousands)	442	560	774	1,021	1,308	1,579	1,887	1,674	1,486	1,278
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.498	$16.979	$14.133	$15.825	$14.447	$10.357	$17.151	$15.235	$12.907	$11.543
Accumulation Unit Value at end of period	$21.560	$21.498	$16.979	$14.133	$15.825	$14.447	$10.357	$17.151	$15.235	$12.907
Number of Accumulation Units outstanding at end of period (in thousands)	426	520	807	1,069	1,380	1,819	2,104	2,732	2,685	2,488
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.693	$13.190	$10.984	$12.306	$11.240	$8.062	$13.357	$11.871	$10.062	$9.003

12

Accumulation Unit Value at end of period	$16.732	$16.693	$13.190	$10.984	$12.306	$11.240	$8.062	$13.357	$11.871	$10.062
Number of Accumulation Units outstanding at end of period (in thousands)	424	548	870	1,088	1,599	2,190	2,752	4,371	5,935	8,296
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.411	$16.926	$14.103	$15.808	$14.446	$10.367	$17.184	$15.280	$12.957	$11.599
Accumulation Unit Value at end of period	$21.451	$21.411	$16.926	$14.103	$15.808	$14.446	$10.367	$17.184	$15.280	$12.957
Number of Accumulation Units outstanding at end of period (in thousands)	331	402	360	415	324	152	109	82	92	67
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.013	$16.629	$13.869	$15.561	$14.234	$10.225	$16.966	$15.101	$12.819	$11.487
Accumulation Unit Value at end of period	$21.031	$21.013	$16.629	$13.869	$15.561	$14.234	$10.225	$16.966	$15.101	$12.819
Number of Accumulation Units outstanding at end of period (in thousands)	913	1,302	1,875	2,389	3,454	4,892	5,017	5,873	5,042	3,674
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.013	$16.629	$13.869	$15.561	$14.234	$10.225	$16.966	$15.101	$12.819	$11.487
Accumulation Unit Value at end of period	$21.031	$21.013	$16.629	$13.869	$15.561	$14.234	$10.225	$16.966	$15.101	$12.819
Number of Accumulation Units outstanding at end of period (in thousands)	913	1,302	1,875	2,389	3,454	4,892	5,017	5,873	5,042	3,674
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.316	$12.918	$10.779	$12.100	$11.075	$7.959	$13.213	$11.767	$9.993	$8.959
Accumulation Unit Value at end of period	$16.322	$16.316	$12.918	$10.779	$12.100	$11.075	$7.959	$13.213	$11.767	$9.993
Number of Accumulation Units outstanding at end of period (in thousands)	40	58	86	106	141	183	192	234	326	410
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.656	$16.371	$13.674	$15.365	$14.077	$10.127	$16.829	$15.002	$12.753	$11.445
Accumulation Unit Value at end of period	$20.643	$20.656	$16.371	$13.674	$15.365	$14.077	$10.127	$16.829	$15.002	$12.753
Number of Accumulation Units outstanding at end of period (in thousands)	77	115	155	197	237	282	320	430	491	524
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.039	$12.718	$10.628	$11.948	$10.952	$7.883	$13.106	$11.689	$9.942	$8.927
Accumulation Unit Value at end of period	$16.021	$16.039	$12.718	$10.628	$11.948	$10.952	$7.883	$13.106	$11.689	$9.942
Number of Accumulation Units outstanding at end of period (in thousands)	706	652	582	723	595	441	258	300	319	381
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.639	$11.614	$9.711	$10.922	$10.016	$7.213	—	—	—	—
Accumulation Unit Value at end of period	$14.615	$14.639	$11.614	$9.711	$10.922	$10.016	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	965	980	875	854	675	312	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.566	$11.561	$9.672	$10.884	$9.986	$7.195	$11.975	$10.69	$9.102	$8.181
Accumulation Unit Value at end of period	$14.535	$14.566	$11.561	$9.672	$10.884	$9.986	$7.195	$11.975	$10.69	$9.102
Number of Accumulation Units outstanding at end of period (in thousands)	300	368	484	649	803	1,008	1,103	1,247	1,150	801
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.317	$16.945	$14.196	$16	$14.702	$9.574	—	—	—	—
Accumulation Unit Value at end of period	$21.239	$21.317	$16.945	$14.196	$16	$14.702	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	26	32	7	12	9	2	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.208	$16.875	$14.152	$15.966	$14.686	$9.572	—	—	—	—
Accumulation Unit Value at end of period	$21.11	$21.208	$16.875	$14.152	$15.966	$14.686	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	108	95	57	50	17	2	—	—	—	—

13

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.706	$14.832	$12.766	$16.060	$13.344	$8.415	$18.415	$15.426	$12.648	$10.263
Accumulation Unit Value at end of period	$18.781	$18.706	$14.832	$12.766	$16.060	$13.344	$8.415	$18.415	$15.426	$12.648
Number of Accumulation Units outstanding at end of period (in thousands)	1,717	2,194	2,827	3,605	4,552	5,133	5,330	5,779	4,357	3,050
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$18.229	$14.483	$12.490	$15.744	$13.108	$8.282	$18.162	$15.244	$12.524	$10.183
Accumulation Unit Value at end of period	$18.265	$18.229	$14.483	$12.490	$15.744	$13.108	$8.282	$18.162	$15.244	$12.524
Number of Accumulation Units outstanding at end of period (in thousands)	256	330	489	604	808	990	1,144	1,121	1,004	839
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.229	$14.483	$12.490	$15.744	$13.108	$8.282	$18.162	$15.244	$12.524	$10.183
Accumulation Unit Value at end of period	$18.265	$18.229	$14.483	$12.490	$15.744	$13.108	$8.282	$18.162	$15.244	$12.524
Number of Accumulation Units outstanding at end of period (in thousands)	256	330	489	604	808	990	1,144	1,121	1,004	839
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$24.195	$19.242	$16.611	$20.959	$17.467	$11.048	$24.251	$20.375	$16.756	$13.637
Accumulation Unit Value at end of period	$24.219	$24.195	$19.242	$16.611	$20.959	$17.467	$11.048	$24.251	$20.375	$16.756
Number of Accumulation Units outstanding at end of period (in thousands)	373	444	481	676	990	1,184	1,307	1,910	1,973	1,871
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.870	$14.219	$12.281	$15.504	$12.927	$8.180	$17.966	$15.102	$12.426	$10.118
Accumulation Unit Value at end of period	$17.879	$17.870	$14.219	$12.281	$15.504	$12.927	$8.180	$17.966	$15.102	$12.426
Number of Accumulation Units outstanding at end of period (in thousands)	236	316	401	518	875	1,130	1,236	2,227	3,306	3,978
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$24.096	$19.183	$16.576	$20.937	$17.466	$11.058	$24.298	$20.435	$16.822	$13.705
Accumulation Unit Value at end of period	$24.096	$24.096	$19.183	$16.576	$20.937	$17.466	$11.058	$24.298	$20.435	$16.822
Number of Accumulation Units outstanding at end of period (in thousands)	212	217	192	266	263	107	65	63	67	72
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$23.648	$18.845	$16.301	$20.610	$17.210	$10.907	$23.990	$20.196	$16.642	$13.572
Accumulation Unit Value at end of period	$23.625	$23.648	$18.845	$16.301	$20.610	$17.210	$10.907	$23.990	$20.196	$16.642
Number of Accumulation Units outstanding at end of period (in thousands)	665	909	1,230	1,616	2,505	3,549	2,992	3,928	3,540	2,899
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.648	$18.845	$16.301	$20.610	$17.210	$10.907	$23.990	$20.196	$16.642	$13.572
Accumulation Unit Value at end of period	$23.625	$23.648	$18.845	$16.301	$20.610	$17.210	$10.907	$23.990	$20.196	$16.642
Number of Accumulation Units outstanding at end of period (in thousands)	665	909	1,230	1,616	2,505	3,549	2,992	3,928	3,540	2,899
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.467	$13.926	$12.052	$15.245	$12.737	$8.076	$17.772	$14.969	$12.341	$10.069
Accumulation Unit Value at end of period	$17.441	$17.467	$13.926	$12.052	$15.245	$12.737	$8.076	$17.772	$14.969	$12.341
Number of Accumulation Units outstanding at end of period (in thousands)	22	29	43	57	82	118	100	151	164	214
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.247	$18.553	$16.072	$20.351	$17.020	$10.803	$23.796	$20.063	$16.557	$13.522
Accumulation Unit Value at end of period	$23.189	$23.247	$18.553	$16.072	$20.351	$17.020	$10.803	$23.796	$20.063	$16.557
Number of Accumulation Units outstanding at end of period (in thousands)	46	65	87	105	148	184	183	258	286	271
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)

14

Accumulation Unit Value at beginning of period	$17.17	$13.71	$11.883	$15.054	$12.596	$7.999	$17.629	$14.87	$12.278	$10.033
Accumulation Unit Value at end of period	$17.119	$17.17	$13.71	$11.883	$15.054	$12.596	$7.999	$17.629	$14.87	$12.278
Number of Accumulation Units outstanding at end of period (in thousands)	323	332	362	496	490	272	105	100	141	135
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.863	$13.472	$11.682	$14.807	$12.396	$7.876	—	—	—	—
Accumulation Unit Value at end of period	$16.805	$16.863	$13.472	$11.682	$14.807	$12.396	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	542	564	514	620	577	284	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.779	$13.411	$11.636	$14.755	$12.359	$7.856	$17.331	$14.634	$12.095	$9.893
Accumulation Unit Value at end of period	$16.712	$16.779	$13.411	$11.636	$14.755	$12.359	$7.856	$17.331	$14.634	$12.095
Number of Accumulation Units outstanding at end of period (in thousands)	151	187	252	321	414	476	512	579	558	477
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.442	$17.964	$15.609	$19.824	$16.629	$9.851	—	—	—	—
Accumulation Unit Value at end of period	$22.319	$22.442	$17.964	$15.609	$19.824	$16.629	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	5	27	3	3	2	2	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.328	$17.891	$15.561	$19.783	$16.610	$9.849	—	—	—	—
Accumulation Unit Value at end of period	$22.183	$22.328	$17.891	$15.561	$19.783	$16.610	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	54	50	29	34	22	9	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.418	$10.490	$9.051	$9.617	$8.242	$6.013	$10.917	$9.884	$9.121	$7.985
Accumulation Unit Value at end of period	$14.314	$13.418	$10.490	$9.051	$9.617	$8.242	$6.013	$10.917	$9.884	$9.121
Number of Accumulation Units outstanding at end of period (in thousands)	15,548	19,797	32,370	40,931	50,522	58,786	65,234	64,996	52,801	41,182
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$13.075	$10.243	$8.855	$9.428	$8.096	$5.919	$10.767	$9.767	$9.032	$7.922
Accumulation Unit Value at end of period	$13.921	$13.075	$10.243	$8.855	$9.428	$8.096	$5.919	$10.767	$9.767	$9.032
Number of Accumulation Units outstanding at end of period (in thousands)	2,902	3,765	5,407	6,895	8,894	10,940	11,866	10,065	9,127	7,847
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.075	$10.243	$8.855	$9.428	$8.096	$5.919	$10.767	$9.767	$9.032	$7.922
Accumulation Unit Value at end of period	$13.921	$13.075	$10.243	$8.855	$9.428	$8.096	$5.919	$10.767	$9.767	$9.032
Number of Accumulation Units outstanding at end of period (in thousands)	2,902	3,765	5,407	6,895	8,894	10,940	11,866	10,065	9,127	7,847
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.427	$14.450	$12.504	$13.327	$11.456	$8.383	$15.265	$13.862	$12.831	$11.266
Accumulation Unit Value at end of period	$19.599	$18.427	$14.450	$12.504	$13.327	$11.456	$8.383	$15.265	$13.862	$12.831
Number of Accumulation Units outstanding at end of period (in thousands)	3,003	3,859	6,063	8,486	10,656	13,385	15,241	18,968	20,465	21,100
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.818	$10.056	$8.707	$9.284	$7.985	$5.846	$10.651	$9.676	$8.961	$7.872
Accumulation Unit Value at end of period	$13.626	$12.818	$10.056	$8.707	$9.284	$7.985	$5.846	$10.651	$9.676	$8.961
Number of Accumulation Units outstanding at end of period (in thousands)	4,583	6,060	8,123	10,441	14,197	18,890	23,237	35,545	49,943	66,244
With MAV70 Death Benefit and The Hartford's Principal First Preferred

15

Accumulation Unit Value at beginning of period	$18.352	$14.405	$12.478	$13.313	$11.455	$8.391	$15.295	$13.903	$12.881	$11.322
Accumulation Unit Value at end of period	$19.500	$18.352	$14.405	$12.478	$13.313	$11.455	$8.391	$15.295	$13.903	$12.881
Number of Accumulation Units outstanding at end of period (in thousands)	2,475	2,624	2,263	2,486	1,912	907	443	450	473	499
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.011	$14.152	$12.271	$13.104	$11.287	$8.276	$15.101	$13.740	$12.744	$11.212
Accumulation Unit Value at end of period	$19.118	$18.011	$14.152	$12.271	$13.104	$11.287	$8.276	$15.101	$13.740	$12.744
Number of Accumulation Units outstanding at end of period (in thousands)	7,786	10,691	15,439	20,322	27,204	34,835	39,650	42,366	38,431	30,404
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.011	$14.152	$12.271	$13.104	$11.287	$8.276	$15.101	$13.740	$12.744	$11.212
Accumulation Unit Value at end of period	$19.118	$18.011	$14.152	$12.271	$13.104	$11.287	$8.276	$15.101	$13.740	$12.744
Number of Accumulation Units outstanding at end of period (in thousands)	7,786	10,691	15,439	20,322	27,204	34,835	39,650	42,366	38,431	30,404
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.529	$9.849	$8.544	$9.129	$7.867	$5.771	$10.536	$9.591	$8.900	$7.834
Accumulation Unit Value at end of period	$13.292	$12.529	$9.849	$8.544	$9.129	$7.867	$5.771	$10.536	$9.591	$8.900
Number of Accumulation Units outstanding at end of period (in thousands)	502	669	945	1,176	1,510	1,820	2,009	2,339	2,534	2,744
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.705	$13.932	$12.099	$12.940	$11.162	$8.197	$14.979	$13.649	$12.678	$11.171
Accumulation Unit Value at end of period	$18.765	$17.705	$13.932	$12.099	$12.940	$11.162	$8.197	$14.979	$13.649	$12.678
Number of Accumulation Units outstanding at end of period (in thousands)	596	727	1,057	1,365	1,656	2,071	2,298	2,839	3,200	3,341
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.316	$9.696	$8.424	$9.015	$7.78	$5.716	$10.45	$9.528	$8.855	$7.806
Accumulation Unit Value at end of period	$13.047	$12.316	$9.696	$8.424	$9.015	$7.78	$5.716	$10.45	$9.528	$8.855
Number of Accumulation Units outstanding at end of period (in thousands)	3,480	3,531	3,262	3,975	3,340	1,944	912	1,090	1,281	1,645
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.301	$9.689	$8.422	$9.017	$7.786	$5.723	—	—	—	—
Accumulation Unit Value at end of period	$13.024	$12.301	$9.689	$8.422	$9.017	$7.786	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	7,815	7,685	6,410	6,019	4,841	2,715	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.239	$9.645	$8.389	$8.985	$7.763	$5.709	$10.448	$9.535	$8.87	$7.827
Accumulation Unit Value at end of period	$12.953	$12.239	$9.645	$8.389	$8.985	$7.763	$5.709	$10.448	$9.535	$8.87
Number of Accumulation Units outstanding at end of period (in thousands)	1,863	2,294	3,109	3,895	5,044	6,211	6,792	7,370	7,008	5,503
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.969	$17.339	$15.102	$16.201	$14.017	$9.447	—	—	—	—
Accumulation Unit Value at end of period	$23.214	$21.969	$17.339	$15.102	$16.201	$14.017	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	86	80	34	43	21	9	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.857	$17.268	$15.056	$16.167	$14.002	$9.445	—	—	—	—
Accumulation Unit Value at end of period	$23.073	$21.857	$17.268	$15.056	$16.167	$14.002	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	525	483	318	315	156	71	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005

16

American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.177	$13.849	$11.990	$12.423	$11.340	$8.789	$14.384	$13.928	$12.297	$11.819
Accumulation Unit Value at end of period	$19.771	$18.177	$13.849	$11.990	$12.423	$11.340	$8.789	$14.384	$13.928	$12.297
Number of Accumulation Units outstanding at end of period (in thousands)	10,884	14,058	22,603	28,337	34,132	39,363	44,187	45,387	37,282	30,950
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$17.713	$13.522	$11.731	$12.179	$11.139	$8.651	$14.186	$13.764	$12.177	$11.726
Accumulation Unit Value at end of period	$19.228	$17.713	$13.522	$11.731	$12.179	$11.139	$8.651	$14.186	$13.764	$12.177
Number of Accumulation Units outstanding at end of period (in thousands)	2,194	2,919	3,994	5,123	6,496	7,901	8,812	7,409	6,619	5,898
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.713	$13.522	$11.731	$12.179	$11.139	$8.651	$14.186	$13.764	$12.177	$11.726
Accumulation Unit Value at end of period	$19.228	$17.713	$13.522	$11.731	$12.179	$11.139	$8.651	$14.186	$13.764	$12.177
Number of Accumulation Units outstanding at end of period (in thousands)	2,194	2,919	3,994	5,123	6,496	7,901	8,812	7,409	6,619	5,898
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.176	$13.126	$11.398	$11.845	$10.845	$8.431	$13.839	$13.441	$11.903	$11.474
Accumulation Unit Value at end of period	$18.627	$17.176	$13.126	$11.398	$11.845	$10.845	$8.431	$13.839	$13.441	$11.903
Number of Accumulation Units outstanding at end of period (in thousands)	3,196	4,094	6,204	8,500	10,642	13,600	15,422	19,545	20,994	21,333
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.364	$13.276	$11.535	$11.993	$10.986	$8.544	$14.033	$13.636	$12.081	$11.652
Accumulation Unit Value at end of period	$18.821	$17.364	$13.276	$11.535	$11.993	$10.986	$8.544	$14.033	$13.636	$12.081
Number of Accumulation Units outstanding at end of period (in thousands)	3,050	3,985	5,443	6,928	9,265	12,061	14,982	22,970	31,371	41,803
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.106	$13.085	$11.374	$11.833	$10.844	$8.438	$13.866	$13.480	$11.949	$11.531
Accumulation Unit Value at end of period	$18.532	$17.106	$13.085	$11.374	$11.833	$10.844	$8.438	$13.866	$13.480	$11.949
Number of Accumulation Units outstanding at end of period (in thousands)	2,598	2,749	2,461	2,659	1,887	905	522	545	545	618
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.788	$12.855	$11.185	$11.648	$10.685	$8.323	$13.690	$13.323	$11.822	$11.419
Accumulation Unit Value at end of period	$18.170	$16.788	$12.855	$11.185	$11.648	$10.685	$8.323	$13.690	$13.323	$11.822
Number of Accumulation Units outstanding at end of period (in thousands)	7,994	10,975	15,619	20,022	26,403	33,342	38,315	40,562	38,166	30,745
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.788	$12.855	$11.185	$11.648	$10.685	$8.323	$13.690	$13.323	$11.822	$11.419
Accumulation Unit Value at end of period	$18.170	$16.788	$12.855	$11.185	$11.648	$10.685	$8.323	$13.690	$13.323	$11.822
Number of Accumulation Units outstanding at end of period (in thousands)	7,994	10,975	15,619	20,022	26,403	33,342	38,315	40,562	38,166	30,745
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.972	$13.002	$11.319	$11.793	$10.824	$8.435	$13.881	$13.516	$11.999	$11.596
Accumulation Unit Value at end of period	$18.359	$16.972	$13.002	$11.319	$11.793	$10.824	$8.435	$13.881	$13.516	$11.999
Number of Accumulation Units outstanding at end of period (in thousands)	355	482	660	808	1,055	1,273	1,404	1,613	1,688	1,782
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.503	$12.656	$11.028	$11.501	$10.567	$8.243	$13.579	$13.235	$11.761	$11.377
Accumulation Unit Value at end of period	$17.834	$16.503	$12.656	$11.028	$11.501	$10.567	$8.243	$13.579	$13.235	$11.761
Number of Accumulation Units outstanding at end of period (in thousands)	547	717	1,042	1,281	1,586	1,953	2,215	2,881	3,212	3,382
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.684	$12.801	$11.160	$11.645	$10.704	$8.354	$13.769	$13.426	$11.938	$11.554
Accumulation Unit Value at end of period	$18.02	$16.684	$12.801	$11.160	$11.645	$10.704	$8.354	$13.769	$13.426	$11.938

17

Number of Accumulation Units outstanding at end of period (in thousands)	2,566	2,640	2,451	2,803	2,344	1,280	704	916	1,114	1,318
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.842	$12.929	$11.278	$11.773	$10.828	$8.455	—	—	—	—
Accumulation Unit Value at end of period	$18.183	$16.842	$12.929	$11.278	$11.773	$10.828	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	4,854	4,794	4,042	3,760	3,002	1,809	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.758	$12.871	$11.233	$11.732	$10.795	$8.434	$13.914	$13.581	$12.087	$11.71
Accumulation Unit Value at end of period	$18.083	$16.758	$12.871	$11.233	$11.732	$10.795	$8.434	$13.914	$13.581	$12.087
Number of Accumulation Units outstanding at end of period (in thousands)	1,346	1,641	2,108	2,706	3,409	4,221	4,701	5,229	5,027	3,942
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.251	$15.577	$13.615	$14.241	$13.124	$9.282	—	—	—	—
Accumulation Unit Value at end of period	$21.819	$20.251	$15.577	$13.615	$14.241	$13.124	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	95	73	33	45	18	4	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.149	$15.513	$13.573	$14.211	$13.109	$9.28	—	—	—	—
Accumulation Unit Value at end of period	$21.687	$20.149	$15.513	$13.573	$14.211	$13.109	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	516	480	267	281	138	25	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.394	$12.037	$10.384	$12.276	$11.644	$8.278	$14.549	$12.330	$10.541	$8.824
Accumulation Unit Value at end of period	$13.776	$14.394	$12.037	$10.384	$12.276	$11.644	$8.278	$14.549	$12.330	$10.541
Number of Accumulation Units outstanding at end of period (in thousands)	4,731	5,694	7,611	9,449	11,301	13,177	15,067	15,479	12,259	8,328
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$14.027	$11.753	$10.159	$12.035	$11.438	$8.148	$14.349	$12.185	$10.438	$8.755
Accumulation Unit Value at end of period	$13.398	$14.027	$11.753	$10.159	$12.035	$11.438	$8.148	$14.349	$12.185	$10.438
Number of Accumulation Units outstanding at end of period (in thousands)	805	926	1,410	1,744	2,242	2,641	3,078	2,764	2,502	2,045
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.027	$11.753	$10.159	$12.035	$11.438	$8.148	$14.349	$12.185	$10.438	$8.755
Accumulation Unit Value at end of period	$13.398	$14.027	$11.753	$10.159	$12.035	$11.438	$8.148	$14.349	$12.185	$10.438
Number of Accumulation Units outstanding at end of period (in thousands)	805	926	1,410	1,744	2,242	2,641	3,078	2,764	2,502	2,045
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.033	$15.124	$13.086	$15.518	$14.764	$10.527	$18.558	$15.774	$13.526	$11.357
Accumulation Unit Value at end of period	$17.206	$18.033	$15.124	$13.086	$15.518	$14.764	$10.527	$18.558	$15.774	$13.526
Number of Accumulation Units outstanding at end of period (in thousands)	819	977	1,434	2,007	2,512	3,154	3,547	4,369	4,113	3,487
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.751	$11.539	$9.989	$11.852	$11.281	$8.048	$14.194	$12.071	$10.356	$8.699
Accumulation Unit Value at end of period	$13.115	$13.751	$11.539	$9.989	$11.852	$11.281	$8.048	$14.194	$12.071	$10.356
Number of Accumulation Units outstanding at end of period (in thousands)	779	1,020	1,353	1,737	2,375	3,235	4,033	6,673	9,281	11,331
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.959	$15.078	$13.059	$15.501	$14.762	$10.537	$18.593	$15.820	$13.579	$11.413
Accumulation Unit Value at end of period	$17.119	$17.959	$15.078	$13.059	$15.501	$14.762	$10.537	$18.593	$15.820	$13.579

18

Number of Accumulation Units outstanding at end of period (in thousands)	612	659	652	646	518	278	132	157	178	163
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.625	$14.813	$12.842	$15.259	$14.546	$10.393	$18.358	$15.635	$13.434	$11.302
Accumulation Unit Value at end of period	$16.784	$17.625	$14.813	$12.842	$15.259	$14.546	$10.393	$18.358	$15.635	$13.434
Number of Accumulation Units outstanding at end of period (in thousands)	2,063	2,706	3,837	4,966	6,644	8,331	9,879	11,219	10,552	8,370
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.625	$14.813	$12.842	$15.259	$14.546	$10.393	$18.358	$15.635	$13.434	$11.302
Accumulation Unit Value at end of period	$16.784	$17.625	$14.813	$12.842	$15.259	$14.546	$10.393	$18.358	$15.635	$13.434
Number of Accumulation Units outstanding at end of period (in thousands)	2,063	2,706	3,837	4,966	6,644	8,331	9,879	11,219	10,552	8,370
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.441	$11.301	$9.803	$11.654	$11.115	$7.945	$14.041	$11.965	$10.285	$8.657
Accumulation Unit Value at end of period	$12.793	$13.441	$11.301	$9.803	$11.654	$11.115	$7.945	$14.041	$11.965	$10.285
Number of Accumulation Units outstanding at end of period (in thousands)	97	118	147	192	248	307	339	377	382	451
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.326	$14.583	$12.662	$15.068	$14.385	$10.293	$18.209	$15.532	$13.365	$11.261
Accumulation Unit Value at end of period	$16.474	$17.326	$14.583	$12.662	$15.068	$14.385	$10.293	$18.209	$15.532	$13.365
Number of Accumulation Units outstanding at end of period (in thousands)	128	149	205	227	297	369	416	583	607	569
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.212	$11.126	$9.665	$11.508	$10.992	$7.869	$13.928	$11.886	$10.233	$8.626
Accumulation Unit Value at end of period	$12.557	$13.212	$11.126	$9.665	$11.508	$10.992	$7.869	$13.928	$11.886	$10.233
Number of Accumulation Units outstanding at end of period (in thousands)	757	766	847	1,041	856	527	308	401	439	522
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.018	$10.126	$8.801	$10.483	$10.018	$7.176	—	—	—	—
Accumulation Unit Value at end of period	$11.416	$12.018	$10.126	$8.801	$10.483	$10.018	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	2,003	2,086	1,769	1,712	1,414	770	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.958	$10.08	$8.766	$10.447	$9.988	$7.158	$12.682	$10.834	$9.336	$7.878
Accumulation Unit Value at end of period	$11.354	$11.958	$10.08	$8.766	$10.447	$9.988	$7.158	$12.682	$10.834	$9.336
Number of Accumulation Units outstanding at end of period (in thousands)	474	607	864	1,022	1,297	1,596	1,856	2,219	2,100	1,642
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.84	$15.06	$13.116	$15.655	$14.99	$9.375	—	—	—	—
Accumulation Unit Value at end of period	$16.912	$17.84	$15.06	$13.116	$15.655	$14.99	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	17	18	9	10	7	7	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.749	$14.999	$13.075	$15.622	$14.974	$9.373	—	—	—	—
Accumulation Unit Value at end of period	$16.809	$17.749	$14.999	$13.075	$15.622	$14.974	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	138	130	98	108	51	23	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds New World Fund
Without Any Optional Benefits

19

Accumulation Unit Value at beginning of period	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069	$26.599	$20.464	$15.698	$13.224
Accumulation Unit Value at end of period	$24.973	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069	$26.599	$20.464	$15.698
Number of Accumulation Units outstanding at end of period (in thousands)	910	1,040	2,225	2,847	3,465	3,605	3,715	3,778	2,530	1,542
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$26.868	$24.586	$21.268	$25.189	$21.779	$14.832	$26.234	$20.223	$15.544	$13.121
Accumulation Unit Value at end of period	$24.288	$26.868	$24.586	$21.268	$25.189	$21.779	$14.832	$26.234	$20.223	$15.544
Number of Accumulation Units outstanding at end of period (in thousands)	200	246	376	463	589	659	680	670	548	423
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$26.868	$24.586	$21.268	$25.189	$21.779	$14.832	$26.234	$20.223	$15.544	$13.121
Accumulation Unit Value at end of period	$24.288	$26.868	$24.586	$21.268	$25.189	$21.779	$14.832	$26.234	$20.223	$15.544
Number of Accumulation Units outstanding at end of period (in thousands)	200	246	376	463	589	659	680	670	548	423
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$27.942	$25.595	$22.162	$26.275	$22.740	$15.502	$27.447	$21.179	$16.295	$13.769
Accumulation Unit Value at end of period	$25.233	$27.942	$25.595	$22.162	$26.275	$22.740	$15.502	$27.447	$21.179	$16.295
Number of Accumulation Units outstanding at end of period (in thousands)	196	237	476	640	983	1,116	1,189	1,434	1,267	987
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.340	$24.139	$20.912	$24.805	$21.479	$14.650	$25.950	$20.034	$15.422	$13.038
Accumulation Unit Value at end of period	$23.774	$26.340	$24.139	$20.912	$24.805	$21.479	$14.650	$25.950	$20.034	$15.422
Number of Accumulation Units outstanding at end of period (in thousands)	168	205	265	348	555	634	732	1,138	1,513	1,577
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$27.829	$25.516	$22.116	$26.246	$22.739	$15.517	$27.499	$21.241	$16.359	$13.837
Accumulation Unit Value at end of period	$25.105	$27.829	$25.516	$22.116	$26.246	$22.739	$15.517	$27.499	$21.241	$16.359
Number of Accumulation Units outstanding at end of period (in thousands)	165	182	175	208	185	84	43	44	40	68
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$27.312	$25.067	$21.748	$25.836	$22.406	$15.305	$27.151	$20.993	$16.184	$13.702
Accumulation Unit Value at end of period	$24.614	$27.312	$25.067	$21.748	$25.836	$22.406	$15.305	$27.151	$20.993	$16.184
Number of Accumulation Units outstanding at end of period (in thousands)	603	839	1,270	1,676	2,484	2,928	2,868	3,286	2,559	1,812
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.312	$25.067	$21.748	$25.836	$22.406	$15.305	$27.151	$20.993	$16.184	$13.702
Accumulation Unit Value at end of period	$24.614	$27.312	$25.067	$21.748	$25.836	$22.406	$15.305	$27.151	$20.993	$16.184
Number of Accumulation Units outstanding at end of period (in thousands)	603	839	1,270	1,676	2,484	2,928	2,868	3,286	2,559	1,812
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.745	$23.641	$20.522	$24.391	$21.163	$14.463	$25.671	$19.858	$15.317	$12.975
Accumulation Unit Value at end of period	$23.191	$25.745	$23.641	$20.522	$24.391	$21.163	$14.463	$25.671	$19.858	$15.317
Number of Accumulation Units outstanding at end of period (in thousands)	21	26	42	57	93	95	81	101	79	106
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.848	$24.678	$21.443	$25.512	$22.158	$15.158	$26.931	$20.854	$16.101	$13.653
Accumulation Unit Value at end of period	$24.160	$26.848	$24.678	$21.443	$25.512	$22.158	$15.158	$26.931	$20.854	$16.101
Number of Accumulation Units outstanding at end of period (in thousands)	59	89	111	126	171	183	198	176	193	189
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.308	$23.275	$20.234	$24.085	$20.929	$14.324	$25.463	$19.727	$15.239	$12.928
Accumulation Unit Value at end of period	$22.763	$25.308	$23.275	$20.234	$24.085	$20.929	$14.324	$25.463	$19.727	$15.239
Number of Accumulation Units outstanding at end of period (in thousands)	224	249	230	296	285	137	51	54	60	68

20

With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.182	$23.170	$20.153	$24.001	$20.866	$14.289	—	—	—	—
Accumulation Unit Value at end of period	$22.638	$25.182	$23.170	$20.153	$24.001	$20.866	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	435	471	446	486	454	255	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.056	$23.066	$20.072	$23.917	$20.803	$14.253	$25.361	$19.668	$15.208	$12.915
Accumulation Unit Value at end of period	$22.514	$25.056	$23.066	$20.072	$23.917	$20.803	$14.253	$25.361	$19.668	$15.208
Number of Accumulation Units outstanding at end of period (in thousands)	102	128	193	236	301	326	366	389	337	250
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.294	$16.866	$14.699	$17.541	$15.28	$10.484	—	—	—	—
Accumulation Unit Value at end of period	$16.413	$18.294	$16.866	$14.699	$17.541	$15.28	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	14	13	7	11	5	3	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.201	$16.797	$14.654	$17.504	$15.263	$10.483	—	—	—	—
Accumulation Unit Value at end of period	$16.313	$18.201	$16.797	$14.654	$17.504	$15.263	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	60	47	27	27	17	12	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725	$12.148	$10.808	$10.450	$9.403
Accumulation Unit Value at end of period	$16.355	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725	$12.148	$10.808	$10.450
Number of Accumulation Units outstanding at end of period (in thousands)	334	409	947	1,285	1,384	1,458	1,393	1,352	746	239
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$15.403	$11.419	$10.651	$11.403	$10.002	$7.666	$12.079	$10.769	$10.432	$9.400
Accumulation Unit Value at end of period	$16.036	$15.403	$11.419	$10.651	$11.403	$10.002	$7.666	$12.079	$10.769	$10.432
Number of Accumulation Units outstanding at end of period (in thousands)	60	75	94	100	94	118	96	109	81	45
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.403	$11.419	$10.651	$11.403	$10.002	$7.666	$12.079	$10.769	$10.432	$9.400
Accumulation Unit Value at end of period	$16.036	$15.403	$11.419	$10.651	$11.403	$10.002	$7.666	$12.079	$10.769	$10.432
Number of Accumulation Units outstanding at end of period (in thousands)	60	75	94	100	94	118	96	109	81	45
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.268	$11.330	$10.578	$11.337	$9.954	$7.637	$12.045	$10.749	$10.424	$9.398
Accumulation Unit Value at end of period	$15.879	$15.268	$11.330	$10.578	$11.337	$9.954	$7.637	$12.045	$10.749	$10.424
Number of Accumulation Units outstanding at end of period (in thousands)	58	77	150	194	237	253	234	213	102	51
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.201	$11.285	$10.542	$11.304	$9.930	$7.622	$12.028	$10.739	$10.419	$9.397
Accumulation Unit Value at end of period	$15.801	$15.201	$11.285	$10.542	$11.304	$9.930	$7.622	$12.028	$10.739	$10.419
Number of Accumulation Units outstanding at end of period (in thousands)	43	84	105	147	147	144	156	191	134	114
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.134	$11.241	$10.506	$11.271	$9.906	$7.608	$12.011	$10.729	$10.415	$9.396
Accumulation Unit Value at end of period	$15.724	$15.134	$11.241	$10.506	$11.271	$9.906	$7.608	$12.011	$10.729	$10.415
Number of Accumulation Units outstanding at end of period (in thousands)	104	61	73	77	51	27	—	—	—	—

21

With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.000	$11.153	$10.435	$11.205	$9.858	$7.579	$11.977	$10.709	$10.406	$9.395
Accumulation Unit Value at end of period	$15.570	$15.000	$11.153	$10.435	$11.205	$9.858	$7.579	$11.977	$10.709	$10.406
Number of Accumulation Units outstanding at end of period (in thousands)	276	415	559	774	886	1,092	1,118	1,229	866	440
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.000	$11.153	$10.435	$11.205	$9.858	$7.579	$11.977	$10.709	$10.406	$9.395
Accumulation Unit Value at end of period	$15.570	$15.000	$11.153	$10.435	$11.205	$9.858	$7.579	$11.977	$10.709	$10.406
Number of Accumulation Units outstanding at end of period (in thousands)	276	415	559	774	886	1,092	1,118	1,229	866	440
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.934	$11.110	$10.399	$11.173	$9.834	$7.564	$11.960	$10.700	$10.402	$9.394
Accumulation Unit Value at end of period	$15.494	$14.934	$11.110	$10.399	$11.173	$9.834	$7.564	$11.960	$10.700	$10.402
Number of Accumulation Units outstanding at end of period (in thousands)	20	21	54	59	56	55	50	61	38	15
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.803	$11.023	$10.328	$11.108	$9.787	$7.535	$11.926	$10.680	$10.393	$9.392
Accumulation Unit Value at end of period	$15.342	$14.803	$11.023	$10.328	$11.108	$9.787	$7.535	$11.926	$10.680	$10.393
Number of Accumulation Units outstanding at end of period (in thousands)	9	32	30	28	21	21	25	20	2	1
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.738	$10.98	$10.293	$11.075	$9.763	$7.521	$11.909	$10.67	$10.389	$9.392
Accumulation Unit Value at end of period	$15.267	$14.738	$10.98	$10.293	$11.075	$9.763	$7.521	$11.909	$10.67	$10.389
Number of Accumulation Units outstanding at end of period (in thousands)	40	62	57	32	28	12	6	4	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.673	$10.937	$10.258	$11.043	$9.739	$7.506	—	—	—	—
Accumulation Unit Value at end of period	$15.192	$14.673	$10.937	$10.258	$11.043	$9.739	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	157	136	113	80	26	11	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.608	$10.894	$10.223	$11.011	$9.716	$7.492	$11.875	$10.651	$10.38	$9.39
Accumulation Unit Value at end of period	$15.117	$14.608	$10.894	$10.223	$11.011	$9.716	$7.492	$11.875	$10.651	$10.38
Number of Accumulation Units outstanding at end of period (in thousands)	68	81	81	86	102	127	117	110	67	37
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.422	$14.506	$13.632	$14.705	$12.995	$10.036	—	—	—	—
Accumulation Unit Value at end of period	$20.069	$19.422	$14.506	$13.632	$14.705	$12.995	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.323	$14.447	$13.59	$14.674	$12.981	$10.035	—	—	—	—
Accumulation Unit Value at end of period	$19.947	$19.323	$14.447	$13.59	$14.674	$12.981	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	16	6	11	10	2	2	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954	$15.839	$15.528	$13.357	$13.372
Accumulation Unit Value at end of period	$20.778	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954	$15.839	$15.528	$13.357

22

Number of Accumulation Units outstanding at end of period (in thousands)	6,576	8,366	18,783	23,140	27,757	31,451	34,640	35,938	21,983	12,895
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$19.736	$17.653	$15.971	$15.898	$14.381	$10.809	$15.661	$15.383	$13.260	$13.301
Accumulation Unit Value at end of period	$20.258	$19.736	$17.653	$15.971	$15.898	$14.381	$10.809	$15.661	$15.383	$13.260
Number of Accumulation Units outstanding at end of period (in thousands)	1,155	1,424	1,948	2,524	3,292	3,947	4,434	4,510	3,795	2,662
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.736	$17.653	$15.971	$15.898	$14.381	$10.809	$15.661	$15.383	$13.260	$13.301
Accumulation Unit Value at end of period	$20.258	$19.736	$17.653	$15.971	$15.898	$14.381	$10.809	$15.661	$15.383	$13.260
Number of Accumulation Units outstanding at end of period (in thousands)	1,155	1,424	1,948	2,524	3,292	3,947	4,434	4,510	3,795	2,662
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.507	$17.466	$15.817	$15.761	$14.271	$10.737	$15.572	$15.312	$13.211	$13.265
Accumulation Unit Value at end of period	$20.003	$19.507	$17.466	$15.817	$15.761	$14.271	$10.737	$15.572	$15.312	$13.211
Number of Accumulation Units outstanding at end of period (in thousands)	1,462	1,806	3,384	4,660	5,732	6,844	7,492	9,124	7,699	6,867
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.393	$17.373	$15.741	$15.693	$14.216	$10.701	$15.528	$15.276	$13.187	$13.248
Accumulation Unit Value at end of period	$19.877	$19.393	$17.373	$15.741	$15.693	$14.216	$10.701	$15.528	$15.276	$13.187
Number of Accumulation Units outstanding at end of period (in thousands)	1,620	2,093	2,696	3,390	4,367	5,522	6,839	10,866	13,357	14,887
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.297	$17.296	$15.679	$15.639	$14.174	$10.675	$15.498	$15.254	$13.174	$13.242
Accumulation Unit Value at end of period	$19.769	$19.297	$17.296	$15.679	$15.639	$14.174	$10.675	$15.498	$15.254	$13.174
Number of Accumulation Units outstanding at end of period (in thousands)	1,503	1,686	1,429	1,424	1,061	469	256	209	159	132
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.066	$17.106	$15.522	$15.498	$14.061	$10.600	$15.405	$15.177	$13.121	$13.201
Accumulation Unit Value at end of period	$19.512	$19.066	$17.106	$15.522	$15.498	$14.061	$10.600	$15.405	$15.177	$13.121
Number of Accumulation Units outstanding at end of period (in thousands)	6,285	8,173	11,221	15,448	18,635	23,229	27,138	31,495	27,370	21,589
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.066	$17.106	$15.522	$15.498	$14.061	$10.600	$15.405	$15.177	$13.121	$13.201
Accumulation Unit Value at end of period	$19.512	$19.066	$17.106	$15.522	$15.498	$14.061	$10.600	$15.405	$15.177	$13.121
Number of Accumulation Units outstanding at end of period (in thousands)	6,285	8,173	11,221	15,448	18,635	23,229	27,138	31,495	27,370	21,589
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.955	$17.015	$15.447	$15.431	$14.007	$10.565	$15.361	$15.142	$13.097	$13.184
Accumulation Unit Value at end of period	$19.389	$18.955	$17.015	$15.447	$15.431	$14.007	$10.565	$15.361	$15.142	$13.097
Number of Accumulation Units outstanding at end of period (in thousands)	212	289	395	454	608	695	732	936	843	638
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.743	$16.840	$15.304	$15.304	$13.905	$10.499	$15.280	$15.077	$13.054	$13.153
Accumulation Unit Value at end of period	$19.152	$18.743	$16.840	$15.304	$15.304	$13.905	$10.499	$15.280	$15.077	$13.054
Number of Accumulation Units outstanding at end of period (in thousands)	221	295	399	455	529	595	690	780	850	845
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.634	$16.751	$15.231	$15.237	$13.852	$10.464	$15.237	$15.042	$13.03	$13.136
Accumulation Unit Value at end of period	$19.031	$18.634	$16.751	$15.231	$15.237	$13.852	$10.464	$15.237	$15.042	$13.03
Number of Accumulation Units outstanding at end of period (in thousands)	1,083	1,195	1,044	1,096	847	377	135	213	196	230
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.541	$16.676	$15.17	$15.184	$13.81	$10.437	—	—	—	—

23

Accumulation Unit Value at end of period	$18.927	$18.541	$16.676	$15.17	$15.184	$13.81	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	3,125	3,059	2,506	2,263	1,493	849	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.448	$16.601	$15.109	$15.131	$13.769	$10.411	$15.176	$14.997	$13.004	$13.123
Accumulation Unit Value at end of period	$18.823	$18.448	$16.601	$15.109	$15.131	$13.769	$10.411	$15.176	$14.997	$13.004
Number of Accumulation Units outstanding at end of period (in thousands)	645	790	1,031	1,348	1,609	1,996	2,305	2,672	2,261	1,816
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.803	$16.945	$15.446	$15.491	$14.118	$10.691	—	—	—	—
Accumulation Unit Value at end of period	$19.156	$18.803	$16.945	$15.446	$15.491	$14.118	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	30	28	18	60	6	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.707	$16.876	$15.398	$15.459	$14.102	$10.69	—	—	—	—
Accumulation Unit Value at end of period	$19.04	$18.707	$16.876	$15.398	$15.459	$14.102	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	251	189	127	110	44	5	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976	$12.392	$11.865	$10.882	$10.953
Accumulation Unit Value at end of period	$16.695	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976	$12.392	$11.865	$10.882
Number of Accumulation Units outstanding at end of period (in thousands)	660	816	1,436	1,754	2,121	2,435	2,772	3,208	2,681	1,776
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$14.751	$11.687	$10.600	$10.969	$10.018	$7.870	$12.252	$11.754	$10.803	$10.895
Accumulation Unit Value at end of period	$16.277	$14.751	$11.687	$10.600	$10.969	$10.018	$7.870	$12.252	$11.754	$10.803
Number of Accumulation Units outstanding at end of period (in thousands)	146	187	232	293	364	469	494	507	474	313
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.751	$11.687	$10.600	$10.969	$10.018	$7.870	$12.252	$11.754	$10.803	$10.895
Accumulation Unit Value at end of period	$16.277	$14.751	$11.687	$10.600	$10.969	$10.018	$7.870	$12.252	$11.754	$10.803
Number of Accumulation Units outstanding at end of period (in thousands)	146	187	232	293	364	469	494	507	474	313
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.580	$11.563	$10.498	$10.874	$9.941	$7.818	$12.183	$11.700	$10.763	$10.866
Accumulation Unit Value at end of period	$16.072	$14.580	$11.563	$10.498	$10.874	$9.941	$7.818	$12.183	$11.700	$10.763
Number of Accumulation Units outstanding at end of period (in thousands)	188	233	392	514	646	847	960	1,091	1,015	944
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.495	$11.502	$10.447	$10.827	$9.903	$7.792	$12.148	$11.672	$10.743	$10.851
Accumulation Unit Value at end of period	$15.971	$14.495	$11.502	$10.447	$10.827	$9.903	$7.792	$12.148	$11.672	$10.743
Number of Accumulation Units outstanding at end of period (in thousands)	225	164	216	294	384	475	595	966	1,302	1,496
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.424	$11.451	$10.406	$10.790	$9.874	$7.773	$12.124	$11.655	$10.733	$10.846
Accumulation Unit Value at end of period	$15.884	$14.424	$11.451	$10.406	$10.790	$9.874	$7.773	$12.124	$11.655	$10.733
Number of Accumulation Units outstanding at end of period (in thousands)	236	252	215	242	165	77	14	17	15	16
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.251	$11.325	$10.302	$10.692	$9.795	$7.718	$12.051	$11.597	$10.690	$10.813

24

Accumulation Unit Value at end of period	$15.678	$14.251	$11.325	$10.302	$10.692	$9.795	$7.718	$12.051	$11.597	$10.690
Number of Accumulation Units outstanding at end of period (in thousands)	707	876	1,195	1,626	2,199	2,780	3,205	3,743	3,952	3,060
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.251	$11.325	$10.302	$10.692	$9.795	$7.718	$12.051	$11.597	$10.690	$10.813
Accumulation Unit Value at end of period	$15.678	$14.251	$11.325	$10.302	$10.692	$9.795	$7.718	$12.051	$11.597	$10.690
Number of Accumulation Units outstanding at end of period (in thousands)	707	876	1,195	1,626	2,199	2,780	3,205	3,743	3,952	3,060
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.168	$11.265	$10.252	$10.646	$9.757	$7.692	$12.017	$11.570	$10.670	$10.799
Accumulation Unit Value at end of period	$15.579	$14.168	$11.265	$10.252	$10.646	$9.757	$7.692	$12.017	$11.570	$10.670
Number of Accumulation Units outstanding at end of period (in thousands)	15	18	15	14	18	27	34	29	34	36
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.009	$11.149	$10.158	$10.558	$9.687	$7.644	$11.954	$11.520	$10.635	$10.774
Accumulation Unit Value at end of period	$15.388	$14.009	$11.149	$10.158	$10.558	$9.687	$7.644	$11.954	$11.520	$10.635
Number of Accumulation Units outstanding at end of period (in thousands)	32	28	31	45	45	54	63	103	120	95
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.927	$11.09	$10.109	$10.513	$9.649	$7.619	$11.92	$11.493	$10.616	$10.76
Accumulation Unit Value at end of period	$15.291	$13.927	$11.09	$10.109	$10.513	$9.649	$7.619	$11.92	$11.493	$10.616
Number of Accumulation Units outstanding at end of period (in thousands)	170	164	183	237	178	66	21	32	53	51
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.858	$11.040	$10.068	$10.476	$9.621	$7.6	—	—	—	—
Accumulation Unit Value at end of period	$15.207	$13.858	$11.040	$10.068	$10.476	$9.621	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	444	445	364	345	247	160	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.789	$10.99	$10.028	$10.439	$9.592	$7.581	$11.872	$11.459	$10.594	$10.749
Accumulation Unit Value at end of period	$15.124	$13.789	$10.99	$10.028	$10.439	$9.592	$7.581	$11.872	$11.459	$10.594
Number of Accumulation Units outstanding at end of period (in thousands)	138	148	210	266	334	414	507	554	567	423
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.322	$14.625	$13.365	$13.934	$12.822	$10.149	—	—	—	—
Accumulation Unit Value at end of period	$20.066	$18.322	$14.625	$13.365	$13.934	$12.822	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.228	$14.566	$13.323	$13.904	$12.808	$10.148	—	—	—	—
Accumulation Unit Value at end of period	$19.944	$18.228	$14.566	$13.323	$13.904	$12.808	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	35	27	17	19	7	2	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859	$19.879	$16.431	$14.412
Accumulation Unit Value at end of period	$28.446	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859	$19.879	$16.431
Number of Accumulation Units outstanding at end of period (in thousands)	1,413	1,638	3,274	4,369	5,160	5,882	6,018	6,390	3,646	1,754
With MAV 70 Death Benefit

25

Accumulation Unit Value at beginning of period	$26.794	$21.398	$19.239	$20.206	$18.394	$15.202	$21.656	$19.733	$16.344	$14.364
Accumulation Unit Value at end of period	$27.790	$26.794	$21.398	$19.239	$20.206	$18.394	$15.202	$21.656	$19.733	$16.344
Number of Accumulation Units outstanding at end of period (in thousands)	290	354	429	548	667	766	804	792	638	315
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$26.794	$21.398	$19.239	$20.206	$18.394	$15.202	$21.656	$19.733	$16.344	$14.364
Accumulation Unit Value at end of period	$27.790	$26.794	$21.398	$19.239	$20.206	$18.394	$15.202	$21.656	$19.733	$16.344
Number of Accumulation Units outstanding at end of period (in thousands)	290	354	429	548	667	766	804	792	638	315
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$26.510	$21.192	$19.073	$20.052	$18.272	$15.116	$21.555	$19.661	$16.300	$14.340
Accumulation Unit Value at end of period	$27.468	$26.510	$21.192	$19.073	$20.052	$18.272	$15.116	$21.555	$19.661	$16.300
Number of Accumulation Units outstanding at end of period (in thousands)	272	345	634	864	1,087	1,369	1,476	1,925	1,473	1,128
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.368	$21.090	$18.990	$19.975	$18.211	$15.073	$21.505	$19.625	$16.278	$14.328
Accumulation Unit Value at end of period	$27.308	$26.368	$21.090	$18.990	$19.975	$18.211	$15.073	$21.505	$19.625	$16.278
Number of Accumulation Units outstanding at end of period (in thousands)	246	338	463	594	747	894	1,045	1,855	2,146	2,014
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$26.228	$20.988	$18.908	$19.898	$18.150	$15.031	$21.455	$19.589	$16.257	$14.316
Accumulation Unit Value at end of period	$27.149	$26.228	$20.988	$18.908	$19.898	$18.150	$15.031	$21.455	$19.589	$16.257
Number of Accumulation Units outstanding at end of period (in thousands)	286	306	258	371	310	123	21	24	29	17
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$25.950	$20.786	$18.745	$19.746	$18.029	$14.946	$21.355	$19.517	$16.213	$14.292
Accumulation Unit Value at end of period	$26.834	$25.950	$20.786	$18.745	$19.746	$18.029	$14.946	$21.355	$19.517	$16.213
Number of Accumulation Units outstanding at end of period (in thousands)	1,084	1,493	2,327	3,277	4,114	5,072	5,406	6,068	4,942	3,085
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.950	$20.786	$18.745	$19.746	$18.029	$14.946	$21.355	$19.517	$16.213	$14.292
Accumulation Unit Value at end of period	$26.834	$25.950	$20.786	$18.745	$19.746	$18.029	$14.946	$21.355	$19.517	$16.213
Number of Accumulation Units outstanding at end of period (in thousands)	1,084	1,493	2,327	3,277	4,114	5,072	5,406	6,068	4,942	3,085
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.812	$20.686	$18.664	$19.671	$17.969	$14.903	$21.305	$19.482	$16.192	$14.280
Accumulation Unit Value at end of period	$26.678	$25.812	$20.686	$18.664	$19.671	$17.969	$14.903	$21.305	$19.482	$16.192
Number of Accumulation Units outstanding at end of period (in thousands)	60	80	115	142	190	231	244	258	199	80
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.538	$20.487	$18.502	$19.521	$17.850	$14.819	$21.206	$19.410	$16.149	$14.256
Accumulation Unit Value at end of period	$26.369	$25.538	$20.487	$18.502	$19.521	$17.850	$14.819	$21.206	$19.410	$16.149
Number of Accumulation Units outstanding at end of period (in thousands)	71	91	133	174	288	320	317	247	227	201
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.402	$20.388	$18.422	$19.446	$17.790	$14.777	$21.157	$19.375	$16.127	$14.244
Accumulation Unit Value at end of period	$26.215	$25.402	$20.388	$18.422	$19.446	$17.790	$14.777	$21.157	$19.375	$16.127
Number of Accumulation Units outstanding at end of period (in thousands)	262	299	227	283	322	113	21	32	30	31
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.275	$20.297	$18.349	$19.378	$17.737	$14.740	—	—	—	—
Accumulation Unit Value at end of period	$26.071	$25.275	$20.297	$18.349	$19.378	$17.737	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	946	878	724	785	693	406	—	—	—	—

26

With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.149	$20.206	$18.276	$19.310	$17.684	$14.703	$21.072	$19.317	$16.095	$14.230
Accumulation Unit Value at end of period	$25.928	$25.149	$20.206	$18.276	$19.310	$17.684	$14.703	$21.072	$19.317	$16.095
Number of Accumulation Units outstanding at end of period (in thousands)	208	233	297	471	630	702	735	778	670	503
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.227	$13.861	$12.556	$13.287	$12.186	$10.148	—	—	—	—
Accumulation Unit Value at end of period	$17.734	$17.227	$13.861	$12.556	$13.287	$12.186	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	7	13	5	2	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.140	$13.805	$12.518	$13.259	$12.173	$10.147	—	—	—	—
Accumulation Unit Value at end of period	$17.626	$17.140	$13.805	$12.518	$13.259	$12.173	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	66	56	36	49	35	41	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.370	$15.360	$13.676	$14.057	$12.858	$10.376	$16.782	$16.495	$14.173	$13.040
Accumulation Unit Value at end of period	$20.399	$19.370	$15.360	$13.676	$14.057	$12.858	$10.376	$16.782	$16.495	$14.173
Number of Accumulation Units outstanding at end of period (in thousands)	5,064	6,426	9,256	11,729	14,405	16,807	19,312	21,739	15,947	11,562
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$18.875	$14.999	$13.380	$13.781	$12.631	$10.213	$16.551	$16.301	$14.034	$12.938
Accumulation Unit Value at end of period	$19.839	$18.875	$14.999	$13.380	$13.781	$12.631	$10.213	$16.551	$16.301	$14.034
Number of Accumulation Units outstanding at end of period (in thousands)	995	1,197	1,649	2,091	2,612	3,196	3,631	3,720	3,350	2,798
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.875	$14.999	$13.380	$13.781	$12.631	$10.213	$16.551	$16.301	$14.034	$12.938
Accumulation Unit Value at end of period	$19.839	$18.875	$14.999	$13.380	$13.781	$12.631	$10.213	$16.551	$16.301	$14.034
Number of Accumulation Units outstanding at end of period (in thousands)	995	1,197	1,649	2,091	2,612	3,196	3,631	3,720	3,350	2,798
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.323	$15.369	$13.725	$14.150	$12.982	$10.507	$17.045	$16.805	$14.482	$13.364
Accumulation Unit Value at end of period	$20.289	$19.323	$15.369	$13.725	$14.150	$12.982	$10.507	$17.045	$16.805	$14.482
Number of Accumulation Units outstanding at end of period (in thousands)	1,352	1,667	2,024	2,696	3,462	4,441	5,109	7,090	7,282	6,967
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.504	$14.725	$13.156	$13.571	$12.457	$10.087	$16.372	$16.149	$13.924	$12.856
Accumulation Unit Value at end of period	$19.420	$18.504	$14.725	$13.156	$13.571	$12.457	$10.087	$16.372	$16.149	$13.924
Number of Accumulation Units outstanding at end of period (in thousands)	1,201	1,577	2,221	2,868	3,817	4,891	6,047	9,958	13,231	15,978
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.244	$15.322	$13.696	$14.134	$12.981	$10.517	$17.078	$16.854	$14.539	$13.430
Accumulation Unit Value at end of period	$20.186	$19.244	$15.322	$13.696	$14.134	$12.981	$10.517	$17.078	$16.854	$14.539
Number of Accumulation Units outstanding at end of period (in thousands)	681	772	696	748	598	285	190	229	217	190
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.886	$15.052	$13.468	$13.913	$12.791	$10.373	$16.861	$16.657	$14.384	$13.300
Accumulation Unit Value at end of period	$19.791	$18.886	$15.052	$13.468	$13.913	$12.791	$10.373	$16.861	$16.657	$14.384
Number of Accumulation Units outstanding at end of period (in thousands)	3,312	4,452	6,395	8,438	11,147	14,065	16,914	19,630	17,607	14,132

27

With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.886	$15.052	$13.468	$13.913	$12.791	$10.373	$16.861	$16.657	$14.384	$13.300
Accumulation Unit Value at end of period	$19.791	$18.886	$15.052	$13.468	$13.913	$12.791	$10.373	$16.861	$16.657	$14.384
Number of Accumulation Units outstanding at end of period (in thousands)	3,312	4,452	6,395	8,438	11,147	14,065	16,914	19,630	17,607	14,132
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.086	$14.422	$12.911	$13.344	$12.273	$9.959	$16.196	$16.007	$13.829	$12.794
Accumulation Unit Value at end of period	$18.943	$18.086	$14.422	$12.911	$13.344	$12.273	$9.959	$16.196	$16.007	$13.829
Number of Accumulation Units outstanding at end of period (in thousands)	177	220	308	369	448	526	554	629	610	517
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.565	$14.819	$13.279	$13.739	$12.649	$10.274	$16.725	$16.547	$14.310	$13.252
Accumulation Unit Value at end of period	$19.426	$18.565	$14.819	$13.279	$13.739	$12.649	$10.274	$16.725	$16.547	$14.310
Number of Accumulation Units outstanding at end of period (in thousands)	187	239	337	387	480	586	708	767	788	813
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.779	$14.198	$12.730	$13.176	$12.138	$9.863	$16.064	$15.901	$13.759	$12.748
Accumulation Unit Value at end of period	$18.594	$17.779	$14.198	$12.730	$13.176	$12.138	$9.863	$16.064	$15.901	$13.759
Number of Accumulation Units outstanding at end of period (in thousands)	886	873	760	889	701	374	202	247	358	456
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.387	$14.691	$13.178	$13.648	$12.578	$10.226	—	—	—	—
Accumulation Unit Value at end of period	$19.22	$18.387	$14.691	$13.178	$13.648	$12.578	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	1,862	1,770	1,339	1,295	959	568	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.295	$14.625	$13.126	$13.600	$12.54	$10.2	$16.631	$16.478	$14.272	$13.236
Accumulation Unit Value at end of period	$19.114	$18.295	$14.625	$13.126	$13.600	$12.54	$10.2	$16.631	$16.478	$14.272
Number of Accumulation Units outstanding at end of period (in thousands)	417	510	688	898	1,113	1,363	1,583	1,828	1,650	1,243
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.381	$14.715	$13.226	$13.725	$12.674	$10.325	—	—	—	—
Accumulation Unit Value at end of period	$19.175	$18.381	$14.715	$13.226	$13.725	$12.674	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	27	22	18	25	7	1	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.287	$14.655	$13.186	$13.696	$12.661	$10.324	—	—	—	—
Accumulation Unit Value at end of period	$19.058	$18.287	$14.655	$13.186	$13.696	$12.661	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	129	107	60	55	25	39	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.173	$16.606	$15.086	$14.476	$12.205	$10.579	$14.761	$15.429	$13.399	$13.177
Accumulation Unit Value at end of period	$22.632	$21.173	$16.606	$15.086	$14.476	$12.205	$10.579	$14.761	$15.429	$13.399
Number of Accumulation Units outstanding at end of period (in thousands)	4,645	5,783	8,939	10,804	12,444	13,263	14,569	15,008	8,977	4,409
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$20.726	$16.288	$14.826	$14.256	$12.043	$10.460	$14.624	$15.316	$13.328	$13.133
Accumulation Unit Value at end of period	$22.110	$20.726	$16.288	$14.826	$14.256	$12.043	$10.460	$14.624	$15.316	$13.328

28

Number of Accumulation Units outstanding at end of period (in thousands)	475	623	815	1,038	1,176	1,291	1,482	1,557	1,366	820
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.726	$16.288	$14.826	$14.256	$12.043	$10.460	$14.624	$15.316	$13.328	$13.133
Accumulation Unit Value at end of period	$22.110	$20.726	$16.288	$14.826	$14.256	$12.043	$10.460	$14.624	$15.316	$13.328
Number of Accumulation Units outstanding at end of period (in thousands)	475	623	815	1,038	1,176	1,291	1,482	1,557	1,366	820
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.506	$16.131	$14.698	$14.147	$11.963	$10.401	$14.555	$15.260	$13.292	$13.111
Accumulation Unit Value at end of period	$21.853	$20.506	$16.131	$14.698	$14.147	$11.963	$10.401	$14.555	$15.260	$13.292
Number of Accumulation Units outstanding at end of period (in thousands)	1,102	1,304	2,007	2,544	3,082	3,247	3,640	3,902	3,344	2,528
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.397	$16.053	$14.635	$14.093	$11.923	$10.371	$14.522	$15.232	$13.274	$13.100
Accumulation Unit Value at end of period	$21.726	$20.397	$16.053	$14.635	$14.093	$11.923	$10.371	$14.522	$15.232	$13.274
Number of Accumulation Units outstanding at end of period (in thousands)	508	685	938	1,211	1,525	1,749	2,152	3,507	4,675	4,576
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.288	$15.976	$14.571	$14.039	$11.883	$10.342	$14.488	$15.204	$13.257	$13.089
Accumulation Unit Value at end of period	$21.599	$20.288	$15.976	$14.571	$14.039	$11.883	$10.342	$14.488	$15.204	$13.257
Number of Accumulation Units outstanding at end of period (in thousands)	814	889	783	839	426	107	42	43	66	39
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.073	$15.822	$14.446	$13.931	$11.804	$10.283	$14.420	$15.148	$13.221	$13.067
Accumulation Unit Value at end of period	$21.349	$20.073	$15.822	$14.446	$13.931	$11.804	$10.283	$14.420	$15.148	$13.221
Number of Accumulation Units outstanding at end of period (in thousands)	2,648	3,554	4,905	6,192	7,571	9,038	10,488	12,441	11,075	8,372
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.073	$15.822	$14.446	$13.931	$11.804	$10.283	$14.420	$15.148	$13.221	$13.067
Accumulation Unit Value at end of period	$21.349	$20.073	$15.822	$14.446	$13.931	$11.804	$10.283	$14.420	$15.148	$13.221
Number of Accumulation Units outstanding at end of period (in thousands)	2,648	3,554	4,905	6,192	7,571	9,038	10,488	12,441	11,075	8,372
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.966	$15.745	$14.383	$13.878	$11.765	$10.254	$14.387	$15.120	$13.204	$13.057
Accumulation Unit Value at end of period	$21.225	$19.966	$15.745	$14.383	$13.878	$11.765	$10.254	$14.387	$15.120	$13.204
Number of Accumulation Units outstanding at end of period (in thousands)	76	109	160	174	204	227	269	331	313	236
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.754	$15.594	$14.259	$13.772	$11.687	$10.196	$14.319	$15.065	$13.168	$13.035
Accumulation Unit Value at end of period	$20.978	$19.754	$15.594	$14.259	$13.772	$11.687	$10.196	$14.319	$15.065	$13.168
Number of Accumulation Units outstanding at end of period (in thousands)	116	167	196	212	239	282	299	423	582	545
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.649	$15.519	$14.197	$13.719	$11.648	$10.167	$14.286	$15.037	$13.151	$13.024
Accumulation Unit Value at end of period	$20.856	$19.649	$15.519	$14.197	$13.719	$11.648	$10.167	$14.286	$15.037	$13.151
Number of Accumulation Units outstanding at end of period (in thousands)	560	633	599	568	391	133	37	85	79	85
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.551	$15.449	$14.14	$13.671	$11.613	$10.142	—	—	—	—
Accumulation Unit Value at end of period	$20.742	$19.551	$15.449	$14.14	$13.671	$11.613	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	1,518	1,510	1,155	992	615	370	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.453	$15.379	$14.084	$13.623	$11.578	$10.116	$14.229	$14.992	$13.124	$13.011

29

Accumulation Unit Value at end of period	$20.628	$19.453	$15.379	$14.084	$13.623	$11.578	$10.116	$14.229	$14.992	$13.124
Number of Accumulation Units outstanding at end of period (in thousands)	425	518	628	842	916	1,053	1,147	1,368	1,200	892
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.847	$15.715	$14.412	$13.962	$11.883	$10.399	—	—	—	—
Accumulation Unit Value at end of period	$21.014	$19.847	$15.715	$14.412	$13.962	$11.883	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	16	16	6	12	6	2	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.746	$15.65	$14.368	$13.933	$11.870	$10.398	—	—	—	—
Accumulation Unit Value at end of period	$20.887	$19.746	$15.65	$14.368	$13.933	$11.870	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	141	142	86	61	24	5	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.374	$10.731	$9.220	$9.745	$7.730	$6.088	$9.244	$9.249	$—	$—
Accumulation Unit Value at end of period	$14.212	$14.374	$10.731	$9.220	$9.745	$7.730	$6.088	$9.244	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	718	913	846	1,224	1,334	830	769	15	—	—
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$14.194	$10.619	$9.141	$9.681	$7.695	$6.072	$9.239	$9.247	$—	$—
Accumulation Unit Value at end of period	$14.007	$14.194	$10.619	$9.141	$9.681	$7.695	$6.072	$9.239	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	64	89	103	120	151	115	106	1	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.194	$10.619	$9.141	$9.681	$7.695	$6.072	$9.239	$9.247	$—	$—
Accumulation Unit Value at end of period	$14.007	$14.194	$10.619	$9.141	$9.681	$7.695	$6.072	$9.239	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	64	89	103	120	151	115	106	1	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.105	$10.563	$9.102	$9.649	$7.677	$6.064	$9.237	$9.245	$—	$—
Accumulation Unit Value at end of period	$13.905	$14.105	$10.563	$9.102	$9.649	$7.677	$6.064	$9.237	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	143	175	145	258	277	210	311	5	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.061	$10.535	$9.083	$9.633	$7.668	$6.060	$9.235	$9.245	$—	$—
Accumulation Unit Value at end of period	$13.855	$14.061	$10.535	$9.083	$9.633	$7.668	$6.060	$9.235	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	64	103	141	95	200	69	97	3	—	—
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.017	$10.507	$9.063	$9.617	$7.660	$6.056	$9.234	$9.244	$—	$—
Accumulation Unit Value at end of period	$13.804	$14.017	$10.507	$9.063	$9.617	$7.660	$6.056	$9.234	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	105	117	87	109	197	41	1	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.929	$10.452	$9.025	$9.586	$7.642	$6.049	$9.231	$9.243	$—	$—
Accumulation Unit Value at end of period	$13.704	$13.929	$10.452	$9.025	$9.586	$7.642	$6.049	$9.231	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	290	408	421	628	1,980	668	3,018	34	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.929	$10.452	$9.025	$9.586	$7.642	$6.049	$9.231	$9.243	$—	$—

30

Accumulation Unit Value at end of period	$13.704	$13.929	$10.452	$9.025	$9.586	$7.642	$6.049	$9.231	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	290	408	421	628	1,980	668	3,018	34	—	—
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.886	$10.424	$9.005	$9.570	$7.633	$6.045	$9.230	$9.242	$—	$—
Accumulation Unit Value at end of period	$13.654	$13.886	$10.424	$9.005	$9.570	$7.633	$6.045	$9.230	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	12	31	24	42	5	44	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.799	$10.369	$8.967	$9.539	$7.616	$6.037	$9.228	$9.240	$—	$—
Accumulation Unit Value at end of period	$13.555	$13.799	$10.369	$8.967	$9.539	$7.616	$6.037	$9.228	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	34	26	32	34	24	16	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.755	$10.342	$8.948	$9.523	$7.607	$6.033	$9.226	$9.24	$—	$—
Accumulation Unit Value at end of period	$13.506	$13.755	$10.342	$8.948	$9.523	$7.607	$6.033	$9.226	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	90	115	100	124	118	44	21	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.712	$10.314	$8.928	$9.508	$7.599	$6.029	—	—	—	—
Accumulation Unit Value at end of period	$13.457	$13.712	$10.314	$8.928	$9.508	$7.599	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	206	205	217	157	186	23	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.669	$10.287	$8.909	$9.492	$7.59	$6.025	$9.224	$9.238	$—	$—
Accumulation Unit Value at end of period	$13.408	$13.669	$10.287	$8.909	$9.492	$7.59	$6.025	$9.224	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	40	43	46	54	28	39	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.934	$18.039	$15.646	$16.695	$13.369	$10.629	—	—	—	—
Accumulation Unit Value at end of period	$23.441	$23.934	$18.039	$15.646	$16.695	$13.369	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	1	1	1	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.812	$17.965	$15.598	$16.660	$13.355	$10.628	—	—	—	—
Accumulation Unit Value at end of period	$23.298	$23.812	$17.965	$15.598	$16.660	$13.355	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	5	10	2	3	2	1	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.706	$8.618	$7.908	$8.452	$6.736	$4.772	$8.441	$7.718	$7.223	$7.011
Accumulation Unit Value at end of period	$12.369	$11.706	$8.618	$7.908	$8.452	$6.736	$4.772	$8.441	$7.718	$7.223
Number of Accumulation Units outstanding at end of period (in thousands)	2,436	3,121	4,256	5,232	6,510	6,954	7,299	7,327	6,285	5,544
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$11.407	$8.415	$7.737	$8.286	$6.617	$4.697	$8.325	$7.627	$7.152	$6.956
Accumulation Unit Value at end of period	$12.029	$11.407	$8.415	$7.737	$8.286	$6.617	$4.697	$8.325	$7.627	$7.152
Number of Accumulation Units outstanding at end of period (in thousands)	451	563	894	1,137	1,408	1,694	1,669	1,362	1,329	1,313
With The Hartford's Principal First Preferred

31

Accumulation Unit Value at beginning of period	$11.407	$8.415	$7.737	$8.286	$6.617	$4.697	$8.325	$7.627	$7.152	$6.956
Accumulation Unit Value at end of period	$12.029	$11.407	$8.415	$7.737	$8.286	$6.617	$4.697	$8.325	$7.627	$7.152
Number of Accumulation Units outstanding at end of period (in thousands)	451	563	894	1,137	1,408	1,694	1,669	1,362	1,329	1,313
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.316	$14.264	$13.127	$14.073	$11.249	$7.993	$14.182	$13.006	$12.208	$11.886
Accumulation Unit Value at end of period	$20.348	$19.316	$14.264	$13.127	$14.073	$11.249	$7.993	$14.182	$13.006	$12.208
Number of Accumulation Units outstanding at end of period (in thousands)	470	596	771	938	1,356	1,621	1,839	2,307	2,614	2,819
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.183	$8.262	$7.607	$8.159	$6.526	$4.639	$8.235	$7.556	$7.096	$6.912
Accumulation Unit Value at end of period	$11.774	$11.183	$8.262	$7.607	$8.159	$6.526	$4.639	$8.235	$7.556	$7.096
Number of Accumulation Units outstanding at end of period (in thousands)	777	1,032	1,219	1,649	2,249	3,075	3,502	5,334	7,411	9,563
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.238	$14.220	$13.100	$14.058	$11.248	$8.001	$14.209	$13.044	$12.256	$11.944
Accumulation Unit Value at end of period	$20.245	$19.238	$14.220	$13.100	$14.058	$11.248	$8.001	$14.209	$13.044	$12.256
Number of Accumulation Units outstanding at end of period (in thousands)	268	292	280	313	340	129	95	98	96	122
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.880	$13.970	$12.882	$13.838	$11.084	$7.891	$14.029	$12.892	$12.125	$11.828
Accumulation Unit Value at end of period	$19.849	$18.880	$13.970	$12.882	$13.838	$11.084	$7.891	$14.029	$12.892	$12.125
Number of Accumulation Units outstanding at end of period (in thousands)	883	1,252	1,660	2,207	3,674	4,174	4,056	3,728	3,819	2,871
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.880	$13.970	$12.882	$13.838	$11.084	$7.891	$14.029	$12.892	$12.125	$11.828
Accumulation Unit Value at end of period	$19.849	$18.880	$13.970	$12.882	$13.838	$11.084	$7.891	$14.029	$12.892	$12.125
Number of Accumulation Units outstanding at end of period (in thousands)	883	1,252	1,660	2,207	3,674	4,174	4,056	3,728	3,819	2,871
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.930	$8.091	$7.465	$8.023	$6.429	$4.580	$8.146	$7.490	$7.048	$6.879
Accumulation Unit Value at end of period	$11.486	$10.930	$8.091	$7.465	$8.023	$6.429	$4.580	$8.146	$7.490	$7.048
Number of Accumulation Units outstanding at end of period (in thousands)	67	96	137	173	241	315	305	302	295	318
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.559	$13.753	$12.702	$13.664	$10.961	$7.816	$13.916	$12.807	$12.063	$11.785
Accumulation Unit Value at end of period	$19.483	$18.559	$13.753	$12.702	$13.664	$10.961	$7.816	$13.916	$12.807	$12.063
Number of Accumulation Units outstanding at end of period (in thousands)	67	136	174	192	196	208	260	312	349	401
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.745	$7.966	$7.361	$7.922	$6.358	$4.536	$8.08	$7.44	$7.011	$6.854
Accumulation Unit Value at end of period	$11.274	$10.745	$7.966	$7.361	$7.922	$6.358	$4.536	$8.08	$7.44	$7.011
Number of Accumulation Units outstanding at end of period (in thousands)	578	685	597	679	612	347	143	195	263	388
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.643	$7.895	$7.299	$7.859	$6.311	$4.505	—	—	—	—
Accumulation Unit Value at end of period	$11.162	$10.643	$7.895	$7.299	$7.859	$6.311	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	1,034	1,103	925	944	734	331	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.59	$7.859	$7.269	$7.832	$6.292	$4.493	$8.012	$7.385	$6.966	$6.816
Accumulation Unit Value at end of period	$11.1	$10.59	$7.859	$7.269	$7.832	$6.292	$4.493	$8.012	$7.385	$6.966
Number of Accumulation Units outstanding at end of period (in thousands)	270	334	448	492	632	672	720	769	692	562

32

With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.513	$17.476	$16.189	$17.468	$14.054	$10.052	—	—	—	—
Accumulation Unit Value at end of period	$24.609	$23.513	$17.476	$16.189	$17.468	$14.054	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	5	6	4	1	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.394	$17.405	$16.139	$17.431	$14.039	$10.051	—	—	—	—
Accumulation Unit Value at end of period	$24.46	$23.394	$17.405	$16.139	$17.431	$14.039	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	73	53	46	53	19	1	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.782	$20.419	$18.360	$18.170	$16.619	$13.404	$15.324	$14.676	$13.758	$13.755
Accumulation Unit Value at end of period	$20.865	$20.782	$20.419	$18.360	$18.170	$16.619	$13.404	$15.324	$14.676	$13.758
Number of Accumulation Units outstanding at end of period (in thousands)	2,467	2,975	6,673	7,843	8,792	9,258	8,663	8,395	5,698	4,184
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$20.252	$19.938	$17.964	$17.814	$16.325	$13.193	$15.113	$14.503	$13.623	$13.648
Accumulation Unit Value at end of period	$20.293	$20.252	$19.938	$17.964	$17.814	$16.325	$13.193	$15.113	$14.503	$13.623
Number of Accumulation Units outstanding at end of period (in thousands)	519	676	923	1,051	1,267	1,523	1,503	1,348	1,068	820
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.252	$19.938	$17.964	$17.814	$16.325	$13.193	$15.113	$14.503	$13.623	$13.648
Accumulation Unit Value at end of period	$20.293	$20.252	$19.938	$17.964	$17.814	$16.325	$13.193	$15.113	$14.503	$13.623
Number of Accumulation Units outstanding at end of period (in thousands)	519	676	923	1,051	1,267	1,523	1,503	1,348	1,068	820
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.708	$20.407	$18.405	$18.269	$16.759	$13.557	$15.546	$14.934	$14.041	$14.081
Accumulation Unit Value at end of period	$20.728	$20.708	$20.407	$18.405	$18.269	$16.759	$13.557	$15.546	$14.934	$14.041
Number of Accumulation Units outstanding at end of period (in thousands)	665	854	1,517	1,797	2,164	2,723	2,508	3,075	2,856	2,811
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.854	$19.576	$17.663	$17.542	$16.100	$13.031	$14.950	$14.368	$13.516	$13.561
Accumulation Unit Value at end of period	$19.864	$19.854	$19.576	$17.663	$17.542	$16.100	$13.031	$14.950	$14.368	$13.516
Number of Accumulation Units outstanding at end of period (in thousands)	744	952	1,250	1,498	1,906	2,348	2,710	4,651	5,599	6,166
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.624	$20.344	$18.366	$18.249	$16.758	$13.570	$15.576	$14.977	$14.096	$14.151
Accumulation Unit Value at end of period	$20.623	$20.624	$20.344	$18.366	$18.249	$16.758	$13.570	$15.576	$14.977	$14.096
Number of Accumulation Units outstanding at end of period (in thousands)	569	637	712	691	604	232	139	119	130	107
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.241	$19.987	$18.061	$17.964	$16.513	$13.385	$15.379	$14.803	$13.946	$14.013
Accumulation Unit Value at end of period	$20.220	$20.241	$19.987	$18.061	$17.964	$16.513	$13.385	$15.379	$14.803	$13.946
Number of Accumulation Units outstanding at end of period (in thousands)	2,188	2,930	4,885	5,582	7,479	8,246	7,325	7,713	6,561	4,993
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.241	$19.987	$18.061	$17.964	$16.513	$13.385	$15.379	$14.803	$13.946	$14.013
Accumulation Unit Value at end of period	$20.220	$20.241	$19.987	$18.061	$17.964	$16.513	$13.385	$15.379	$14.803	$13.946
Number of Accumulation Units outstanding at end of period (in thousands)	2,188	2,930	4,885	5,582	7,479	8,246	7,325	7,713	6,561	4,993

33

With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.406	$19.172	$17.334	$17.249	$15.863	$12.865	$14.789	$14.242	$13.424	$13.496
Accumulation Unit Value at end of period	$19.376	$19.406	$19.172	$17.334	$17.249	$15.863	$12.865	$14.789	$14.242	$13.424
Number of Accumulation Units outstanding at end of period (in thousands)	91	113	160	160	220	263	234	208	191	178
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.897	$19.677	$17.808	$17.739	$16.330	$13.256	$15.254	$14.705	$13.874	$13.963
Accumulation Unit Value at end of period	$19.847	$19.897	$19.677	$17.808	$17.739	$16.330	$13.256	$15.254	$14.705	$13.874
Number of Accumulation Units outstanding at end of period (in thousands)	114	162	227	248	272	307	341	330	353	310
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.076	$18.875	$17.091	$17.033	$15.688	$12.741	$14.669	$14.148	$13.355	$13.447
Accumulation Unit Value at end of period	$19.019	$19.076	$18.875	$17.091	$17.033	$15.688	$12.741	$14.669	$14.148	$13.355
Number of Accumulation Units outstanding at end of period (in thousands)	653	720	646	674	570	324	82	118	144	155
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.106	$18.913	$17.134	$17.084	$15.743	$12.793	—	—	—	—
Accumulation Unit Value at end of period	$19.039	$19.106	$18.913	$17.134	$17.084	$15.743	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	1,437	1,481	1,276	1,154	849	450	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.01	$18.828	$17.065	$17.025	$15.696	$12.761	$14.706	$14.198	$13.416	$13.522
Accumulation Unit Value at end of period	$18.934	$19.01	$18.828	$17.065	$17.025	$15.696	$12.761	$14.706	$14.198	$13.416
Number of Accumulation Units outstanding at end of period (in thousands)	256	335	429	510	588	718	799	848	529	386
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.511	$15.386	$13.966	$13.954	$12.884	$10.49	—	—	—	—
Accumulation Unit Value at end of period	$15.426	$15.511	$15.386	$13.966	$13.954	$12.884	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	37	36	24	44	6	2	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.432	$15.323	$13.923	$13.924	$12.870	$10.489	—	—	—	—
Accumulation Unit Value at end of period	$15.332	$15.432	$15.323	$13.923	$13.924	$12.870	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	167	186	132	107	70	15	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092	$1.087	$1.054	$1.024	$1.013
Accumulation Unit Value at end of period	$0.988	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092	$1.087	$1.054	$1.024
Number of Accumulation Units outstanding at end of period (in thousands)	42,965	57,253	90,101	110,786	115,774	152,111	273,481	95,715	50,457	32,249
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$0.978	$0.997	$1.016	$1.035	$1.055	$1.075	$1.072	$1.041	$1.014	$1.005
Accumulation Unit Value at end of period	$0.960	$0.978	$0.997	$1.016	$1.035	$1.055	$1.075	$1.072	$1.041	$1.014
Number of Accumulation Units outstanding at end of period (in thousands)	5,894	9,836	12,297	17,572	16,268	27,103	46,701	18,414	7,181	4,321
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$0.978	$0.997	$1.016	$1.035	$1.055	$1.075	$1.072	$1.041	$1.014	$1.005
Accumulation Unit Value at end of period	$0.960	$0.978	$0.997	$1.016	$1.035	$1.055	$1.075	$1.072	$1.041	$1.014

34

Number of Accumulation Units outstanding at end of period (in thousands)	5,894	9,836	12,297	17,572	16,268	27,103	46,701	18,414	7,181	4,321
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.011	$1.032	$1.053	$1.074	$1.096	$1.117	$1.116	$1.085	$1.057	$1.048
Accumulation Unit Value at end of period	$0.992	$1.011	$1.032	$1.053	$1.074	$1.096	$1.117	$1.116	$1.085	$1.057
Number of Accumulation Units outstanding at end of period (in thousands)	10,612	14,155	25,265	36,251	37,863	52,220	89,434	50,471	32,390	24,469
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.959	$0.979	$0.999	$1.019	$1.041	$1.061	$1.061	$1.032	$1.006	$0.998
Accumulation Unit Value at end of period	$0.940	$0.959	$0.979	$0.999	$1.019	$1.041	$1.061	$1.061	$1.032	$1.006
Number of Accumulation Units outstanding at end of period (in thousands)	9,427	12,434	18,751	25,260	26,655	37,367	76,418	55,442	46,529	52,232
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.007	$1.029	$1.051	$1.073	$1.096	$1.118	$1.118	$1.088	$1.061	$1.054
Accumulation Unit Value at end of period	$0.987	$1.007	$1.029	$1.051	$1.073	$1.096	$1.118	$1.118	$1.088	$1.061
Number of Accumulation Units outstanding at end of period (in thousands)	5,385	5,508	6,525	8,611	6,652	3,839	2,993	812	664	385
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$0.989	$1.011	$1.033	$1.056	$1.080	$1.103	$1.104	$1.075	$1.050	$1.043
Accumulation Unit Value at end of period	$0.968	$0.989	$1.011	$1.033	$1.056	$1.080	$1.103	$1.104	$1.075	$1.050
Number of Accumulation Units outstanding at end of period (in thousands)	24,269	44,166	61,026	83,313	96,261	142,348	250,261	93,493	47,206	28,766
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.989	$1.011	$1.033	$1.056	$1.080	$1.103	$1.104	$1.075	$1.050	$1.043
Accumulation Unit Value at end of period	$0.968	$0.989	$1.011	$1.033	$1.056	$1.080	$1.103	$1.104	$1.075	$1.050
Number of Accumulation Units outstanding at end of period (in thousands)	24,269	44,166	61,026	83,313	96,261	142,348	250,261	93,493	47,206	28,766
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.937	$0.958	$0.980	$1.002	$1.025	$1.048	$1.049	$1.023	$0.999	$0.993
Accumulation Unit Value at end of period	$0.917	$0.937	$0.958	$0.980	$1.002	$1.025	$1.048	$1.049	$1.023	$0.999
Number of Accumulation Units outstanding at end of period (in thousands)	1,310	2,628	3,434	3,885	4,707	4,317	7,940	8,537	3,741	2,420
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.972	$0.995	$1.019	$1.043	$1.068	$1.092	$1.095	$1.068	$1.044	$1.040
Accumulation Unit Value at end of period	$0.950	$0.972	$0.995	$1.019	$1.043	$1.068	$1.092	$1.095	$1.068	$1.044
Number of Accumulation Units outstanding at end of period (in thousands)	1,600	1,988	3,283	3,679	4,166	6,297	10,493	6,875	3,426	4,172
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.921	$0.943	$0.966	$0.99	$1.014	$1.038	$1.041	$1.016	$0.994	$0.99
Accumulation Unit Value at end of period	$0.9	$0.921	$0.943	$0.966	$0.99	$1.014	$1.038	$1.041	$1.016	$0.994
Number of Accumulation Units outstanding at end of period (in thousands)	3,094	4,086	6,659	9,911	5,688	4,455	2,858	2,686	1,483	1,399
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.917	$0.939	$0.963	$0.986	$1.011	$1.035	—	—	—	—
Accumulation Unit Value at end of period	$0.895	$0.917	$0.939	$0.963	$0.986	$1.011	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	8,172	8,509	13,434	12,863	7,480	7,564	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.912	$0.935	$0.959	$0.983	$1.008	$1.033	$1.037	$1.013	$0.992	$0.989
Accumulation Unit Value at end of period	$0.89	$0.912	$0.935	$0.959	$0.983	$1.008	$1.033	$1.037	$1.013	$0.992
Number of Accumulation Units outstanding at end of period (in thousands)	2,879	5,166	5,490	8,332	9,414	11,203	22,059	14,427	6,237	3,598
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)

35

Accumulation Unit Value at beginning of period	$8.747	$8.982	$9.223	$9.471	$9.725	$9.979	—	—	—	—
Accumulation Unit Value at end of period	$8.527	$8.747	$8.982	$9.223	$9.471	$9.725	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	21	31	2	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.702	$8.945	$9.195	$9.451	$9.714	$9.978	—	—	—	—
Accumulation Unit Value at end of period	$8.475	$8.702	$8.945	$9.195	$9.451	$9.714	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	90	83	80	100	77	71	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.169	$10.284	$9.197	$10.722	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.106	$14.169	$10.284	$9.197	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	430	521	896	485	—	—	—	—	—	—
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$14.090	$10.247	$9.183	$10.720	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.992	$14.090	$10.247	$9.183	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	126	159	191	109	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.090	$10.247	$9.183	$10.720	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.992	$14.090	$10.247	$9.183	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	126	159	191	109	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.051	$10.229	$9.176	$10.718	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.935	$14.051	$10.229	$9.176	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	245	325	438	268	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.031	$10.220	$9.172	$10.718	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.907	$14.031	$10.220	$9.172	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	223	296	388	194	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.012	$10.210	$9.168	$10.717	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.879	$14.012	$10.210	$9.168	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	97	115	128	105	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.973	$10.192	$9.161	$10.716	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.822	$13.973	$10.192	$9.161	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	438	529	763	1,125	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.973	$10.192	$9.161	$10.716	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.822	$13.973	$10.192	$9.161	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	438	529	763	1,125	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)

36

Accumulation Unit Value at beginning of period	$13.953	$10.183	$9.157	$10.715	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.794	$13.953	$10.183	$9.157	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	23	31	28	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.914	$10.165	$9.150	$10.713	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.738	$13.914	$10.165	$9.150	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	79	64	67	19	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.895	$10.156	$9.146	$10.713	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.71	$13.895	$10.156	$9.146	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	205	118	123	50	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.876	$10.147	$9.143	$10.712	$—	$—	—	—	—	—
Accumulation Unit Value at end of period	$14.683	$13.876	$10.147	$9.143	$—	$—	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	207	179	161	91	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.856	$10.138	$9.139	$10.711	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.655	$13.856	$10.138	$9.139	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	74	78	115	58	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.798	$10.11	$9.128	$10.709	$—	$—	—	—	—	—
Accumulation Unit Value at end of period	$14.572	$13.798	$10.11	$9.128	$—	$—	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	2	4	3	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.76	$10.092	$9.121	$10.708	$—	$—	—	—	—	—
Accumulation Unit Value at end of period	$14.517	$13.76	$10.092	$9.121	$—	$—	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	30	26	19	4	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605	$12.529	$11.787	$10.273	$9.626
Accumulation Unit Value at end of period	$17.375	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605	$12.529	$11.787	$10.273
Number of Accumulation Units outstanding at end of period (in thousands)	1,620	2,036	1,534	1,892	2,627	3,246	3,025	3,609	4,021	10
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$16.056	$12.660	$11.330	$11.555	$10.749	$8.539	$12.458	$11.744	$10.256	$9.622
Accumulation Unit Value at end of period	$17.037	$16.056	$12.660	$11.330	$11.555	$10.749	$8.539	$12.458	$11.744	$10.256
Number of Accumulation Units outstanding at end of period (in thousands)	223	286	389	495	626	809	870	901	940	11
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.056	$12.660	$11.330	$11.555	$10.749	$8.539	$12.458	$11.744	$10.256	$9.622
Accumulation Unit Value at end of period	$17.037	$16.056	$12.660	$11.330	$11.555	$10.749	$8.539	$12.458	$11.744	$10.256
Number of Accumulation Units outstanding at end of period (in thousands)	223	286	389	495	626	809	870	901	940	11
With MAV/EPB Death Benefit

37

Accumulation Unit Value at beginning of period	$15.914	$12.561	$11.253	$11.488	$10.697	$8.506	$12.423	$11.722	$10.247	$9.621
Accumulation Unit Value at end of period	$16.870	$15.914	$12.561	$11.253	$11.488	$10.697	$8.506	$12.423	$11.722	$10.247
Number of Accumulation Units outstanding at end of period (in thousands)	434	559	510	693	927	1,229	1,275	1,743	2,055	1
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.844	$12.512	$11.215	$11.454	$10.672	$8.490	$12.405	$11.711	$10.243	$9.620
Accumulation Unit Value at end of period	$16.787	$15.844	$12.512	$11.215	$11.454	$10.672	$8.490	$12.405	$11.711	$10.243
Number of Accumulation Units outstanding at end of period (in thousands)	239	302	401	509	678	846	1,048	1,685	2,373	5
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.774	$12.463	$11.176	$11.421	$10.646	$8.474	$12.387	$11.701	$10.239	$9.619
Accumulation Unit Value at end of period	$16.705	$15.774	$12.463	$11.176	$11.421	$10.646	$8.474	$12.387	$11.701	$10.239
Number of Accumulation Units outstanding at end of period (in thousands)	342	397	373	493	324	131	29	33	43	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.636	$12.366	$11.100	$11.354	$10.594	$8.441	$12.352	$11.679	$10.230	$9.617
Accumulation Unit Value at end of period	$16.542	$15.636	$12.366	$11.100	$11.354	$10.594	$8.441	$12.352	$11.679	$10.230
Number of Accumulation Units outstanding at end of period (in thousands)	1,015	1,381	1,939	2,547	3,707	4,718	5,146	6,102	6,758	36
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.636	$12.366	$11.100	$11.354	$10.594	$8.441	$12.352	$11.679	$10.230	$9.617
Accumulation Unit Value at end of period	$16.542	$15.636	$12.366	$11.100	$11.354	$10.594	$8.441	$12.352	$11.679	$10.230
Number of Accumulation Units outstanding at end of period (in thousands)	1,015	1,381	1,939	2,547	3,707	4,718	5,146	6,102	6,758	36
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.567	$12.318	$11.062	$11.321	$10.569	$8.425	$12.335	$11.668	$10.226	$9.617
Accumulation Unit Value at end of period	$16.460	$15.567	$12.318	$11.062	$11.321	$10.569	$8.425	$12.335	$11.668	$10.226
Number of Accumulation Units outstanding at end of period (in thousands)	14	14	15	15	24	27	41	54	84	6
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.430	$12.222	$10.987	$11.255	$10.518	$8.393	$12.300	$11.647	$10.217	$9.615
Accumulation Unit Value at end of period	$16.299	$15.430	$12.222	$10.987	$11.255	$10.518	$8.393	$12.300	$11.647	$10.217
Number of Accumulation Units outstanding at end of period (in thousands)	38	46	54	67	80	109	105	179	215	—
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.362	$12.174	$10.949	$11.222	$10.492	$8.377	$12.282	$11.636	$10.213	$9.614
Accumulation Unit Value at end of period	$16.219	$15.362	$12.174	$10.949	$11.222	$10.492	$8.377	$12.282	$11.636	$10.213
Number of Accumulation Units outstanding at end of period (in thousands)	248	310	353	457	334	132	39	56	77	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.294	$12.126	$10.912	$11.19	$10.467	$8.361	—	—	—	—
Accumulation Unit Value at end of period	$16.14	$15.294	$12.126	$10.912	$11.19	$10.467	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	666	710	568	608	505	322	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.227	$12.079	$10.875	$11.157	$10.442	$8.345	$12.248	$11.615	$10.204	$9.612
Accumulation Unit Value at end of period	$16.061	$15.227	$12.079	$10.875	$11.157	$10.442	$8.345	$12.248	$11.615	$10.204
Number of Accumulation Units outstanding at end of period (in thousands)	153	204	308	364	495	640	717	839	942	—
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.425	$14.638	$13.199	$13.562	$12.711	$10.174	—	—	—	—
Accumulation Unit Value at end of period	$19.405	$18.425	$14.638	$13.199	$13.562	$12.711	—	—	—	—

38

Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	1	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.332	$14.578	$13.158	$13.533	$12.698	$10.173	—	—	—	—
Accumulation Unit Value at end of period	$19.288	$18.332	$14.578	$13.158	$13.533	$12.698	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	68	67	40	42	16	4	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267	$1.147	$1.098	$1.078	$1.079
Accumulation Unit Value at end of period	$1.352	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267	$1.147	$1.098	$1.078
Number of Accumulation Units outstanding at end of period (in thousands)	33,586	41,146	80,681	91,836	110,869	128,780	163,730	133,743	90,282	59,642
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$1.289	$1.349	$1.341	$1.267	$1.225	$1.249	$1.133	$1.086	$1.069	$1.072
Accumulation Unit Value at end of period	$1.317	$1.289	$1.349	$1.341	$1.267	$1.225	$1.249	$1.133	$1.086	$1.069
Number of Accumulation Units outstanding at end of period (in thousands)	7,453	9,609	12,480	13,631	16,999	21,546	27,809	21,179	16,498	12,506
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.289	$1.349	$1.341	$1.267	$1.225	$1.249	$1.133	$1.086	$1.069	$1.072
Accumulation Unit Value at end of period	$1.317	$1.289	$1.349	$1.341	$1.267	$1.225	$1.249	$1.133	$1.086	$1.069
Number of Accumulation Units outstanding at end of period (in thousands)	7,453	9,609	12,480	13,631	16,999	21,546	27,809	21,179	16,498	12,506
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.273	$1.334	$1.328	$1.255	$1.215	$1.240	$1.126	$1.080	$1.064	$1.068
Accumulation Unit Value at end of period	$1.299	$1.273	$1.334	$1.328	$1.255	$1.215	$1.240	$1.126	$1.080	$1.064
Number of Accumulation Units outstanding at end of period (in thousands)	9,584	12,175	18,991	23,618	29,090	36,975	49,097	40,866	35,410	35,306
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.265	$1.326	$1.321	$1.249	$1.210	$1.235	$1.122	$1.077	$1.062	$1.066
Accumulation Unit Value at end of period	$1.291	$1.265	$1.326	$1.321	$1.249	$1.210	$1.235	$1.122	$1.077	$1.062
Number of Accumulation Units outstanding at end of period (in thousands)	7,994	9,913	14,383	16,807	21,840	27,755	46,949	47,188	53,412	63,924
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.261	$1.323	$1.318	$1.247	$1.209	$1.234	$1.122	$1.078	$1.063	$1.068
Accumulation Unit Value at end of period	$1.286	$1.261	$1.323	$1.318	$1.247	$1.209	$1.234	$1.122	$1.078	$1.063
Number of Accumulation Units outstanding at end of period (in thousands)	7,322	7,066	8,428	6,484	6,407	4,122	1,240	815	709	733
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.244	$1.306	$1.303	$1.234	$1.197	$1.224	$1.114	$1.071	$1.057	$1.063
Accumulation Unit Value at end of period	$1.267	$1.244	$1.306	$1.303	$1.234	$1.197	$1.224	$1.114	$1.071	$1.057
Number of Accumulation Units outstanding at end of period (in thousands)	34,759	44,035	60,807	68,451	89,865	110,137	177,194	134,348	109,522	85,359
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.244	$1.306	$1.303	$1.234	$1.197	$1.224	$1.114	$1.071	$1.057	$1.063
Accumulation Unit Value at end of period	$1.267	$1.244	$1.306	$1.303	$1.234	$1.197	$1.224	$1.114	$1.071	$1.057
Number of Accumulation Units outstanding at end of period (in thousands)	34,759	44,035	60,807	68,451	89,865	110,137	177,194	134,348	109,522	85,359
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.236	$1.299	$1.296	$1.228	$1.192	$1.219	$1.110	$1.068	$1.055	$1.061
Accumulation Unit Value at end of period	$1.259	$1.236	$1.299	$1.296	$1.228	$1.192	$1.219	$1.110	$1.068	$1.055

39

Number of Accumulation Units outstanding at end of period (in thousands)	750	879	1,143	1,351	1,824	2,617	3,818	2,146	1,757	2,147
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.223	$1.286	$1.284	$1.219	$1.184	$1.212	$1.105	$1.064	$1.052	$1.059
Accumulation Unit Value at end of period	$1.244	$1.223	$1.286	$1.284	$1.219	$1.184	$1.212	$1.105	$1.064	$1.052
Number of Accumulation Units outstanding at end of period (in thousands)	1,257	1,559	1,903	2,217	3,287	4,426	5,703	5,155	5,221	5,234
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.215	$1.278	$1.278	$1.213	$1.179	$1.208	$1.101	$1.061	$1.049	$1.057
Accumulation Unit Value at end of period	$1.236	$1.215	$1.278	$1.278	$1.213	$1.179	$1.208	$1.101	$1.061	$1.049
Number of Accumulation Units outstanding at end of period (in thousands)	5,170	6,392	8,181	9,360	7,501	3,756	1,175	1,361	1,691	1,973
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.209	$1.273	$1.273	$1.209	$1.175	$1.205	—	—	—	—
Accumulation Unit Value at end of period	$1.229	$1.209	$1.273	$1.273	$1.209	$1.175	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	15,441	16,541	18,828	13,087	10,038	6,911	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.203	$1.267	$1.268	$1.205	$1.172	$1.202	$1.097	$1.058	$1.047	$1.056
Accumulation Unit Value at end of period	$1.222	$1.203	$1.267	$1.268	$1.205	$1.172	$1.202	$1.097	$1.058	$1.047
Number of Accumulation Units outstanding at end of period (in thousands)	5,077	6,297	8,949	9,960	12,689	15,070	17,916	16,730	14,162	10,754
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.267	$10.827	$10.849	$10.324	$10.058	$10.329	—	—	—	—
Accumulation Unit Value at end of period	$10.412	$10.267	$10.827	$10.849	$10.324	$10.058	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	12	11	6	10	22	18	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.215	$10.782	$10.815	$10.302	$10.047	$10.328	—	—	—	—
Accumulation Unit Value at end of period	$10.349	$10.215	$10.782	$10.815	$10.302	$10.047	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	273	291	181	189	89	27	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363	$2.326	$2.062	$1.636	$1.411
Accumulation Unit Value at end of period	$2.418	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363	$2.326	$2.062	$1.636
Number of Accumulation Units outstanding at end of period (in thousands)	11,114	13,347	15,427	19,664	22,724	26,186	28,712	24,642	8,925	3,337
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$2.392	$2.048	$1.807	$1.974	$1.783	$1.344	$2.297	$2.041	$1.622	$1.402
Accumulation Unit Value at end of period	$2.354	$2.392	$2.048	$1.807	$1.974	$1.783	$1.344	$2.297	$2.041	$1.622
Number of Accumulation Units outstanding at end of period (in thousands)	538	868	1,139	1,570	1,843	2,226	2,498	2,522	1,449	914
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.392	$2.048	$1.807	$1.974	$1.783	$1.344	$2.297	$2.041	$1.622	$1.402
Accumulation Unit Value at end of period	$2.354	$2.392	$2.048	$1.807	$1.974	$1.783	$1.344	$2.297	$2.041	$1.622
Number of Accumulation Units outstanding at end of period (in thousands)	538	868	1,139	1,570	1,843	2,226	2,498	2,522	1,449	914
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.362	$2.025	$1.788	$1.956	$1.768	$1.334	$2.283	$2.030	$1.615	$1.397
Accumulation Unit Value at end of period	$2.323	$2.362	$2.025	$1.788	$1.956	$1.768	$1.334	$2.283	$2.030	$1.615

40

Number of Accumulation Units outstanding at end of period (in thousands)	2,417	2,801	3,111	4,170	5,152	6,359	6,988	7,667	4,199	3,647
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.348	$2.014	$1.779	$1.947	$1.761	$1.329	$2.275	$2.025	$1.611	$1.395
Accumulation Unit Value at end of period	$2.308	$2.348	$2.014	$1.779	$1.947	$1.761	$1.329	$2.275	$2.025	$1.611
Number of Accumulation Units outstanding at end of period (in thousands)	756	899	1,088	1,367	2,027	2,545	3,388	5,947	5,190	6,375
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.341	$2.008	$1.775	$1.944	$1.759	$1.328	$2.275	$2.025	$1.613	$1.397
Accumulation Unit Value at end of period	$2.300	$2.341	$2.008	$1.775	$1.944	$1.759	$1.328	$2.275	$2.025	$1.613
Number of Accumulation Units outstanding at end of period (in thousands)	836	883	592	928	530	302	131	317	360	173
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.309	$1.983	$1.755	$1.924	$1.742	$1.317	$2.258	$2.012	$1.604	$1.390
Accumulation Unit Value at end of period	$2.266	$2.309	$1.983	$1.755	$1.924	$1.742	$1.317	$2.258	$2.012	$1.604
Number of Accumulation Units outstanding at end of period (in thousands)	3,252	4,433	6,196	8,953	11,599	19,521	14,250	13,092	6,846	4,900
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.309	$1.983	$1.755	$1.924	$1.742	$1.317	$2.258	$2.012	$1.604	$1.390
Accumulation Unit Value at end of period	$2.266	$2.309	$1.983	$1.755	$1.924	$1.742	$1.317	$2.258	$2.012	$1.604
Number of Accumulation Units outstanding at end of period (in thousands)	3,252	4,433	6,196	8,953	11,599	19,521	14,250	13,092	6,846	4,900
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.295	$1.972	$1.746	$1.915	$1.735	$1.312	$2.251	$2.007	$1.600	$1.388
Accumulation Unit Value at end of period	$2.251	$2.295	$1.972	$1.746	$1.915	$1.735	$1.312	$2.251	$2.007	$1.600
Number of Accumulation Units outstanding at end of period (in thousands)	125	197	240	254	296	321	366	430	96	91
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.270	$1.953	$1.730	$1.899	$1.723	$1.304	$2.240	$1.999	$1.596	$1.385
Accumulation Unit Value at end of period	$2.224	$2.270	$1.953	$1.730	$1.899	$1.723	$1.304	$2.240	$1.999	$1.596
Number of Accumulation Units outstanding at end of period (in thousands)	136	168	147	211	378	458	546	699	779	935
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.256	$1.942	$1.721	$1.891	$1.716	$1.299	$2.233	$1.993	$1.592	$1.383
Accumulation Unit Value at end of period	$2.21	$2.256	$1.942	$1.721	$1.891	$1.716	$1.299	$2.233	$1.993	$1.592
Number of Accumulation Units outstanding at end of period (in thousands)	917	955	883	859	792	243	60	174	194	178
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.245	$1.933	$1.714	$1.884	$1.711	$1.296	—	—	—	—
Accumulation Unit Value at end of period	$2.198	$2.245	$1.933	$1.714	$1.884	$1.711	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	1,556	1,492	1,268	1,835	981	642	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.233	$1.924	$1.708	$1.877	$1.706	$1.293	$2.224	$1.987	$1.589	$1.382
Accumulation Unit Value at end of period	$2.186	$2.233	$1.924	$1.708	$1.877	$1.706	$1.293	$2.224	$1.987	$1.589
Number of Accumulation Units outstanding at end of period (in thousands)	688	876	1,203	1,401	1,621	1,907	2,063	1,559	748	874
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.25	$15.746	$13.995	$15.409	$14.02	$10.645	—	—	—	—
Accumulation Unit Value at end of period	$17.831	$18.25	$15.746	$13.995	$15.409	$14.02	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	1	4	—	2	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)

41

Accumulation Unit Value at beginning of period	$18.157	$15.681	$13.951	$15.377	$14.004	$10.644	—	—	—	—
Accumulation Unit Value at end of period	$17.723	$18.157	$15.681	$13.951	$15.377	$14.004	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	41	39	23	25	4	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235	$1.757	$1.631	$1.491	$1.410
Accumulation Unit Value at end of period	$2.315	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235	$1.757	$1.631	$1.491
Number of Accumulation Units outstanding at end of period (in thousands)	9,682	12,003	14,523	18,463	22,332	27,075	27,921	31,745	30,309	28,216
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$2.200	$1.741	$1.599	$1.741	$1.555	$1.217	$1.735	$1.614	$1.479	$1.400
Accumulation Unit Value at end of period	$2.254	$2.200	$1.741	$1.599	$1.741	$1.555	$1.217	$1.735	$1.614	$1.479
Number of Accumulation Units outstanding at end of period (in thousands)	1,707	2,157	3,404	4,201	5,499	6,784	7,554	6,386	5,982	5,700
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.200	$1.741	$1.599	$1.741	$1.555	$1.217	$1.735	$1.614	$1.479	$1.400
Accumulation Unit Value at end of period	$2.254	$2.200	$1.741	$1.599	$1.741	$1.555	$1.217	$1.735	$1.614	$1.479
Number of Accumulation Units outstanding at end of period (in thousands)	1,707	2,157	3,404	4,201	5,499	6,784	7,554	6,386	5,982	5,700
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.173	$1.721	$1.583	$1.725	$1.542	$1.208	$1.724	$1.606	$1.472	$1.396
Accumulation Unit Value at end of period	$2.225	$2.173	$1.721	$1.583	$1.725	$1.542	$1.208	$1.724	$1.606	$1.472
Number of Accumulation Units outstanding at end of period (in thousands)	3,394	3,936	4,608	6,072	8,082	11,304	12,872	18,871	21,534	24,851
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.160	$1.711	$1.574	$1.716	$1.535	$1.204	$1.719	$1.601	$1.469	$1.394
Accumulation Unit Value at end of period	$2.210	$2.160	$1.711	$1.574	$1.716	$1.535	$1.204	$1.719	$1.601	$1.469
Number of Accumulation Units outstanding at end of period (in thousands)	3,918	4,880	6,669	8,274	11,250	14,608	18,140	29,322	43,029	58,829
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.153	$1.707	$1.571	$1.714	$1.534	$1.203	$1.718	$1.602	$1.471	$1.395
Accumulation Unit Value at end of period	$2.202	$2.153	$1.707	$1.571	$1.714	$1.534	$1.203	$1.718	$1.602	$1.471
Number of Accumulation Units outstanding at end of period (in thousands)	1,971	2,056	2,146	2,334	2,344	1,145	624	848	687	923
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.124	$1.686	$1.553	$1.696	$1.519	$1.193	$1.705	$1.591	$1.462	$1.389
Accumulation Unit Value at end of period	$2.170	$2.124	$1.686	$1.553	$1.696	$1.519	$1.193	$1.705	$1.591	$1.462
Number of Accumulation Units outstanding at end of period (in thousands)	6,238	8,012	12,342	16,263	21,501	27,183	29,927	34,326	31,773	31,476
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.124	$1.686	$1.553	$1.696	$1.519	$1.193	$1.705	$1.591	$1.462	$1.389
Accumulation Unit Value at end of period	$2.170	$2.124	$1.686	$1.553	$1.696	$1.519	$1.193	$1.705	$1.591	$1.462
Number of Accumulation Units outstanding at end of period (in thousands)	6,238	8,012	12,342	16,263	21,501	27,183	29,927	34,326	31,773	31,476
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.111	$1.676	$1.545	$1.688	$1.513	$1.188	$1.700	$1.587	$1.459	$1.387
Accumulation Unit Value at end of period	$2.156	$2.111	$1.676	$1.545	$1.688	$1.513	$1.188	$1.700	$1.587	$1.459
Number of Accumulation Units outstanding at end of period (in thousands)	259	341	593	651	899	1,057	1,262	1,272	1,731	2,108
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)

42

Accumulation Unit Value at beginning of period	$2.088	$1.659	$1.531	$1.674	$1.502	$1.181	$1.692	$1.581	$1.455	$1.384
Accumulation Unit Value at end of period	$2.130	$2.088	$1.659	$1.531	$1.674	$1.502	$1.181	$1.692	$1.581	$1.455
Number of Accumulation Units outstanding at end of period (in thousands)	510	683	999	1,209	1,699	2,045	2,306	3,366	4,053	4,299
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.075	$1.65	$1.523	$1.667	$1.496	$1.177	$1.686	$1.577	$1.452	$1.382
Accumulation Unit Value at end of period	$2.116	$2.075	$1.65	$1.523	$1.667	$1.496	$1.177	$1.686	$1.577	$1.452
Number of Accumulation Units outstanding at end of period (in thousands)	2,772	3,131	3,119	3,589	2,902	1,868	837	1,073	1,168	1,713
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.065	$1.643	$1.517	$1.661	$1.492	$1.174	—	—	—	—
Accumulation Unit Value at end of period	$2.104	$2.065	$1.643	$1.517	$1.661	$1.492	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	6,367	6,092	5,754	5,468	3,865	1,816	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.055	$1.635	$1.511	$1.655	$1.487	$1.171	$1.68	$1.572	$1.449	$1.38
Accumulation Unit Value at end of period	$2.093	$2.055	$1.635	$1.511	$1.655	$1.487	$1.171	$1.68	$1.572	$1.449
Number of Accumulation Units outstanding at end of period (in thousands)	1,151	1,447	2,054	2,348	2,651	3,282	3,602	4,419	4,199	3,974
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.845	$14.225	$13.164	$14.439	$12.993	$10.246	—	—	—	—
Accumulation Unit Value at end of period	$18.149	$17.845	$14.225	$13.164	$14.439	$12.993	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	19	18	11	16	6	2	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.754	$14.166	$13.124	$14.409	$12.979	$10.245	—	—	—	—
Accumulation Unit Value at end of period	$18.038	$17.754	$14.166	$13.124	$14.409	$12.979	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	107	99	65	60	28	3	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.274	$9.854	$10.014	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.099	$13.274	$9.854	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	99	112	101	—	—	—	—	—	—	—
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$13.225	$9.837	$10.011	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.019	$13.225	$9.837	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	24	25	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.225	$9.837	$10.011	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.019	$13.225	$9.837	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	24	25	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.201	$9.829	$10.009	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.980	$13.201	$9.829	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	37	33	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)

43

Accumulation Unit Value at beginning of period	$13.189	$9.825	$10.008	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.960	$13.189	$9.825	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	49	29	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.177	$9.821	$10.008	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.940	$13.177	$9.821	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	5	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.153	$9.813	$10.006	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.901	$13.153	$9.813	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	60	159	122	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.153	$9.813	$10.006	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.901	$13.153	$9.813	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	60	159	122	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.141	$9.809	$10.005	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.881	$13.141	$9.809	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	19	20	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.117	$9.800	$10.003	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.842	$13.117	$9.800	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	3	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.105	$9.796	$10.003	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.822	$13.105	$9.796	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	33	23	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.093	$9.792	$10.002	$—	$—	$—	—	—	—	—
Accumulation Unit Value at end of period	$13.803	$13.093	$9.792	$—	$—	$—	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	35	31	25	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.081	$9.788	$10.001	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.783	$13.081	$9.788	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	22	22	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.045	$9.776	$9.998	$—	$—	$—	—	—	—	—
Accumulation Unit Value at end of period	$13.725	$13.045	$9.776	$—	$—	$—	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.021	$9.768	$9.997	$—	$—	$—	—	—	—	—
Accumulation Unit Value at end of period	$13.686	$13.021	$9.768	$—	$—	$—	—	—	—	—

44

Number of Accumulation Units outstanding at end of period (in thousands)	5	6	2	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.902	$9.979	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.737	$9.902	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,673	1,902	—	—	—	—	—	—	—	—
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$9.891	$9.977	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.706	$9.891	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	161	221	—	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$9.891	$9.977	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.706	$9.891	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	161	221	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.885	$9.976	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.690	$9.885	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	713	488	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.882	$9.975	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.683	$9.882	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	297	293	—	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$9.879	$9.974	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.675	$9.879	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	352	309	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$9.873	$9.973	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.660	$9.873	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	964	1,186	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.873	$9.973	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.660	$9.873	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	964	1,186	—	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.870	$9.972	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.652	$9.870	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	50	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.864	$9.971	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.637	$9.864	$—	$—	$—	$—	$—	$—	$—	$—

45

Number of Accumulation Units outstanding at end of period (in thousands)	35	39	—	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.862	$9.971	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.629	$9.862	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	284	228	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.859	$9.970	$—	$—	$—	$—	—	—	—	—
Accumulation Unit Value at end of period	$9.621	$9.859	$—	$—	$—	$—	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	1,068	442	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.856	$9.969	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.614	$9.856	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	224	67	—	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.847	$9.967	$—	$—	$—	$—	—	—	—	—
Accumulation Unit Value at end of period	$9.591	$9.847	$—	$—	$—	$—	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.841	$9.966	$—	$—	$—	$—	—	—	—	—
Accumulation Unit Value at end of period	$9.576	$9.841	$—	$—	$—	$—	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	19	65	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940	$14.719	$14.233	$12.327	$11.598
Accumulation Unit Value at end of period	$22.265	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940	$14.719	$14.233	$12.327
Number of Accumulation Units outstanding at end of period (in thousands)	714	902	1,355	1,887	2,199	2,348	2,375	1,626	629	224
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$21.677	$16.071	$14.381	$14.764	$11.707	$9.837	$14.596	$14.142	$12.273	$11.570
Accumulation Unit Value at end of period	$21.771	$21.677	$16.071	$14.381	$14.764	$11.707	$9.837	$14.596	$14.142	$12.273
Number of Accumulation Units outstanding at end of period (in thousands)	62	107	138	189	229	289	293	174	77	31
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.677	$16.071	$14.381	$14.764	$11.707	$9.837	$14.596	$14.142	$12.273	$11.570
Accumulation Unit Value at end of period	$21.771	$21.677	$16.071	$14.381	$14.764	$11.707	$9.837	$14.596	$14.142	$12.273
Number of Accumulation Units outstanding at end of period (in thousands)	62	107	138	189	229	289	293	174	77	31
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.457	$15.924	$14.264	$14.658	$11.634	$9.786	$14.534	$14.097	$12.246	$11.556
Accumulation Unit Value at end of period	$21.529	$21.457	$15.924	$14.264	$14.658	$11.634	$9.786	$14.534	$14.097	$12.246
Number of Accumulation Units outstanding at end of period (in thousands)	175	215	240	340	410	500	546	457	321	160
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.348	$15.851	$14.205	$14.606	$11.598	$9.760	$14.504	$14.074	$12.232	$11.549
Accumulation Unit Value at end of period	$21.409	$21.348	$15.851	$14.205	$14.606	$11.598	$9.760	$14.504	$14.074	$12.232

46

Number of Accumulation Units outstanding at end of period (in thousands)	82	146	131	248	245	270	306	438	390	317
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.239	$15.778	$14.147	$14.553	$11.562	$9.735	$14.473	$14.052	$12.219	$11.542
Accumulation Unit Value at end of period	$21.289	$21.239	$15.778	$14.147	$14.553	$11.562	$9.735	$14.473	$14.052	$12.219
Number of Accumulation Units outstanding at end of period (in thousands)	97	138	89	114	79	27	29	13	20	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.024	$15.633	$14.031	$14.448	$11.491	$9.684	$14.413	$14.007	$12.192	$11.528
Accumulation Unit Value at end of period	$21.052	$21.024	$15.633	$14.031	$14.448	$11.491	$9.684	$14.413	$14.007	$12.192
Number of Accumulation Units outstanding at end of period (in thousands)	401	596	795	1,084	1,355	1,676	2,127	1,504	1,327	619
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.024	$15.633	$14.031	$14.448	$11.491	$9.684	$14.413	$14.007	$12.192	$11.528
Accumulation Unit Value at end of period	$21.052	$21.024	$15.633	$14.031	$14.448	$11.491	$9.684	$14.413	$14.007	$12.192
Number of Accumulation Units outstanding at end of period (in thousands)	401	596	795	1,084	1,355	1,676	2,127	1,504	1,327	619
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.916	$15.562	$13.974	$14.397	$11.455	$9.659	$14.382	$13.984	$12.178	$11.521
Accumulation Unit Value at end of period	$20.934	$20.916	$15.562	$13.974	$14.397	$11.455	$9.659	$14.382	$13.984	$12.178
Number of Accumulation Units outstanding at end of period (in thousands)	15	24	35	40	43	56	63	50	33	18
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.704	$15.419	$13.860	$14.293	$11.384	$9.609	$14.322	$13.939	$12.152	$11.507
Accumulation Unit Value at end of period	$20.701	$20.704	$15.419	$13.860	$14.293	$11.384	$9.609	$14.322	$13.939	$12.152
Number of Accumulation Units outstanding at end of period (in thousands)	18	33	26	32	52	63	56	54	40	24
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.599	$15.348	$13.803	$14.242	$11.349	$9.584	$14.292	$13.917	$12.138	$11.5
Accumulation Unit Value at end of period	$20.585	$20.599	$15.348	$13.803	$14.242	$11.349	$9.584	$14.292	$13.917	$12.138
Number of Accumulation Units outstanding at end of period (in thousands)	87	119	109	117	82	32	6	6	2	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.496	$15.279	$13.748	$14.192	$11.315	$9.56	—	—	—	—
Accumulation Unit Value at end of period	$20.472	$20.496	$15.279	$13.748	$14.192	$11.315	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	280	298	254	210	111	63	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.394	$15.211	$13.693	$14.142	$11.281	$9.536	$14.235	$13.875	$12.114	$11.489
Accumulation Unit Value at end of period	$20.36	$20.394	$15.211	$13.693	$14.142	$11.281	$9.536	$14.235	$13.875	$12.114
Number of Accumulation Units outstanding at end of period (in thousands)	68	101	119	147	169	175	206	129	86	58
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.188	$16.574	$14.943	$15.456	$12.347	$10.453	—	—	—	—
Accumulation Unit Value at end of period	$22.118	$22.188	$16.574	$14.943	$15.456	$12.347	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	2	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.076	$16.506	$14.897	$15.424	$12.334	$10.452	—	—	—	—
Accumulation Unit Value at end of period	$21.984	$22.076	$16.506	$14.897	$15.424	$12.334	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	46	43	26	28	6	1	—	—	—	—

47

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704	$1.484	$1.486	$1.335	$1.285
Accumulation Unit Value at end of period	$1.643	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704	$1.484	$1.486	$1.335
Number of Accumulation Units outstanding at end of period (in thousands)	4,553	5,716	9,235	10,976	14,252	17,849	18,997	23,789	25,947	26,828
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$1.529	$1.165	$1.009	$1.061	$1.007	$0.693	$1.465	$1.471	$1.324	$1.276
Accumulation Unit Value at end of period	$1.600	$1.529	$1.165	$1.009	$1.061	$1.007	$0.693	$1.465	$1.471	$1.324
Number of Accumulation Units outstanding at end of period (in thousands)	1,255	1,702	2,149	2,731	3,923	4,447	4,738	5,033	4,596	4,969
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.529	$1.165	$1.009	$1.061	$1.007	$0.693	$1.465	$1.471	$1.324	$1.276
Accumulation Unit Value at end of period	$1.600	$1.529	$1.165	$1.009	$1.061	$1.007	$0.693	$1.465	$1.471	$1.324
Number of Accumulation Units outstanding at end of period (in thousands)	1,255	1,702	2,149	2,731	3,923	4,447	4,738	5,033	4,596	4,969
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.511	$1.152	$0.999	$1.051	$0.999	$0.688	$1.456	$1.463	$1.318	$1.272
Accumulation Unit Value at end of period	$1.579	$1.511	$1.152	$0.999	$1.051	$0.999	$0.688	$1.456	$1.463	$1.318
Number of Accumulation Units outstanding at end of period (in thousands)	2,204	2,632	3,998	5,140	6,852	10,280	11,157	16,250	20,671	24,221
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.501	$1.146	$0.994	$1.046	$0.995	$0.686	$1.452	$1.459	$1.316	$1.270
Accumulation Unit Value at end of period	$1.568	$1.501	$1.146	$0.994	$1.046	$0.995	$0.686	$1.452	$1.459	$1.316
Number of Accumulation Units outstanding at end of period (in thousands)	2,657	4,648	6,429	7,166	9,336	12,051	13,888	21,261	32,580	45,713
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.497	$1.143	$0.991	$1.044	$0.994	$0.685	$1.451	$1.460	$1.317	$1.272
Accumulation Unit Value at end of period	$1.563	$1.497	$1.143	$0.991	$1.044	$0.994	$0.685	$1.451	$1.460	$1.317
Number of Accumulation Units outstanding at end of period (in thousands)	1,127	1,077	972	1,018	848	581	306	345	524	628
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.477	$1.128	$0.980	$1.033	$0.984	$0.680	$1.440	$1.450	$1.309	$1.266
Accumulation Unit Value at end of period	$1.540	$1.477	$1.128	$0.980	$1.033	$0.984	$0.680	$1.440	$1.450	$1.309
Number of Accumulation Units outstanding at end of period (in thousands)	3,989	5,440	8,415	9,989	13,523	31,721	18,809	22,055	21,936	21,919
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.477	$1.128	$0.980	$1.033	$0.984	$0.680	$1.440	$1.450	$1.309	$1.266
Accumulation Unit Value at end of period	$1.540	$1.477	$1.128	$0.980	$1.033	$0.984	$0.680	$1.440	$1.450	$1.309
Number of Accumulation Units outstanding at end of period (in thousands)	3,989	5,440	8,415	9,989	13,523	31,721	18,809	22,055	21,936	21,919
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.468	$1.122	$0.975	$1.029	$0.980	$0.677	$1.436	$1.446	$1.307	$1.264
Accumulation Unit Value at end of period	$1.530	$1.468	$1.122	$0.975	$1.029	$0.980	$0.677	$1.436	$1.446	$1.307
Number of Accumulation Units outstanding at end of period (in thousands)	355	374	565	705	788	1,027	802	955	1,490	1,665
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.451	$1.111	$0.966	$1.020	$0.973	$0.673	$1.429	$1.441	$1.303	$1.261
Accumulation Unit Value at end of period	$1.512	$1.451	$1.111	$0.966	$1.020	$0.973	$0.673	$1.429	$1.441	$1.303
Number of Accumulation Units outstanding at end of period (in thousands)	635	935	987	1,146	1,711	1,683	1,846	2,500	4,032	4,931
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)

48

Accumulation Unit Value at beginning of period	$1.443	$1.105	$0.961	$1.016	$0.969	$0.671	$1.424	$1.437	$1.3	$1.259
Accumulation Unit Value at end of period	$1.502	$1.443	$1.105	$0.961	$1.016	$0.969	$0.671	$1.424	$1.437	$1.3
Number of Accumulation Units outstanding at end of period (in thousands)	1,813	1,865	1,813	1,975	1,737	1,049	712	770	1,277	1,734
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.435	$1.100	$0.958	$1.012	$0.966	$0.669	—	—	—	—
Accumulation Unit Value at end of period	$1.493	$1.435	$1.100	$0.958	$1.012	$0.966	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	3,157	2,705	2,611	2,421	2,022	1,722	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.428	$1.095	$0.954	$1.009	$0.963	$0.667	$1.419	$1.432	$1.297	$1.258
Accumulation Unit Value at end of period	$1.485	$1.428	$1.095	$0.954	$1.009	$0.963	$0.667	$1.419	$1.432	$1.297
Number of Accumulation Units outstanding at end of period (in thousands)	693	953	1,276	1,486	2,169	2,518	2,682	3,159	3,085	2,951
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.867	$16.787	$14.645	$15.512	$14.838	$10.294	—	—	—	—
Accumulation Unit Value at end of period	$22.705	$21.867	$16.787	$14.645	$15.512	$14.838	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	1	1	1	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.756	$16.719	$14.600	$15.479	$14.822	$10.293	—	—	—	—
Accumulation Unit Value at end of period	$22.567	$21.756	$16.719	$14.600	$15.479	$14.822	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	31	12	31	41	11	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Core Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.207	$7.713	$6.750	$6.937	$6.019	$4.623	$7.729	$7.073	$6.322	$6.323
Accumulation Unit Value at end of period	$11.163	$10.207	$7.713	$6.750	$6.937	$6.019	$4.623	$7.729	$7.073	$6.322
Number of Accumulation Units outstanding at end of period (in thousands)	169	214	249	314	361	418	476	556	727	966
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$9.947	$7.532	$6.604	$6.800	$5.913	$4.550	$7.623	$6.990	$6.260	$6.274
Accumulation Unit Value at end of period	$10.857	$9.947	$7.532	$6.604	$6.800	$5.913	$4.550	$7.623	$6.990	$6.260
Number of Accumulation Units outstanding at end of period (in thousands)	60	56	68	78	82	89	119	149	214	279
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$9.947	$7.532	$6.604	$6.800	$5.913	$4.550	$7.623	$6.990	$6.260	$6.274
Accumulation Unit Value at end of period	$10.857	$9.947	$7.532	$6.604	$6.800	$5.913	$4.550	$7.623	$6.990	$6.260
Number of Accumulation Units outstanding at end of period (in thousands)	60	56	68	78	82	89	119	149	214	279
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.906	$9.782	$8.586	$8.850	$7.702	$5.933	$9.949	$9.132	$8.187	$8.214
Accumulation Unit Value at end of period	$14.072	$12.906	$9.782	$8.586	$8.850	$7.702	$5.933	$9.949	$9.132	$8.187
Number of Accumulation Units outstanding at end of period (in thousands)	44	53	71	88	122	152	173	258	311	379
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.751	$7.394	$6.494	$6.697	$5.831	$4.494	$7.540	$6.924	$6.211	$6.234
Accumulation Unit Value at end of period	$10.627	$9.751	$7.394	$6.494	$6.697	$5.831	$4.494	$7.540	$6.924	$6.211
Number of Accumulation Units outstanding at end of period (in thousands)	124	139	162	177	206	269	357	485	694	884
With MAV70 Death Benefit and The Hartford's Principal First Preferred

49

Accumulation Unit Value at beginning of period	$12.853	$9.752	$8.568	$8.840	$7.702	$5.939	$9.969	$9.159	$8.219	$8.254
Accumulation Unit Value at end of period	$14.001	$12.853	$9.752	$8.568	$8.840	$7.702	$5.939	$9.969	$9.159	$8.219
Number of Accumulation Units outstanding at end of period (in thousands)	27	82	30	22	27	24	20	31	30	34
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$12.614	$9.580	$8.426	$8.702	$7.589	$5.858	$9.842	$9.052	$8.131	$8.174
Accumulation Unit Value at end of period	$13.727	$12.614	$9.580	$8.426	$8.702	$7.589	$5.858	$9.842	$9.052	$8.131
Number of Accumulation Units outstanding at end of period (in thousands)	28	36	49	49	54	79	96	128	143	175
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.614	$9.580	$8.426	$8.702	$7.589	$5.858	$9.842	$9.052	$8.131	$8.174
Accumulation Unit Value at end of period	$13.727	$12.614	$9.580	$8.426	$8.702	$7.589	$5.858	$9.842	$9.052	$8.131
Number of Accumulation Units outstanding at end of period (in thousands)	28	36	49	49	54	79	96	128	143	175
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.531	$7.242	$6.373	$6.585	$5.745	$4.437	$7.459	$6.863	$6.168	$6.204
Accumulation Unit Value at end of period	$10.366	$9.531	$7.242	$6.373	$6.585	$5.745	$4.437	$7.459	$6.863	$6.168
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	6	6	7	8	24	37	48
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.400	$9.431	$8.307	$8.593	$7.505	$5.802	$9.762	$8.992	$8.090	$8.145
Accumulation Unit Value at end of period	$13.473	$12.400	$9.431	$8.307	$8.593	$7.505	$5.802	$9.762	$8.992	$8.090
Number of Accumulation Units outstanding at end of period (in thousands)	21	32	26	32	33	27	36	35	47	49
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.369	$7.13	$6.283	$6.502	$5.682	$4.395	$7.398	$6.818	$6.137	$6.182
Accumulation Unit Value at end of period	$10.175	$9.369	$7.13	$6.283	$6.502	$5.682	$4.395	$7.398	$6.818	$6.137
Number of Accumulation Units outstanding at end of period (in thousands)	80	72	69	68	62	33	25	32	43	39
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.283	$7.067	$6.231	$6.452	$5.641	$4.365	—	—	—	—
Accumulation Unit Value at end of period	$10.076	$9.283	$7.067	$6.231	$6.452	$5.641	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	77	47	54	61	50	45	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.236	$7.036	$6.206	$6.429	$5.624	$4.354	$7.338	$6.769	$6.098	$6.149
Accumulation Unit Value at end of period	$10.021	$9.236	$7.036	$6.206	$6.429	$5.624	$4.354	$7.338	$6.769	$6.098
Number of Accumulation Units outstanding at end of period (in thousands)	7	5	15	14	13	16	17	16	18	18
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.822	$16.647	$14.707	$15.258	$13.366	$10.364	—	—	—	—
Accumulation Unit Value at end of period	$23.639	$21.822	$16.647	$14.707	$15.258	$13.366	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.711	$16.579	$14.662	$15.226	$13.352	$10.363	—	—	—	—
Accumulation Unit Value at end of period	$23.496	$21.711	$16.579	$14.662	$15.226	$13.352	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	3	3	2	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005

50

MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.045	$15.951	$13.155	$13.985	$12.660	$9.757	$14.985	$13.958	$11.412	$10.780
Accumulation Unit Value at end of period	$20.470	$20.045	$15.951	$13.155	$13.985	$12.660	$9.757	$14.985	$13.958	$11.412
Number of Accumulation Units outstanding at end of period (in thousands)	245	305	208	253	284	326	367	378	321	199
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$19.533	$15.576	$12.870	$13.710	$12.436	$9.603	$14.779	$13.794	$11.300	$10.696
Accumulation Unit Value at end of period	$19.908	$19.533	$15.576	$12.870	$13.710	$12.436	$9.603	$14.779	$13.794	$11.300
Number of Accumulation Units outstanding at end of period (in thousands)	18	27	47	62	80	99	121	114	100	60
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.533	$15.576	$12.870	$13.710	$12.436	$9.603	$14.779	$13.794	$11.300	$10.696
Accumulation Unit Value at end of period	$19.908	$19.533	$15.576	$12.870	$13.710	$12.436	$9.603	$14.779	$13.794	$11.300
Number of Accumulation Units outstanding at end of period (in thousands)	18	27	47	62	80	99	121	114	100	60
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.186	$16.910	$13.987	$14.915	$13.542	$10.468	$16.125	$15.066	$12.355	$11.706
Accumulation Unit Value at end of period	$21.571	$21.186	$16.910	$13.987	$14.915	$13.542	$10.468	$16.125	$15.066	$12.355
Number of Accumulation Units outstanding at end of period (in thousands)	88	98	75	77	111	147	169	267	313	294
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.149	$15.292	$12.655	$13.501	$12.265	$9.485	$14.619	$13.665	$11.212	$10.628
Accumulation Unit Value at end of period	$19.487	$19.149	$15.292	$12.655	$13.501	$12.265	$9.485	$14.619	$13.665	$11.212
Number of Accumulation Units outstanding at end of period (in thousands)	23	32	75	67	56	70	92	142	229	290
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.099	$16.858	$13.958	$14.899	$13.541	$10.477	$16.156	$15.110	$12.403	$11.763
Accumulation Unit Value at end of period	$21.461	$21.099	$16.858	$13.958	$14.899	$13.541	$10.477	$16.156	$15.110	$12.403
Number of Accumulation Units outstanding at end of period (in thousands)	33	32	40	26	20	7	3	3	3	3
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.707	$16.561	$13.726	$14.666	$13.343	$10.334	$15.952	$14.933	$12.271	$11.649
Accumulation Unit Value at end of period	$21.042	$20.707	$16.561	$13.726	$14.666	$13.343	$10.334	$15.952	$14.933	$12.271
Number of Accumulation Units outstanding at end of period (in thousands)	79	97	142	144	163	213	287	396	368	176
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.707	$16.561	$13.726	$14.666	$13.343	$10.334	$15.952	$14.933	$12.271	$11.649
Accumulation Unit Value at end of period	$21.042	$20.707	$16.561	$13.726	$14.666	$13.343	$10.334	$15.952	$14.933	$12.271
Number of Accumulation Units outstanding at end of period (in thousands)	79	97	142	144	163	213	287	396	368	176
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.717	$14.977	$12.419	$13.276	$12.084	$9.364	$14.462	$13.545	$11.136	$10.577
Accumulation Unit Value at end of period	$19.009	$18.717	$14.977	$12.419	$13.276	$12.084	$9.364	$14.462	$13.545	$11.136
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	13	11	9	9	9	7	5	9
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.356	$16.305	$13.533	$14.482	$13.195	$10.235	$15.823	$14.835	$12.208	$11.607
Accumulation Unit Value at end of period	$20.653	$20.356	$16.305	$13.533	$14.482	$13.195	$10.235	$15.823	$14.835	$12.208
Number of Accumulation Units outstanding at end of period (in thousands)	13	12	8	8	5	11	12	13	15	14
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.399	$14.744	$12.245	$13.109	$11.95	$9.274	$14.344	$13.456	$11.079	$10.539
Accumulation Unit Value at end of period	$18.658	$18.399	$14.744	$12.245	$13.109	$11.95	$9.274	$14.344	$13.456	$11.079

51

Number of Accumulation Units outstanding at end of period (in thousands)	58	53	52	40	29	14	3	8	5	9
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.307	$14.678	$12.196	$13.063	$11.915	$9.251	—	—	—	—
Accumulation Unit Value at end of period	$18.556	$18.307	$14.678	$12.196	$13.063	$11.915	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	60	64	63	59	25	18	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.216	$14.612	$12.147	$13.018	$11.879	$9.228	$14.287	$13.415	$11.056	$10.528
Accumulation Unit Value at end of period	$18.454	$18.216	$14.612	$12.147	$13.018	$11.879	$9.228	$14.287	$13.415	$11.056
Number of Accumulation Units outstanding at end of period (in thousands)	21	29	40	31	31	33	37	48	52	39
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.739	$16.661	$13.871	$14.888	$13.606	$10.585	—	—	—	—
Accumulation Unit Value at end of period	$20.979	$20.739	$16.661	$13.871	$14.888	$13.606	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.633	$16.593	$13.828	$14.856	$13.591	$10.584	—	—	—	—
Accumulation Unit Value at end of period	$20.851	$20.633	$16.593	$13.828	$14.856	$13.591	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	8	7	5	4	10	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.605	$7.139	$6.185	$6.312	$5.566	$4.113	$6.684	$5.611	$5.290	$4.927
Accumulation Unit Value at end of period	$10.287	$9.605	$7.139	$6.185	$6.312	$5.566	$4.113	$6.684	$5.611	$5.290
Number of Accumulation Units outstanding at end of period (in thousands)	3,608	4,530	1,218	1,422	1,177	1,351	1,449	1,181	916	951
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$9.360	$6.970	$6.052	$6.188	$5.468	$4.048	$6.592	$5.545	$5.238	$4.889
Accumulation Unit Value at end of period	$10.005	$9.360	$6.970	$6.052	$6.188	$5.468	$4.048	$6.592	$5.545	$5.238
Number of Accumulation Units outstanding at end of period (in thousands)	130	192	238	293	285	309	308	303	217	243
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$9.360	$6.970	$6.052	$6.188	$5.468	$4.048	$6.592	$5.545	$5.238	$4.889
Accumulation Unit Value at end of period	$10.005	$9.360	$6.970	$6.052	$6.188	$5.468	$4.048	$6.592	$5.545	$5.238
Number of Accumulation Units outstanding at end of period (in thousands)	130	192	238	293	285	309	308	303	217	243
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.801	$10.288	$8.941	$9.152	$8.095	$5.999	$9.779	$8.233	$7.785	$7.274
Accumulation Unit Value at end of period	$14.738	$13.801	$10.288	$8.941	$9.152	$8.095	$5.999	$9.779	$8.233	$7.785
Number of Accumulation Units outstanding at end of period (in thousands)	476	597	300	312	350	399	409	543	517	494
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.175	$6.843	$5.950	$6.094	$5.393	$3.998	$6.521	$5.493	$5.197	$4.858
Accumulation Unit Value at end of period	$9.793	$9.175	$6.843	$5.950	$6.094	$5.393	$3.998	$6.521	$5.493	$5.197
Number of Accumulation Units outstanding at end of period (in thousands)	196	199	231	278	310	398	520	825	991	1,242
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.745	$10.257	$8.923	$9.142	$8.094	$6.004	$9.798	$8.257	$7.816	$7.310
Accumulation Unit Value at end of period	$14.663	$13.745	$10.257	$8.923	$9.142	$8.094	$6.004	$9.798	$8.257	$7.816

52

Number of Accumulation Units outstanding at end of period (in thousands)	154	113	106	160	60	22	28	30	23	25
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.489	$10.076	$8.775	$8.999	$7.976	$5.922	$9.674	$8.161	$7.732	$7.239
Accumulation Unit Value at end of period	$14.376	$13.489	$10.076	$8.775	$8.999	$7.976	$5.922	$9.674	$8.161	$7.732
Number of Accumulation Units outstanding at end of period (in thousands)	533	664	965	687	766	860	792	832	524	388
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.489	$10.076	$8.775	$8.999	$7.976	$5.922	$9.674	$8.161	$7.732	$7.239
Accumulation Unit Value at end of period	$14.376	$13.489	$10.076	$8.775	$8.999	$7.976	$5.922	$9.674	$8.161	$7.732
Number of Accumulation Units outstanding at end of period (in thousands)	533	664	965	687	766	860	792	832	524	388
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.968	$6.702	$5.839	$5.992	$5.313	$3.947	$6.451	$5.445	$5.161	$4.834
Accumulation Unit Value at end of period	$9.553	$8.968	$6.702	$5.839	$5.992	$5.313	$3.947	$6.451	$5.445	$5.161
Number of Accumulation Units outstanding at end of period (in thousands)	13	30	47	49	54	70	79	98	99	70
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.260	$9.920	$8.651	$8.886	$7.887	$5.865	$9.595	$8.107	$7.693	$7.213
Accumulation Unit Value at end of period	$14.111	$13.260	$9.920	$8.651	$8.886	$7.887	$5.865	$9.595	$8.107	$7.693
Number of Accumulation Units outstanding at end of period (in thousands)	45	53	53	52	51	63	55	84	110	164
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.816	$6.598	$5.757	$5.917	$5.254	$3.909	$6.398	$5.409	$5.135	$4.817
Accumulation Unit Value at end of period	$9.377	$8.816	$6.598	$5.757	$5.917	$5.254	$3.909	$6.398	$5.409	$5.135
Number of Accumulation Units outstanding at end of period (in thousands)	286	294	275	162	60	46	43	63	108	112
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.852	$6.628	$5.787	$5.95	$5.286	$3.935	—	—	—	—
Accumulation Unit Value at end of period	$9.41	$8.852	$6.628	$5.787	$5.95	$5.286	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	443	488	481	235	171	188	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.808	$6.599	$5.764	$5.929	$5.27	$3.925	$6.431	$5.442	$5.171	$4.856
Accumulation Unit Value at end of period	$9.358	$8.808	$6.599	$5.764	$5.929	$5.27	$3.925	$6.431	$5.442	$5.171
Number of Accumulation Units outstanding at end of period (in thousands)	77	98	102	138	110	135	106	117	82	54
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.489	$16.874	$14.76	$15.206	$13.538	$10.097	—	—	—	—
Accumulation Unit Value at end of period	$23.859	$22.489	$16.874	$14.76	$15.206	$13.538	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	1	1	1	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.374	$16.805	$14.715	$15.175	$13.523	$10.096	—	—	—	—
Accumulation Unit Value at end of period	$23.715	$22.374	$16.805	$14.715	$15.175	$13.523	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	6	5	3	1	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS High Yield Portfolio
Without Any Optional Benefits

53

Accumulation Unit Value at beginning of period	$10.481	$10.141	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.593	$10.481	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,700	2,263	—	—	—	—	—	—	—	—
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$10.470	$10.138	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.562	$10.470	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	318	466	—	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.470	$10.138	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.562	$10.470	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	318	466	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.465	$10.137	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.546	$10.465	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	533	782	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.462	$10.136	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.538	$10.462	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	617	785	—	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.459	$10.136	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.530	$10.459	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	353	395	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.454	$10.134	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.514	$10.454	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,272	1,777	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.454	$10.134	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.514	$10.454	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,272	1,777	—	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.451	$10.134	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.506	$10.451	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	56	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.446	$10.132	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.490	$10.446	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	111	133	—	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.443	$10.132	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.482	$10.443	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	439	500	—	—	—	—	—	—	—	—

54

With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.441	$10.131	$—	$—	$—	$—	—	—	—	—
Accumulation Unit Value at end of period	$10.474	$10.441	$—	$—	$—	$—	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	674	817	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.438	$10.13	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.466	$10.438	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	163	185	—	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.43	$10.128	$—	$—	$—	$—	—	—	—	—
Accumulation Unit Value at end of period	$10.442	$10.43	$—	$—	$—	$—	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	18	9	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.425	$10.127	$—	$—	$—	$—	—	—	—	—
Accumulation Unit Value at end of period	$10.427	$10.425	$—	$—	$—	$—	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	96	105	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Investors Growth Stock Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.811	$7.659	$6.660	$6.735	$6.091	$4.439	$7.153	$6.534	$6.178	$6.014
Accumulation Unit Value at end of period	$10.750	$9.811	$7.659	$6.660	$6.735	$6.091	$4.439	$7.153	$6.534	$6.178
Number of Accumulation Units outstanding at end of period (in thousands)	391	467	860	839	939	1,250	1,373	1,654	1,833	1,961
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$9.560	$7.478	$6.516	$6.603	$5.983	$4.369	$7.055	$6.457	$6.117	$5.967
Accumulation Unit Value at end of period	$10.455	$9.560	$7.478	$6.516	$6.603	$5.983	$4.369	$7.055	$6.457	$6.117
Number of Accumulation Units outstanding at end of period (in thousands)	146	175	284	398	453	613	659	540	564	619
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$9.560	$7.478	$6.516	$6.603	$5.983	$4.369	$7.055	$6.457	$6.117	$5.967
Accumulation Unit Value at end of period	$10.455	$9.560	$7.478	$6.516	$6.603	$5.983	$4.369	$7.055	$6.457	$6.117
Number of Accumulation Units outstanding at end of period (in thousands)	146	175	284	398	453	613	659	540	564	619
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.969	$9.371	$8.173	$8.291	$7.520	$5.497	$8.885	$8.140	$7.719	$7.537
Accumulation Unit Value at end of period	$13.075	$11.969	$9.371	$8.173	$8.291	$7.520	$5.497	$8.885	$8.140	$7.719
Number of Accumulation Units outstanding at end of period (in thousands)	92	134	221	284	309	413	479	673	808	906
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.372	$7.342	$6.407	$6.502	$5.901	$4.316	$6.978	$6.396	$6.069	$5.929
Accumulation Unit Value at end of period	$10.234	$9.372	$7.342	$6.407	$6.502	$5.901	$4.316	$6.978	$6.396	$6.069
Number of Accumulation Units outstanding at end of period (in thousands)	303	346	472	588	611	840	1,040	1,393	2,170	3,078
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$11.920	$9.343	$8.156	$8.282	$7.519	$5.502	$8.902	$8.163	$7.750	$7.574
Accumulation Unit Value at end of period	$13.009	$11.920	$9.343	$8.156	$8.282	$7.519	$5.502	$8.902	$8.163	$7.750
Number of Accumulation Units outstanding at end of period (in thousands)	69	72	111	205	127	97	94	96	82	88

55

With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$11.698	$9.178	$8.021	$8.152	$7.409	$5.427	$8.789	$8.068	$7.667	$7.501
Accumulation Unit Value at end of period	$12.754	$11.698	$9.178	$8.021	$8.152	$7.409	$5.427	$8.789	$8.068	$7.667
Number of Accumulation Units outstanding at end of period (in thousands)	133	189	313	343	327	556	571	664	663	650
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.698	$9.178	$8.021	$8.152	$7.409	$5.427	$8.789	$8.068	$7.667	$7.501
Accumulation Unit Value at end of period	$12.754	$11.698	$9.178	$8.021	$8.152	$7.409	$5.427	$8.789	$8.068	$7.667
Number of Accumulation Units outstanding at end of period (in thousands)	133	189	313	343	327	556	571	664	663	650
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.161	$7.191	$6.287	$6.393	$5.814	$4.261	$6.903	$6.340	$6.028	$5.900
Accumulation Unit Value at end of period	$9.983	$9.161	$7.191	$6.287	$6.393	$5.814	$4.261	$6.903	$6.340	$6.028
Number of Accumulation Units outstanding at end of period (in thousands)	20	20	23	47	42	45	48	51	80	128
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.500	$9.036	$7.908	$8.050	$7.327	$5.375	$8.718	$8.015	$7.628	$7.473
Accumulation Unit Value at end of period	$12.519	$11.500	$9.036	$7.908	$8.050	$7.327	$5.375	$8.718	$8.015	$7.628
Number of Accumulation Units outstanding at end of period (in thousands)	41	48	47	60	60	52	55	63	82	88
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.005	$7.079	$6.199	$6.313	$5.749	$4.22	$6.847	$6.298	$5.997	$5.879
Accumulation Unit Value at end of period	$9.798	$9.005	$7.079	$6.199	$6.313	$5.749	$4.22	$6.847	$6.298	$5.997
Number of Accumulation Units outstanding at end of period (in thousands)	123	139	138	123	83	62	42	82	89	94
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.217	$7.250	$6.351	$6.472	$5.896	$4.33	—	—	—	—
Accumulation Unit Value at end of period	$10.024	$9.217	$7.250	$6.351	$6.472	$5.896	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	117	156	139	131	81	63	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.171	$7.217	$6.326	$6.449	$5.879	$4.319	$7.016	$6.459	$6.157	$6.041
Accumulation Unit Value at end of period	$9.969	$9.171	$7.217	$6.326	$6.449	$5.879	$4.319	$7.016	$6.459	$6.157
Number of Accumulation Units outstanding at end of period (in thousands)	46	43	63	74	80	98	87	88	111	88
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.322	$16.804	$14.751	$15.061	$13.75	$10.117	—	—	—	—
Accumulation Unit Value at end of period	$23.142	$21.322	$16.804	$14.751	$15.061	$13.75	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.214	$16.735	$14.706	$15.029	$13.735	$10.116	—	—	—	—
Accumulation Unit Value at end of period	$23.002	$21.214	$16.735	$14.706	$15.029	$13.735	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	1	2	2	2	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.643	$10.509	$8.968	$9.326	$8.538	$6.844	$10.402	$9.592	$8.634	$8.184
Accumulation Unit Value at end of period	$14.890	$13.643	$10.509	$8.968	$9.326	$8.538	$6.844	$10.402	$9.592	$8.634

56

Number of Accumulation Units outstanding at end of period (in thousands)	1,570	2,083	4,546	6,136	7,490	8,615	9,459	9,208	6,654	4,443
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$13.295	$10.261	$8.775	$9.142	$8.387	$6.736	$10.259	$9.479	$8.550	$8.120
Accumulation Unit Value at end of period	$14.481	$13.295	$10.261	$8.775	$9.142	$8.387	$6.736	$10.259	$9.479	$8.550
Number of Accumulation Units outstanding at end of period (in thousands)	429	562	763	993	1,241	1,596	1,750	1,636	1,483	1,088
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.295	$10.261	$8.775	$9.142	$8.387	$6.736	$10.259	$9.479	$8.550	$8.120
Accumulation Unit Value at end of period	$14.481	$13.295	$10.261	$8.775	$9.142	$8.387	$6.736	$10.259	$9.479	$8.550
Number of Accumulation Units outstanding at end of period (in thousands)	429	562	763	993	1,241	1,596	1,750	1,636	1,483	1,088
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.204	$10.201	$8.732	$9.107	$8.363	$6.723	$10.250	$9.480	$8.559	$8.137
Accumulation Unit Value at end of period	$14.367	$13.204	$10.201	$8.732	$9.107	$8.363	$6.723	$10.250	$9.480	$8.559
Number of Accumulation Units outstanding at end of period (in thousands)	519	661	1,112	1,449	1,865	2,270	2,535	2,836	2,373	2,199
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.033	$10.074	$8.628	$9.003	$8.271	$6.653	$10.148	$9.391	$8.483	$8.068
Accumulation Unit Value at end of period	$14.174	$13.033	$10.074	$8.628	$9.003	$8.271	$6.653	$10.148	$9.391	$8.483
Number of Accumulation Units outstanding at end of period (in thousands)	389	468	642	815	1,095	1,425	1,757	2,856	3,483	4,249
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.150	$10.169	$8.714	$9.097	$8.362	$6.729	$10.270	$9.508	$8.593	$8.177
Accumulation Unit Value at end of period	$14.294	$13.150	$10.169	$8.714	$9.097	$8.362	$6.729	$10.270	$9.508	$8.593
Number of Accumulation Units outstanding at end of period (in thousands)	519	573	523	564	413	202	53	70	63	69
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$12.906	$9.990	$8.569	$8.955	$8.240	$6.637	$10.140	$9.397	$8.501	$8.098
Accumulation Unit Value at end of period	$14.014	$12.906	$9.990	$8.569	$8.955	$8.240	$6.637	$10.140	$9.397	$8.501
Number of Accumulation Units outstanding at end of period (in thousands)	1,826	2,499	3,757	4,700	6,286	7,724	8,589	9,328	9,172	6,863
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.906	$9.990	$8.569	$8.955	$8.240	$6.637	$10.140	$9.397	$8.501	$8.098
Accumulation Unit Value at end of period	$14.014	$12.906	$9.990	$8.569	$8.955	$8.240	$6.637	$10.140	$9.397	$8.501
Number of Accumulation Units outstanding at end of period (in thousands)	1,826	2,499	3,757	4,700	6,286	7,724	8,589	9,328	9,172	6,863
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.739	$9.866	$8.467	$8.853	$8.149	$6.568	$10.039	$9.308	$8.425	$8.029
Accumulation Unit Value at end of period	$13.827	$12.739	$9.866	$8.467	$8.853	$8.149	$6.568	$10.039	$9.308	$8.425
Number of Accumulation Units outstanding at end of period (in thousands)	48	63	75	79	89	102	113	97	73	96
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.686	$9.835	$8.449	$8.843	$8.148	$6.574	$10.058	$9.335	$8.458	$8.069
Accumulation Unit Value at end of period	$13.756	$12.686	$9.835	$8.449	$8.843	$8.148	$6.574	$10.058	$9.335	$8.458
Number of Accumulation Units outstanding at end of period (in thousands)	69	84	96	134	198	212	233	284	285	225
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.523	$9.713	$8.348	$8.741	$8.059	$6.505	$9.958	$9.246	$8.382	$8
Accumulation Unit Value at end of period	$13.571	$12.523	$9.713	$8.348	$8.741	$8.059	$6.505	$9.958	$9.246	$8.382
Number of Accumulation Units outstanding at end of period (in thousands)	333	388	437	577	419	171	66	105	114	128
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.729	$9.878	$8.494	$8.899	$8.208	$6.629	—	—	—	—

57

Accumulation Unit Value at end of period	$13.788	$12.729	$9.878	$8.494	$8.899	$8.208	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	868	965	861	889	644	411	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.665	$9.834	$8.46	$8.868	$8.184	$6.612	$10.132	$9.417	$8.545	$8.165
Accumulation Unit Value at end of period	$13.712	$12.665	$9.834	$8.46	$8.868	$8.184	$6.612	$10.132	$9.417	$8.545
Number of Accumulation Units outstanding at end of period (in thousands)	298	435	584	714	878	1,108	1,220	1,248	1,195	875
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.427	$15.107	$13.015	$13.663	$12.628	$10.219	—	—	—	—
Accumulation Unit Value at end of period	$21.002	$19.427	$15.107	$13.015	$13.663	$12.628	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	3	4	1	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.329	$15.045	$12.975	$13.635	$12.615	$10.218	—	—	—	—
Accumulation Unit Value at end of period	$20.874	$19.329	$15.045	$12.975	$13.635	$12.615	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	100	104	70	71	21	3	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.466	$6.252	$5.458	$5.906	$4.634	$3.324	$6.980	$6.465	$6.413	$6.326
Accumulation Unit Value at end of period	$9.060	$8.466	$6.252	$5.458	$5.906	$4.634	$3.324	$6.980	$6.465	$6.413
Number of Accumulation Units outstanding at end of period (in thousands)	825	1,119	1,482	1,894	2,527	2,332	2,420	2,647	2,782	3,117
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$8.249	$6.105	$5.340	$5.790	$4.552	$3.272	$6.884	$6.389	$6.350	$6.277
Accumulation Unit Value at end of period	$8.812	$8.249	$6.105	$5.340	$5.790	$4.552	$3.272	$6.884	$6.389	$6.350
Number of Accumulation Units outstanding at end of period (in thousands)	206	265	359	458	650	767	755	693	715	827
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$8.249	$6.105	$5.340	$5.790	$4.552	$3.272	$6.884	$6.389	$6.350	$6.277
Accumulation Unit Value at end of period	$8.812	$8.249	$6.105	$5.340	$5.790	$4.552	$3.272	$6.884	$6.389	$6.350
Number of Accumulation Units outstanding at end of period (in thousands)	206	265	359	458	650	767	755	693	715	827
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$7.528	$5.576	$4.882	$5.300	$4.170	$3.001	$6.320	$5.871	$5.841	$5.779
Accumulation Unit Value at end of period	$8.033	$7.528	$5.576	$4.882	$5.300	$4.170	$3.001	$6.320	$5.871	$5.841
Number of Accumulation Units outstanding at end of period (in thousands)	291	396	597	770	1,163	1,405	1,559	2,022	2,492	2,899
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.087	$5.994	$5.250	$5.702	$4.489	$3.232	$6.810	$6.329	$6.300	$6.237
Accumulation Unit Value at end of period	$8.625	$8.087	$5.994	$5.250	$5.702	$4.489	$3.232	$6.810	$6.329	$6.300
Number of Accumulation Units outstanding at end of period (in thousands)	409	549	673	800	1,276	1,549	1,613	2,251	3,388	4,564
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$7.478	$5.545	$4.860	$5.280	$4.159	$2.996	$6.316	$5.873	$5.849	$5.793
Accumulation Unit Value at end of period	$7.972	$7.478	$5.545	$4.860	$5.280	$4.159	$2.996	$6.316	$5.873	$5.849
Number of Accumulation Units outstanding at end of period (in thousands)	275	183	198	255	337	105	82	84	57	62
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$7.358	$5.461	$4.791	$5.211	$4.109	$2.962	$6.252	$5.819	$5.801	$5.751

58

Accumulation Unit Value at end of period	$7.836	$7.358	$5.461	$4.791	$5.211	$4.109	$2.962	$6.252	$5.819	$5.801
Number of Accumulation Units outstanding at end of period (in thousands)	607	835	1,065	1,365	4,177	3,985	2,230	2,161	2,164	2,323
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.358	$5.461	$4.791	$5.211	$4.109	$2.962	$6.252	$5.819	$5.801	$5.751
Accumulation Unit Value at end of period	$7.836	$7.358	$5.461	$4.791	$5.211	$4.109	$2.962	$6.252	$5.819	$5.801
Number of Accumulation Units outstanding at end of period (in thousands)	607	835	1,065	1,365	4,177	3,985	2,230	2,161	2,164	2,323
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.904	$5.870	$5.152	$5.607	$4.423	$3.190	$6.737	$6.274	$6.257	$6.207
Accumulation Unit Value at end of period	$8.413	$7.904	$5.870	$5.152	$5.607	$4.423	$3.190	$6.737	$6.274	$6.257
Number of Accumulation Units outstanding at end of period (in thousands)	41	45	52	77	140	177	154	169	206	223
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.233	$5.377	$4.724	$5.146	$4.063	$2.934	$6.201	$5.781	$5.771	$5.731
Accumulation Unit Value at end of period	$7.691	$7.233	$5.377	$4.724	$5.146	$4.063	$2.934	$6.201	$5.781	$5.771
Number of Accumulation Units outstanding at end of period (in thousands)	75	115	120	135	184	204	249	344	479	546
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.77	$5.779	$5.080	$5.536	$4.374	$3.16	$6.682	$6.232	$6.225	$6.184
Accumulation Unit Value at end of period	$8.258	$7.77	$5.779	$5.080	$5.536	$4.374	$3.16	$6.682	$6.232	$6.225
Number of Accumulation Units outstanding at end of period (in thousands)	240	247	243	290	340	196	161	207	239	320
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.731	$5.753	$5.06	$5.517	$4.361	$3.152	—	—	—	—
Accumulation Unit Value at end of period	$8.213	$7.731	$5.753	$5.06	$5.517	$4.361	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	398	344	341	299	430	127	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.693	$5.727	$5.04	$5.498	$4.347	$3.144	$6.655	$6.213	$6.213	$6.178
Accumulation Unit Value at end of period	$8.168	$7.693	$5.727	$5.04	$5.498	$4.347	$3.144	$6.655	$6.213	$6.213
Number of Accumulation Units outstanding at end of period (in thousands)	138	167	186	217	295	256	289	300	361	223
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.753	$18.456	$16.265	$17.77	$14.073	$10.193	—	—	—	—
Accumulation Unit Value at end of period	$26.242	$24.753	$18.456	$16.265	$17.77	$14.073	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	2	3	1	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.628	$18.381	$16.214	$17.733	$14.058	$10.192	—	—	—	—
Accumulation Unit Value at end of period	$26.083	$24.628	$18.381	$16.214	$17.733	$14.058	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	21	15	5	4	2	1	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.236	$12.388	$10.394	$11.782	$8.790	$5.479	$9.186	$9.114	$8.188	$7.913
Accumulation Unit Value at end of period	$15.715	$17.236	$12.388	$10.394	$11.782	$8.790	$5.479	$9.186	$9.114	$8.188
Number of Accumulation Units outstanding at end of period (in thousands)	1,021	1,311	2,623	3,570	4,460	5,088	6,100	6,775	5,496	3,107
With MAV 70 Death Benefit

59

Accumulation Unit Value at beginning of period	$16.796	$12.096	$10.169	$11.550	$8.634	$5.393	$9.059	$9.006	$8.108	$7.851
Accumulation Unit Value at end of period	$15.284	$16.796	$12.096	$10.169	$11.550	$8.634	$5.393	$9.059	$9.006	$8.108
Number of Accumulation Units outstanding at end of period (in thousands)	253	336	492	584	733	995	1,061	1,083	1,031	657
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.796	$12.096	$10.169	$11.550	$8.634	$5.393	$9.059	$9.006	$8.108	$7.851
Accumulation Unit Value at end of period	$15.284	$16.796	$12.096	$10.169	$11.550	$8.634	$5.393	$9.059	$9.006	$8.108
Number of Accumulation Units outstanding at end of period (in thousands)	253	336	492	584	733	995	1,061	1,083	1,031	657
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$24.941	$17.979	$15.131	$17.203	$12.873	$8.048	$13.533	$13.468	$12.136	$11.764
Accumulation Unit Value at end of period	$22.672	$24.941	$17.979	$15.131	$17.203	$12.873	$8.048	$13.533	$13.468	$12.136
Number of Accumulation Units outstanding at end of period (in thousands)	202	261	458	663	941	1,107	1,289	1,500	1,431	1,345
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.465	$11.875	$9.999	$11.374	$8.515	$5.326	$8.961	$8.922	$8.044	$7.802
Accumulation Unit Value at end of period	$14.960	$16.465	$11.875	$9.999	$11.374	$8.515	$5.326	$8.961	$8.922	$8.044
Number of Accumulation Units outstanding at end of period (in thousands)	212	388	456	586	766	942	1,028	1,829	3,085	3,504
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$24.839	$17.924	$15.099	$17.185	$12.872	$8.055	$13.559	$13.507	$12.184	$11.822
Accumulation Unit Value at end of period	$22.557	$24.839	$17.924	$15.099	$17.185	$12.872	$8.055	$13.559	$13.507	$12.184
Number of Accumulation Units outstanding at end of period (in thousands)	193	253	230	269	183	72	13	18	20	23
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$24.378	$17.608	$14.848	$16.916	$12.683	$7.945	$13.388	$13.349	$12.054	$11.708
Accumulation Unit Value at end of period	$22.116	$24.378	$17.608	$14.848	$16.916	$12.683	$7.945	$13.388	$13.349	$12.054
Number of Accumulation Units outstanding at end of period (in thousands)	729	1,039	1,490	2,484	2,991	4,336	4,908	4,348	4,978	2,902
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.378	$17.608	$14.848	$16.916	$12.683	$7.945	$13.388	$13.349	$12.054	$11.708
Accumulation Unit Value at end of period	$22.116	$24.378	$17.608	$14.848	$16.916	$12.683	$7.945	$13.388	$13.349	$12.054
Number of Accumulation Units outstanding at end of period (in thousands)	729	1,039	1,490	2,484	2,991	4,336	4,908	4,348	4,978	2,902
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.093	$11.630	$9.812	$11.184	$8.390	$5.258	$8.865	$8.844	$7.989	$7.764
Accumulation Unit Value at end of period	$14.593	$16.093	$11.630	$9.812	$11.184	$8.390	$5.258	$8.865	$8.844	$7.989
Number of Accumulation Units outstanding at end of period (in thousands)	19	33	39	48	65	75	79	68	81	91
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.964	$17.335	$14.640	$16.704	$12.543	$7.869	$13.279	$13.261	$11.992	$11.665
Accumulation Unit Value at end of period	$21.708	$23.964	$17.335	$14.640	$16.704	$12.543	$7.869	$13.279	$13.261	$11.992
Number of Accumulation Units outstanding at end of period (in thousands)	25	88	104	127	75	76	77	124	148	110
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.82	$11.45	$9.675	$11.044	$8.297	$5.208	$8.793	$8.785	$7.949	$7.736
Accumulation Unit Value at end of period	$14.324	$15.82	$11.45	$9.675	$11.044	$8.297	$5.208	$8.793	$8.785	$7.949
Number of Accumulation Units outstanding at end of period (in thousands)	234	417	417	527	330	174	79	90	108	175
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.741	$11.399	$9.636	$11.005	$8.272	$5.195	—	—	—	—
Accumulation Unit Value at end of period	$14.245	$15.741	$11.399	$9.636	$11.005	$8.272	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	653	750	695	768	525	296	—	—	—	—

60

With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.663	$11.347	$9.598	$10.967	$8.247	$5.182	$8.758	$8.759	$7.933	$7.728
Accumulation Unit Value at end of period	$14.167	$15.663	$11.347	$9.598	$10.967	$8.247	$5.182	$8.758	$8.759	$7.933
Number of Accumulation Units outstanding at end of period (in thousands)	162	251	333	428	543	656	796	931	914	531
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.012	$23.953	$20.29	$23.219	$17.487	$11.004	—	—	—	—
Accumulation Unit Value at end of period	$29.815	$33.012	$23.953	$20.29	$23.219	$17.487	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	1	2	1	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.845	$23.855	$20.227	$23.171	$17.468	$11.003	—	—	—	—
Accumulation Unit Value at end of period	$29.634	$32.845	$23.855	$20.227	$23.171	$17.468	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	39	38	27	18	12	3	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Research Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072	$10.493	$10.241	$10.012	$9.978
Accumulation Unit Value at end of period	$13.628	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072	$10.493	$10.241	$10.012
Number of Accumulation Units outstanding at end of period (in thousands)	12,140	15,143	4,148	4,231	4,694	4,163	3,277	2,215	725	99
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$12.868	$13.251	$12.581	$12.012	$11.392	$9.995	$10.434	$10.204	$9.996	$9.975
Accumulation Unit Value at end of period	$13.364	$12.868	$13.251	$12.581	$12.012	$11.392	$9.995	$10.434	$10.204	$9.996
Number of Accumulation Units outstanding at end of period (in thousands)	232	274	438	436	505	565	380	206	132	31
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$12.868	$13.251	$12.581	$12.012	$11.392	$9.995	$10.434	$10.204	$9.996	$9.975
Accumulation Unit Value at end of period	$13.364	$12.868	$13.251	$12.581	$12.012	$11.392	$9.995	$10.434	$10.204	$9.996
Number of Accumulation Units outstanding at end of period (in thousands)	232	274	438	436	505	565	380	206	132	31
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.755	$13.148	$12.495	$11.942	$11.337	$9.957	$10.404	$10.186	$9.988	$9.973
Accumulation Unit Value at end of period	$13.233	$12.755	$13.148	$12.495	$11.942	$11.337	$9.957	$10.404	$10.186	$9.988
Number of Accumulation Units outstanding at end of period (in thousands)	2,777	3,112	748	898	993	846	606	450	126	41
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.699	$13.097	$12.453	$11.907	$11.310	$9.938	$10.390	$10.177	$9.983	$9.972
Accumulation Unit Value at end of period	$13.168	$12.699	$13.097	$12.453	$11.907	$11.310	$9.938	$10.390	$10.177	$9.983
Number of Accumulation Units outstanding at end of period (in thousands)	374	456	603	688	651	716	529	759	351	212
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$12.643	$13.046	$12.411	$11.873	$11.282	$9.919	$10.375	$10.167	$9.979	$9.972
Accumulation Unit Value at end of period	$13.104	$12.643	$13.046	$12.411	$11.873	$11.282	$9.919	$10.375	$10.167	$9.979
Number of Accumulation Units outstanding at end of period (in thousands)	336	371	450	354	324	168	1	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$12.532	$12.944	$12.326	$11.804	$11.228	$9.881	$10.346	$10.149	$9.971	$9.970
Accumulation Unit Value at end of period	$12.976	$12.532	$12.944	$12.326	$11.804	$11.228	$9.881	$10.346	$10.149	$9.971
Number of Accumulation Units outstanding at end of period (in thousands)	1,231	1,507	2,821	3,141	4,933	5,157	2,266	1,503	738	188

61

With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.532	$12.944	$12.326	$11.804	$11.228	$9.881	$10.346	$10.149	$9.971	$9.970
Accumulation Unit Value at end of period	$12.976	$12.532	$12.944	$12.326	$11.804	$11.228	$9.881	$10.346	$10.149	$9.971
Number of Accumulation Units outstanding at end of period (in thousands)	1,231	1,507	2,821	3,141	4,933	5,157	2,266	1,503	738	188
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.477	$12.894	$12.284	$11.770	$11.201	$9.863	$10.331	$10.140	$9.967	$9.969
Accumulation Unit Value at end of period	$12.912	$12.477	$12.894	$12.284	$11.770	$11.201	$9.863	$10.331	$10.140	$9.967
Number of Accumulation Units outstanding at end of period (in thousands)	39	48	74	85	84	76	64	40	21	12
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.367	$12.794	$12.201	$11.702	$11.148	$9.825	$10.302	$10.121	$9.959	$9.968
Accumulation Unit Value at end of period	$12.786	$12.367	$12.794	$12.201	$11.702	$11.148	$9.825	$10.302	$10.121	$9.959
Number of Accumulation Units outstanding at end of period (in thousands)	33	48	87	61	111	139	88	65	19	1
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.313	$12.744	$12.159	$11.668	$11.121	$9.806	$10.288	$10.112	$9.955	$9.967
Accumulation Unit Value at end of period	$12.724	$12.313	$12.744	$12.159	$11.668	$11.121	$9.806	$10.288	$10.112	$9.955
Number of Accumulation Units outstanding at end of period (in thousands)	291	255	265	282	211	67	13	3	7	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.259	$12.694	$12.118	$11.634	$11.094	$9.788	—	—	—	—
Accumulation Unit Value at end of period	$12.662	$12.259	$12.694	$12.118	$11.634	$11.094	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	609	620	643	590	323	139	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.205	$12.645	$12.077	$11.600	$11.067	$9.769	$10.259	$10.094	$9.947	$9.966
Accumulation Unit Value at end of period	$12.6	$12.205	$12.645	$12.077	$11.600	$11.067	$9.769	$10.259	$10.094	$9.947
Number of Accumulation Units outstanding at end of period (in thousands)	142	159	259	268	329	303	213	114	47	6
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.751	$13.231	$12.656	$12.174	$11.632	$10.283	—	—	—	—
Accumulation Unit Value at end of period	$13.144	$12.751	$13.231	$12.656	$12.174	$11.632	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	4	2	6	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.687	$13.177	$12.616	$12.149	$11.620	$10.282	—	—	—	—
Accumulation Unit Value at end of period	$13.064	$12.687	$13.177	$12.616	$12.149	$11.620	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	72	74	64	66	44	2	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Research International Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.278	$13.064	$11.387	$12.996	$11.929	$9.272	$16.373	$14.761	$11.957	$10.019
Accumulation Unit Value at end of period	$13.988	$15.278	$13.064	$11.387	$12.996	$11.929	$9.272	$16.373	$14.761	$11.957
Number of Accumulation Units outstanding at end of period (in thousands)	295	327	903	1,181	1,228	1,382	1,468	802	288	14
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$15.015	$12.865	$11.236	$12.849	$11.818	$9.204	$16.286	$14.711	$11.941	$10.018
Accumulation Unit Value at end of period	$13.720	$15.015	$12.865	$11.236	$12.849	$11.818	$9.204	$16.286	$14.711	$11.941

62

Number of Accumulation Units outstanding at end of period (in thousands)	48	58	81	104	104	126	123	75	31	5
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.015	$12.865	$11.236	$12.849	$11.818	$9.204	$16.286	$14.711	$11.941	$10.018
Accumulation Unit Value at end of period	$13.720	$15.015	$12.865	$11.236	$12.849	$11.818	$9.204	$16.286	$14.711	$11.941
Number of Accumulation Units outstanding at end of period (in thousands)	48	58	81	104	104	126	123	75	31	5
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.885	$12.767	$11.161	$12.776	$11.763	$9.171	$16.242	$14.687	$11.933	$10.018
Accumulation Unit Value at end of period	$13.588	$14.885	$12.767	$11.161	$12.776	$11.763	$9.171	$16.242	$14.687	$11.933
Number of Accumulation Units outstanding at end of period (in thousands)	59	66	145	186	237	265	321	282	163	5
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.821	$12.718	$11.124	$12.740	$11.735	$9.154	$16.220	$14.674	$11.929	$10.018
Accumulation Unit Value at end of period	$13.522	$14.821	$12.718	$11.124	$12.740	$11.735	$9.154	$16.220	$14.674	$11.929
Number of Accumulation Units outstanding at end of period (in thousands)	36	32	39	52	82	122	159	246	93	47
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.757	$12.669	$11.087	$12.704	$11.708	$9.137	$16.199	$14.662	$11.925	$10.018
Accumulation Unit Value at end of period	$13.457	$14.757	$12.669	$11.087	$12.704	$11.708	$9.137	$16.199	$14.662	$11.925
Number of Accumulation Units outstanding at end of period (in thousands)	51	51	35	34	20	10	2	3	3	2
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.629	$12.572	$11.013	$12.632	$11.653	$9.104	$16.156	$14.638	$11.917	$10.018
Accumulation Unit Value at end of period	$13.327	$14.629	$12.572	$11.013	$12.632	$11.653	$9.104	$16.156	$14.638	$11.917
Number of Accumulation Units outstanding at end of period (in thousands)	255	250	352	465	585	707	840	627	303	30
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.629	$12.572	$11.013	$12.632	$11.653	$9.104	$16.156	$14.638	$11.917	$10.018
Accumulation Unit Value at end of period	$13.327	$14.629	$12.572	$11.013	$12.632	$11.653	$9.104	$16.156	$14.638	$11.917
Number of Accumulation Units outstanding at end of period (in thousands)	255	250	352	465	585	707	840	627	303	30
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.566	$12.524	$10.976	$12.596	$11.626	$9.087	$16.134	$14.625	$11.913	$10.018
Accumulation Unit Value at end of period	$13.263	$14.566	$12.524	$10.976	$12.596	$11.626	$9.087	$16.134	$14.625	$11.913
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	9	10	10	14	18	12	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.440	$12.428	$10.903	$12.525	$11.572	$9.054	$16.091	$14.601	$11.905	$10.018
Accumulation Unit Value at end of period	$13.135	$14.440	$12.428	$10.903	$12.525	$11.572	$9.054	$16.091	$14.601	$11.905
Number of Accumulation Units outstanding at end of period (in thousands)	8	7	5	9	21	27	25	20	5	—
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.378	$12.381	$10.867	$12.49	$11.545	$9.037	$16.069	$14.589	$11.901	$10.018
Accumulation Unit Value at end of period	$13.072	$14.378	$12.381	$10.867	$12.49	$11.545	$9.037	$16.069	$14.589	$11.901
Number of Accumulation Units outstanding at end of period (in thousands)	51	50	45	45	35	7	—	1	1	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.316	$12.333	$10.83	$12.454	$11.518	$9.02	—	—	—	—
Accumulation Unit Value at end of period	$13.009	$14.316	$12.333	$10.83	$12.454	$11.518	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	90	73	60	66	45	30	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.254	$12.286	$10.794	$12.419	$11.491	$9.004	$16.027	$14.564	$11.893	$10.018

63

Accumulation Unit Value at end of period	$12.946	$14.254	$12.286	$10.794	$12.419	$11.491	$9.004	$16.027	$14.564	$11.893
Number of Accumulation Units outstanding at end of period (in thousands)	38	53	67	76	80	93	101	44	20	5
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.93	$14.614	$12.859	$14.817	$13.731	$10.775	—	—	—	—
Accumulation Unit Value at end of period	$15.353	$16.93	$14.614	$12.859	$14.817	$13.731	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.843	$14.555	$12.82	$14.786	$13.716	$10.774	—	—	—	—
Accumulation Unit Value at end of period	$15.26	$16.843	$14.555	$12.82	$14.786	$13.716	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	25	26	19	17	4	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.257	$13.269	$11.508	$11.759	$10.320	$8.041	$12.797	$11.498	$10.586	$9.467
Accumulation Unit Value at end of period	$18.697	$17.257	$13.269	$11.508	$11.759	$10.320	$8.041	$12.797	$11.498	$10.586
Number of Accumulation Units outstanding at end of period (in thousands)	154	174	331	297	247	301	238	180	79	17
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$16.955	$13.062	$11.352	$11.622	$10.220	$7.979	$12.724	$11.456	$10.568	$9.463
Accumulation Unit Value at end of period	$18.333	$16.955	$13.062	$11.352	$11.622	$10.220	$7.979	$12.724	$11.456	$10.568
Number of Accumulation Units outstanding at end of period (in thousands)	20	32	30	29	31	43	34	31	35	3
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.955	$13.062	$11.352	$11.622	$10.220	$7.979	$12.724	$11.456	$10.568	$9.463
Accumulation Unit Value at end of period	$18.333	$16.955	$13.062	$11.352	$11.622	$10.220	$7.979	$12.724	$11.456	$10.568
Number of Accumulation Units outstanding at end of period (in thousands)	20	32	30	29	31	43	34	31	35	3
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.805	$12.960	$11.275	$11.555	$10.171	$7.949	$12.688	$11.435	$10.559	$9.462
Accumulation Unit Value at end of period	$18.153	$16.805	$12.960	$11.275	$11.555	$10.171	$7.949	$12.688	$11.435	$10.559
Number of Accumulation Units outstanding at end of period (in thousands)	57	49	55	88	66	90	81	78	40	20
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.731	$12.910	$11.236	$11.521	$10.146	$7.933	$12.670	$11.424	$10.555	$9.461
Accumulation Unit Value at end of period	$18.064	$16.731	$12.910	$11.236	$11.521	$10.146	$7.933	$12.670	$11.424	$10.555
Number of Accumulation Units outstanding at end of period (in thousands)	91	18	52	31	43	45	26	38	14	14
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.657	$12.859	$11.198	$11.487	$10.122	$7.918	$12.652	$11.414	$10.551	$9.460
Accumulation Unit Value at end of period	$17.975	$16.657	$12.859	$11.198	$11.487	$10.122	$7.918	$12.652	$11.414	$10.551
Number of Accumulation Units outstanding at end of period (in thousands)	33	75	48	21	13	1	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.511	$12.759	$11.121	$11.420	$10.073	$7.888	$12.616	$11.393	$10.542	$9.459
Accumulation Unit Value at end of period	$17.799	$16.511	$12.759	$11.121	$11.420	$10.073	$7.888	$12.616	$11.393	$10.542
Number of Accumulation Units outstanding at end of period (in thousands)	141	167	225	205	205	267	181	1,104	404	28
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.511	$12.759	$11.121	$11.420	$10.073	$7.888	$12.616	$11.393	$10.542	$9.459

64

Accumulation Unit Value at end of period	$17.799	$16.511	$12.759	$11.121	$11.420	$10.073	$7.888	$12.616	$11.393	$10.542
Number of Accumulation Units outstanding at end of period (in thousands)	141	167	225	205	205	267	181	1,104	404	28
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.438	$12.709	$11.083	$11.387	$10.049	$7.873	$12.599	$11.382	$10.537	$9.458
Accumulation Unit Value at end of period	$17.712	$16.438	$12.709	$11.083	$11.387	$10.049	$7.873	$12.599	$11.382	$10.537
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	8	7	9	10	10	10	9	1
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.293	$12.610	$11.008	$11.321	$10.000	$7.843	$12.563	$11.361	$10.528	$9.456
Accumulation Unit Value at end of period	$17.539	$16.293	$12.610	$11.008	$11.321	$10.000	$7.843	$12.563	$11.361	$10.528
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	2	1	—	1	1	1	—	—
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.221	$12.56	$10.970	$11.288	$9.976	$7.827	$12.545	$11.351	$10.524	$9.455
Accumulation Unit Value at end of period	$17.452	$16.221	$12.56	$10.970	$11.288	$9.976	$7.827	$12.545	$11.351	$10.524
Number of Accumulation Units outstanding at end of period (in thousands)	58	36	28	16	12	3	1	1	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.15	$12.511	$10.933	$11.255	$9.952	$7.812	—	—	—	—
Accumulation Unit Value at end of period	$17.367	$16.15	$12.511	$10.933	$11.255	$9.952	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	97	46	42	19	8	1	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.079	$12.462	$10.896	$11.222	$9.928	$7.797	$12.51	$11.33	$10.515	$9.454
Accumulation Unit Value at end of period	$17.282	$16.079	$12.462	$10.896	$11.222	$9.928	$7.797	$12.51	$11.33	$10.515
Number of Accumulation Units outstanding at end of period (in thousands)	28	24	43	30	25	29	28	29	19	8
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.934	$16.249	$14.228	$14.677	$13.003	$10.228	—	—	—	—
Accumulation Unit Value at end of period	$22.466	$20.934	$16.249	$14.228	$14.677	$13.003	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.827	$16.183	$14.184	$14.646	$12.989	$10.227	—	—	—	—
Accumulation Unit Value at end of period	$22.33	$20.827	$16.183	$14.184	$14.646	$12.989	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	2	1	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.920	$14.457	$13.217	$13.210	$12.222	$10.533	$13.759	$13.429	$12.207	$12.076
Accumulation Unit Value at end of period	$18.049	$16.920	$14.457	$13.217	$13.210	$12.222	$10.533	$13.759	$13.429	$12.207
Number of Accumulation Units outstanding at end of period (in thousands)	3,750	4,700	9,364	11,381	13,818	15,685	17,271	19,439	15,381	12,403
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$16.489	$14.116	$12.931	$12.950	$12.006	$10.367	$13.570	$13.271	$12.087	$11.981
Accumulation Unit Value at end of period	$17.553	$16.489	$14.116	$12.931	$12.950	$12.006	$10.367	$13.570	$13.271	$12.087
Number of Accumulation Units outstanding at end of period (in thousands)	1,051	1,351	1,718	2,186	2,779	3,437	3,655	3,447	2,986	2,581
With The Hartford's Principal First Preferred

65

Accumulation Unit Value at beginning of period	$16.489	$14.116	$12.931	$12.950	$12.006	$10.367	$13.570	$13.271	$12.087	$11.981
Accumulation Unit Value at end of period	$17.553	$16.489	$14.116	$12.931	$12.950	$12.006	$10.367	$13.570	$13.271	$12.087
Number of Accumulation Units outstanding at end of period (in thousands)	1,051	1,351	1,718	2,186	2,779	3,437	3,655	3,447	2,986	2,581
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.106	$14.660	$13.443	$13.476	$12.506	$10.810	$14.163	$13.864	$12.641	$12.543
Accumulation Unit Value at end of period	$18.193	$17.106	$14.660	$13.443	$13.476	$12.506	$10.810	$14.163	$13.864	$12.641
Number of Accumulation Units outstanding at end of period (in thousands)	1,032	1,292	2,110	2,817	3,470	4,266	4,892	6,550	7,050	7,525
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.164	$13.859	$12.715	$12.753	$11.841	$10.240	$13.423	$13.147	$11.993	$11.905
Accumulation Unit Value at end of period	$17.182	$16.164	$13.859	$12.715	$12.753	$11.841	$10.240	$13.423	$13.147	$11.993
Number of Accumulation Units outstanding at end of period (in thousands)	1,383	1,683	2,248	2,684	3,438	4,306	5,161	8,555	11,680	15,181
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.037	$14.614	$13.415	$13.461	$12.505	$10.819	$14.190	$13.905	$12.690	$12.604
Accumulation Unit Value at end of period	$18.100	$17.037	$14.614	$13.415	$13.461	$12.505	$10.819	$14.190	$13.905	$12.690
Number of Accumulation Units outstanding at end of period (in thousands)	972	1,058	934	956	672	317	177	204	142	171
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.720	$14.357	$13.192	$13.251	$12.322	$10.672	$14.010	$13.742	$12.555	$12.482
Accumulation Unit Value at end of period	$17.747	$16.720	$14.357	$13.192	$13.251	$12.322	$10.672	$14.010	$13.742	$12.555
Number of Accumulation Units outstanding at end of period (in thousands)	2,979	4,116	5,741	7,340	9,666	12,094	13,805	15,380	14,193	11,533
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.720	$14.357	$13.192	$13.251	$12.322	$10.672	$14.010	$13.742	$12.555	$12.482
Accumulation Unit Value at end of period	$17.747	$16.720	$14.357	$13.192	$13.251	$12.322	$10.672	$14.010	$13.742	$12.555
Number of Accumulation Units outstanding at end of period (in thousands)	2,979	4,116	5,741	7,340	9,666	12,094	13,805	15,380	14,193	11,533
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.799	$13.574	$12.478	$12.540	$11.666	$10.109	$13.278	$13.031	$11.911	$11.848
Accumulation Unit Value at end of period	$16.761	$15.799	$13.574	$12.478	$12.540	$11.666	$10.109	$13.278	$13.031	$11.911
Number of Accumulation Units outstanding at end of period (in thousands)	115	137	189	211	268	285	327	394	448	497
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.436	$14.135	$13.007	$13.084	$12.185	$10.569	$13.897	$13.652	$12.491	$12.437
Accumulation Unit Value at end of period	$17.419	$16.436	$14.135	$13.007	$13.084	$12.185	$10.569	$13.897	$13.652	$12.491
Number of Accumulation Units outstanding at end of period (in thousands)	134	203	262	316	384	447	496	689	861	984
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.531	$13.363	$12.303	$12.382	$11.537	$10.012	$13.171	$12.945	$11.85	$11.805
Accumulation Unit Value at end of period	$16.451	$15.531	$13.363	$12.303	$12.382	$11.537	$10.012	$13.171	$12.945	$11.85
Number of Accumulation Units outstanding at end of period (in thousands)	999	1,058	848	1,014	818	421	199	268	315	404
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.472	$14.180	$13.061	$13.152	$12.261	$10.646	—	—	—	—
Accumulation Unit Value at end of period	$17.44	$16.472	$14.180	$13.061	$13.152	$12.261	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	1,693	1,670	1,244	1,193	1,006	578	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.39	$14.116	$13.009	$13.106	$12.224	$10.619	$13.983	$13.757	$12.606	$12.571
Accumulation Unit Value at end of period	$17.344	$16.39	$14.116	$13.009	$13.106	$12.224	$10.619	$13.983	$13.757	$12.606
Number of Accumulation Units outstanding at end of period (in thousands)	469	553	696	904	1,083	1,262	1,478	1,661	1,574	1,390

66

With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.771	$13.604	$12.556	$12.669	$11.833	$10.295	—	—	—	—
Accumulation Unit Value at end of period	$16.664	$15.771	$13.604	$12.556	$12.669	$11.833	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	22	19	11	10	9	2	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.691	$13.548	$12.517	$12.642	$11.821	$10.294	—	—	—	—
Accumulation Unit Value at end of period	$16.563	$15.691	$13.548	$12.517	$12.642	$11.821	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	226	203	159	153	83	35	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115	$18.279	$17.230	$14.503	$13.831
Accumulation Unit Value at end of period	$26.065	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115	$18.279	$17.230	$14.503
Number of Accumulation Units outstanding at end of period (in thousands)	1,503	1,957	2,208	2,873	3,287	3,540	3,816	3,134	1,544	726
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$23.484	$17.613	$15.440	$15.784	$14.423	$11.979	$18.110	$17.104	$14.426	$13.784
Accumulation Unit Value at end of period	$25.463	$23.484	$17.613	$15.440	$15.784	$14.423	$11.979	$18.110	$17.104	$14.426
Number of Accumulation Units outstanding at end of period (in thousands)	125	173	254	342	414	511	525	418	302	131
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$23.484	$17.613	$15.440	$15.784	$14.423	$11.979	$18.110	$17.104	$14.426	$13.784
Accumulation Unit Value at end of period	$25.463	$23.484	$17.613	$15.440	$15.784	$14.423	$11.979	$18.110	$17.104	$14.426
Number of Accumulation Units outstanding at end of period (in thousands)	125	173	254	342	414	511	525	418	302	131
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$23.234	$17.443	$15.307	$15.663	$14.327	$11.911	$18.025	$17.042	$14.387	$13.761
Accumulation Unit Value at end of period	$25.168	$23.234	$17.443	$15.307	$15.663	$14.327	$11.911	$18.025	$17.042	$14.387
Number of Accumulation Units outstanding at end of period (in thousands)	399	485	519	662	781	925	1,044	1,136	790	542
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.111	$17.359	$15.240	$15.604	$14.279	$11.877	$17.983	$17.010	$14.368	$13.750
Accumulation Unit Value at end of period	$25.021	$23.111	$17.359	$15.240	$15.604	$14.279	$11.877	$17.983	$17.010	$14.368
Number of Accumulation Units outstanding at end of period (in thousands)	182	233	297	357	457	553	681	978	1,119	868
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.988	$17.276	$15.175	$15.544	$14.232	$11.844	$17.941	$16.979	$14.349	$13.738
Accumulation Unit Value at end of period	$24.876	$22.988	$17.276	$15.175	$15.544	$14.232	$11.844	$17.941	$16.979	$14.349
Number of Accumulation Units outstanding at end of period (in thousands)	187	276	174	161	151	59	3	18	10	5
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.744	$17.109	$15.043	$15.425	$14.137	$11.777	$17.858	$16.917	$14.311	$13.716
Accumulation Unit Value at end of period	$24.587	$22.744	$17.109	$15.043	$15.425	$14.137	$11.777	$17.858	$16.917	$14.311
Number of Accumulation Units outstanding at end of period (in thousands)	702	982	1,290	1,637	2,099	2,469	2,553	2,298	1,732	840
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.744	$17.109	$15.043	$15.425	$14.137	$11.777	$17.858	$16.917	$14.311	$13.716
Accumulation Unit Value at end of period	$24.587	$22.744	$17.109	$15.043	$15.425	$14.137	$11.777	$17.858	$16.917	$14.311
Number of Accumulation Units outstanding at end of period (in thousands)	702	982	1,290	1,637	2,099	2,469	2,553	2,298	1,732	840

67

With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.623	$17.027	$14.978	$15.366	$14.090	$11.743	$17.816	$16.886	$14.292	$13.704
Accumulation Unit Value at end of period	$24.444	$22.623	$17.027	$14.978	$15.366	$14.090	$11.743	$17.816	$16.886	$14.292
Number of Accumulation Units outstanding at end of period (in thousands)	19	34	38	50	77	90	90	73	66	35
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.383	$16.863	$14.849	$15.249	$13.997	$11.677	$17.733	$16.824	$14.254	$13.681
Accumulation Unit Value at end of period	$24.161	$22.383	$16.863	$14.849	$15.249	$13.997	$11.677	$17.733	$16.824	$14.254
Number of Accumulation Units outstanding at end of period (in thousands)	36	43	44	56	75	94	83	100	93	100
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.264	$16.782	$14.785	$15.19	$13.95	$11.644	$17.692	$16.793	$14.235	$13.67
Accumulation Unit Value at end of period	$24.02	$22.264	$16.782	$14.785	$15.19	$13.95	$11.644	$17.692	$16.793	$14.235
Number of Accumulation Units outstanding at end of period (in thousands)	197	203	169	166	125	66	13	10	17	17
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.152	$16.706	$14.726	$15.137	$13.908	$11.615	—	—	—	—
Accumulation Unit Value at end of period	$23.888	$22.152	$16.706	$14.726	$15.137	$13.908	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	427	469	341	312	209	120	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.042	$16.631	$14.667	$15.084	$13.866	$11.586	$17.621	$16.743	$14.206	$13.656
Accumulation Unit Value at end of period	$23.757	$22.042	$16.631	$14.667	$15.084	$13.866	$11.586	$17.621	$16.743	$14.206
Number of Accumulation Units outstanding at end of period (in thousands)	109	159	203	248	275	318	305	235	172	103
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.598	$14.809	$13.08	$13.472	$12.403	$10.379	—	—	—	—
Accumulation Unit Value at end of period	$21.091	$19.598	$14.809	$13.08	$13.472	$12.403	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	5	3	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.498	$14.749	$13.039	$13.444	$12.389	$10.378	—	—	—	—
Accumulation Unit Value at end of period	$20.963	$19.498	$14.749	$13.039	$13.444	$12.389	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	60	67	37	40	18	3	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380	$30.872	$24.326	$19.265	$15.338
Accumulation Unit Value at end of period	$23.139	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380	$30.872	$24.326	$19.265
Number of Accumulation Units outstanding at end of period (in thousands)	388	480	892	1,142	1,487	1,659	1,477	1,760	1,331	890
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$24.954	$25.621	$23.026	$27.830	$24.071	$14.154	$30.448	$24.040	$19.076	$15.218
Accumulation Unit Value at end of period	$22.504	$24.954	$25.621	$23.026	$27.830	$24.071	$14.154	$30.448	$24.040	$19.076
Number of Accumulation Units outstanding at end of period (in thousands)	100	121	181	218	275	320	284	310	253	183
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$24.954	$25.621	$23.026	$27.830	$24.071	$14.154	$30.448	$24.040	$19.076	$15.218
Accumulation Unit Value at end of period	$22.504	$24.954	$25.621	$23.026	$27.830	$24.071	$14.154	$30.448	$24.040	$19.076

68

Number of Accumulation Units outstanding at end of period (in thousands)	100	121	181	218	275	320	284	310	253	183
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.357	$20.922	$18.822	$22.771	$19.716	$11.605	$24.989	$19.749	$15.687	$12.527
Accumulation Unit Value at end of period	$18.340	$20.357	$20.922	$18.822	$22.771	$19.716	$11.605	$24.989	$19.749	$15.687
Number of Accumulation Units outstanding at end of period (in thousands)	133	155	261	333	511	704	635	822	812	755
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.463	$25.155	$22.641	$27.406	$23.740	$13.980	$30.119	$23.815	$18.927	$15.121
Accumulation Unit Value at end of period	$22.028	$24.463	$25.155	$22.641	$27.406	$23.740	$13.980	$30.119	$23.815	$18.927
Number of Accumulation Units outstanding at end of period (in thousands)	98	115	140	169	309	402	361	685	958	1,013
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.274	$20.858	$18.783	$22.747	$19.714	$11.615	$25.037	$19.807	$15.749	$12.589
Accumulation Unit Value at end of period	$18.247	$20.274	$20.858	$18.783	$22.747	$19.714	$11.615	$25.037	$19.807	$15.749
Number of Accumulation Units outstanding at end of period (in thousands)	87	96	93	126	113	61	35	50	61	85
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.898	$20.491	$18.471	$22.391	$19.425	$11.457	$24.719	$19.575	$15.580	$12.466
Accumulation Unit Value at end of period	$17.890	$19.898	$20.491	$18.471	$22.391	$19.425	$11.457	$24.719	$19.575	$15.580
Number of Accumulation Units outstanding at end of period (in thousands)	408	518	791	982	1,544	1,910	1,507	1,891	1,641	1,242
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.898	$20.491	$18.471	$22.391	$19.425	$11.457	$24.719	$19.575	$15.580	$12.466
Accumulation Unit Value at end of period	$17.890	$19.898	$20.491	$18.471	$22.391	$19.425	$11.457	$24.719	$19.575	$15.580
Number of Accumulation Units outstanding at end of period (in thousands)	408	518	791	982	1,544	1,910	1,507	1,891	1,641	1,242
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.911	$24.636	$22.219	$26.948	$23.390	$13.802	$29.794	$23.606	$18.798	$15.048
Accumulation Unit Value at end of period	$21.488	$23.911	$24.636	$22.219	$26.948	$23.390	$13.802	$29.794	$23.606	$18.798
Number of Accumulation Units outstanding at end of period (in thousands)	15	17	12	13	21	20	27	29	27	36
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.560	$20.173	$18.212	$22.110	$19.210	$11.347	$24.519	$19.446	$15.501	$12.421
Accumulation Unit Value at end of period	$17.560	$19.560	$20.173	$18.212	$22.110	$19.210	$11.347	$24.519	$19.446	$15.501
Number of Accumulation Units outstanding at end of period (in thousands)	23	29	35	42	73	106	84	129	140	110
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.505	$24.254	$21.907	$26.61	$23.131	$13.67	$29.553	$23.45	$18.702	$14.994
Accumulation Unit Value at end of period	$21.091	$23.505	$24.254	$21.907	$26.61	$23.131	$13.67	$29.553	$23.45	$18.702
Number of Accumulation Units outstanding at end of period (in thousands)	60	87	100	126	161	55	7	17	21	32
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.733	$21.405	$19.343	$23.507	$20.444	$12.088	—	—	—	—
Accumulation Unit Value at end of period	$18.595	$20.733	$21.405	$19.343	$23.507	$20.444	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	239	262	267	245	258	120	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.63	$21.309	$19.266	$23.425	$20.383	$12.058	$26.095	$20.726	$16.546	$13.279
Accumulation Unit Value at end of period	$18.493	$20.63	$21.309	$19.266	$23.425	$20.383	$12.058	$26.095	$20.726	$16.546
Number of Accumulation Units outstanding at end of period (in thousands)	36	54	82	94	141	180	150	146	122	100
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)

69

Accumulation Unit Value at beginning of period	$17.661	$18.27	$16.543	$20.145	$17.555	$10.4	—	—	—	—
Accumulation Unit Value at end of period	$15.808	$17.661	$18.27	$16.543	$20.145	$17.555	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	2	3	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.571	$18.195	$16.492	$20.103	$17.536	$10.399	—	—	—	—
Accumulation Unit Value at end of period	$15.712	$17.571	$18.195	$16.492	$20.103	$17.536	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	27	22	17	20	8	6	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703	$14.848	$13.081	$10.956	$10.115
Accumulation Unit Value at end of period	$13.482	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703	$14.848	$13.081	$10.956
Number of Accumulation Units outstanding at end of period (in thousands)	2,938	3,331	3,838	4,648	5,670	6,253	7,468	8,394	7,550	5,638
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$15.037	$12.463	$10.743	$12.252	$11.519	$8.566	$14.644	$12.927	$10.848	$10.036
Accumulation Unit Value at end of period	$13.112	$15.037	$12.463	$10.743	$12.252	$11.519	$8.566	$14.644	$12.927	$10.848
Number of Accumulation Units outstanding at end of period (in thousands)	407	483	666	832	1,036	1,383	1,539	1,483	1,433	1,057
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.037	$12.463	$10.743	$12.252	$11.519	$8.566	$14.644	$12.927	$10.848	$10.036
Accumulation Unit Value at end of period	$13.112	$15.037	$12.463	$10.743	$12.252	$11.519	$8.566	$14.644	$12.927	$10.848
Number of Accumulation Units outstanding at end of period (in thousands)	407	483	666	832	1,036	1,383	1,539	1,483	1,433	1,057
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.420	$12.793	$11.039	$12.602	$11.860	$8.829	$15.108	$13.349	$11.214	$10.385
Accumulation Unit Value at end of period	$13.432	$15.420	$12.793	$11.039	$12.602	$11.860	$8.829	$15.108	$13.349	$11.214
Number of Accumulation Units outstanding at end of period (in thousands)	782	856	1,023	1,284	1,635	1,991	2,324	2,881	2,789	2,559
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.741	$12.236	$10.563	$12.065	$11.360	$8.461	$14.486	$12.806	$10.763	$9.972
Accumulation Unit Value at end of period	$12.834	$14.741	$12.236	$10.563	$12.065	$11.360	$8.461	$14.486	$12.806	$10.763
Number of Accumulation Units outstanding at end of period (in thousands)	421	531	685	895	1,237	1,698	2,072	3,745	5,494	6,511
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.358	$12.754	$11.016	$12.589	$11.859	$8.837	$15.137	$13.388	$11.258	$10.436
Accumulation Unit Value at end of period	$13.364	$15.358	$12.754	$11.016	$12.589	$11.859	$8.837	$15.137	$13.388	$11.258
Number of Accumulation Units outstanding at end of period (in thousands)	618	652	598	654	427	201	41	61	87	77
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.072	$12.529	$10.833	$12.392	$11.685	$8.716	$14.945	$13.232	$11.138	$10.335
Accumulation Unit Value at end of period	$13.103	$15.072	$12.529	$10.833	$12.392	$11.685	$8.716	$14.945	$13.232	$11.138
Number of Accumulation Units outstanding at end of period (in thousands)	1,917	2,464	3,589	4,603	6,020	7,537	9,161	10,339	10,813	9,246
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.072	$12.529	$10.833	$12.392	$11.685	$8.716	$14.945	$13.232	$11.138	$10.335
Accumulation Unit Value at end of period	$13.103	$15.072	$12.529	$10.833	$12.392	$11.685	$8.716	$14.945	$13.232	$11.138
Number of Accumulation Units outstanding at end of period (in thousands)	1,917	2,464	3,589	4,603	6,020	7,537	9,161	10,339	10,813	9,246
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)

70

Accumulation Unit Value at beginning of period	$14.408	$11.983	$10.366	$11.864	$11.193	$8.353	$14.330	$12.694	$10.690	$9.924
Accumulation Unit Value at end of period	$12.520	$14.408	$11.983	$10.366	$11.864	$11.193	$8.353	$14.330	$12.694	$10.690
Number of Accumulation Units outstanding at end of period (in thousands)	13	22	46	57	67	79	90	90	116	150
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.816	$12.335	$10.681	$12.236	$11.556	$8.633	$14.824	$13.145	$11.081	$10.297
Accumulation Unit Value at end of period	$12.861	$14.816	$12.335	$10.681	$12.236	$11.556	$8.633	$14.824	$13.145	$11.081
Number of Accumulation Units outstanding at end of period (in thousands)	63	75	101	123	144	217	210	371	446	423
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.164	$11.798	$10.221	$11.715	$11.069	$8.273	$14.214	$12.61	$10.635	$9.888
Accumulation Unit Value at end of period	$12.288	$14.164	$11.798	$10.221	$11.715	$11.069	$8.273	$14.214	$12.61	$10.635
Number of Accumulation Units outstanding at end of period (in thousands)	414	483	568	690	498	245	103	140	198	206
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.093	$11.745	$10.18	$11.674	$11.036	$8.252	—	—	—	—
Accumulation Unit Value at end of period	$12.221	$14.093	$11.745	$10.18	$11.674	$11.036	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	1,285	1,344	1,080	1,095	831	539	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.023	$11.692	$10.139	$11.633	$11.003	$8.232	$14.157	$12.572	$10.614	$9.878
Accumulation Unit Value at end of period	$12.154	$14.023	$11.692	$10.139	$11.633	$11.003	$8.232	$14.157	$12.572	$10.614
Number of Accumulation Units outstanding at end of period (in thousands)	326	415	619	770	955	1,196	1,395	1,632	1,679	1,399
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.092	$15.107	$13.121	$15.077	$14.281	$10.701	—	—	—	—
Accumulation Unit Value at end of period	$15.657	$18.092	$15.107	$13.121	$15.077	$14.281	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	5	3	2	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18	$15.046	$13.08	$15.045	$14.265	$10.7	—	—	—	—
Accumulation Unit Value at end of period	$15.562	$18	$15.046	$13.08	$15.045	$14.265	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	113	104	68	66	30	5	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.836	$13.090	$10.997	$12.025	$11.389	$8.836	$15.583	$15.486	$12.932	$12.082
Accumulation Unit Value at end of period	$16.086	$16.836	$13.090	$10.997	$12.025	$11.389	$8.836	$15.583	$15.486	$12.932
Number of Accumulation Units outstanding at end of period (in thousands)	2,618	3,307	5,922	7,426	9,221	10,684	12,684	14,543	10,310	6,490
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$16.406	$12.781	$10.760	$11.789	$11.187	$8.697	$15.368	$15.304	$12.805	$11.988
Accumulation Unit Value at end of period	$15.644	$16.406	$12.781	$10.760	$11.789	$11.187	$8.697	$15.368	$15.304	$12.805
Number of Accumulation Units outstanding at end of period (in thousands)	476	584	859	1,127	1,447	1,820	2,242	2,470	2,313	1,720
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.406	$12.781	$10.760	$11.789	$11.187	$8.697	$15.368	$15.304	$12.805	$11.988
Accumulation Unit Value at end of period	$15.644	$16.406	$12.781	$10.760	$11.789	$11.187	$8.697	$15.368	$15.304	$12.805
Number of Accumulation Units outstanding at end of period (in thousands)	476	584	859	1,127	1,447	1,820	2,242	2,470	2,313	1,720
With MAV/EPB Death Benefit

71

Accumulation Unit Value at beginning of period	$16.317	$12.724	$10.722	$11.760	$11.171	$8.693	$15.377	$15.328	$12.838	$12.031
Accumulation Unit Value at end of period	$15.543	$16.317	$12.724	$10.722	$11.760	$11.171	$8.693	$15.377	$15.328	$12.838
Number of Accumulation Units outstanding at end of period (in thousands)	617	759	1,274	1,601	2,083	2,558	2,935	3,821	3,629	3,349
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.083	$12.549	$10.580	$11.609	$11.033	$8.590	$15.202	$15.161	$12.705	$11.912
Accumulation Unit Value at end of period	$15.313	$16.083	$12.549	$10.580	$11.609	$11.033	$8.590	$15.202	$15.161	$12.705
Number of Accumulation Units outstanding at end of period (in thousands)	523	693	932	1,238	1,605	2,084	2,739	4,496	5,686	6,588
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.250	$12.685	$10.700	$11.747	$11.170	$8.701	$15.406	$15.372	$12.888	$12.090
Accumulation Unit Value at end of period	$15.464	$16.250	$12.685	$10.700	$11.747	$11.170	$8.701	$15.406	$15.372	$12.888
Number of Accumulation Units outstanding at end of period (in thousands)	421	488	424	386	254	105	71	86	78	88
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.948	$12.462	$10.522	$11.563	$11.006	$8.582	$15.211	$15.193	$12.750	$11.973
Accumulation Unit Value at end of period	$15.162	$15.948	$12.462	$10.522	$11.563	$11.006	$8.582	$15.211	$15.193	$12.750
Number of Accumulation Units outstanding at end of period (in thousands)	2,289	3,170	4,466	5,944	7,629	9,555	11,771	14,669	14,020	11,480
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.948	$12.462	$10.522	$11.563	$11.006	$8.582	$15.211	$15.193	$12.750	$11.973
Accumulation Unit Value at end of period	$15.162	$15.948	$12.462	$10.522	$11.563	$11.006	$8.582	$15.211	$15.193	$12.750
Number of Accumulation Units outstanding at end of period (in thousands)	2,289	3,170	4,466	5,944	7,629	9,555	11,771	14,669	14,020	11,480
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.720	$12.290	$10.382	$11.415	$10.871	$8.480	$15.038	$15.028	$12.618	$11.854
Accumulation Unit Value at end of period	$14.937	$15.720	$12.290	$10.382	$11.415	$10.871	$8.480	$15.038	$15.028	$12.618
Number of Accumulation Units outstanding at end of period (in thousands)	115	143	203	239	291	331	382	445	369	234
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.677	$12.269	$10.375	$11.418	$10.885	$8.500	$15.088	$15.093	$12.685	$11.929
Accumulation Unit Value at end of period	$14.882	$15.677	$12.269	$10.375	$11.418	$10.885	$8.500	$15.088	$15.093	$12.685
Number of Accumulation Units outstanding at end of period (in thousands)	107	149	201	233	283	344	435	478	495	476
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.453	$12.099	$10.236	$11.272	$10.75	$8.399	$14.917	$14.929	$12.554	$11.811
Accumulation Unit Value at end of period	$14.662	$15.453	$12.099	$10.236	$11.272	$10.75	$8.399	$14.917	$14.929	$12.554
Number of Accumulation Units outstanding at end of period (in thousands)	329	347	310	335	216	82	61	97	136	130
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.032	$11.775	$9.967	$10.981	$10.478	$8.191	—	—	—	—
Accumulation Unit Value at end of period	$14.255	$15.032	$11.775	$9.967	$10.981	$10.478	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	1,065	1,020	785	714	518	408	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.957	$11.722	$9.927	$10.942	$10.447	$8.170	$14.525	$14.551	$12.248	$11.536
Accumulation Unit Value at end of period	$14.177	$14.957	$11.722	$9.927	$10.942	$10.447	$8.170	$14.525	$14.551	$12.248
Number of Accumulation Units outstanding at end of period (in thousands)	318	387	509	881	1,207	1,467	1,700	1,931	1,797	1,427
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.301	$15.150	$12.849	$14.184	$13.562	$10.622	—	—	—	—
Accumulation Unit Value at end of period	$18.267	$19.301	$15.150	$12.849	$14.184	$13.562	—	—	—	—

72

Number of Accumulation Units outstanding at end of period (in thousands)	7	8	8	10	1	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.203	$15.088	$12.810	$14.155	$13.547	$10.621	—	—	—	—
Accumulation Unit Value at end of period	$18.156	$19.203	$15.088	$12.810	$14.155	$13.547	—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	45	33	30	25	10	1	—	—	—	—

OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)		All financial statements are included in Part A and Part B of the Registration Statement
(b)	(1)	Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
	(2)	Not applicable.
	(3)	(a) Form of Principal Underwriter Agreement.(1)
	(3)	(b) Amended and Restated Principal Underwriter Agreement.(3)
	(3)	(c) Form of Dealer Agreement.(2)
	(4)	Form of Individual Flexible Premium Variable Annuity Contract. (4)
	(5)	Form of Application.(5)
	(6)	(a) Certificate of Incorporation of Hartford. (6)
	(6)	(b) Amended and Restated Bylaws of Hartford. (9)
	(7)	Form of Reinsurance Agreement.(7)
	(8)	Form of Fund Participation Agreement. (8)
	(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel.
	(10)	Consents of Deloitte & Touche LLP.
	(11)	No financial statements are omitted
	(12)	Not applicable.
	(99)	Copy of Power of Attorney.

(1)	Incorporated by reference to Pre-Effective Amendment No. 1, to the
Registration Statement on Form N-4, File No. 333-76419, dated July 1, 1999.

(2)	Incorporated by reference to Post-Effective Amendment No. 3, to the
Registration Statement on Form N-4, File No. 33-73568, dated May 1, 1996.

(3)	Incorporated by reference to Post-Effective Amendment No. 9, to the
Registration Statement, File No. 333-119415, filed on July 20, 2007.

(4)	Incorporated by reference to Pre-Effective Amendment No. 1, to the
Registration Statement File No. 333-101951, filed on April 7, 2003.

(5)	Incorporated by reference to Pre-Effective Amendment No. 1, to the
Registration Statement File No. 333-101950, filed on April 7, 2003.

(6)	Incorporated by reference to Post-Effective Amendment No. 7, to the
Registration Statement on Form N-4, File No. 333-69487, filed on April 9,
2001.

(7)	Incorporated by reference to Post-Effective Amendment No. 27, to the
Registration Statement File No. 033-73570, filed on April 12, 1999.

(8)	Incorporated by reference to Pre-Effective Amendment No. 7, to the
Registration Statement on Form N-4, Filed No. 333-119418, dated September
17, 2007.

(9)	Incorporated by reference to Post-Effective Amendment No. 7 to the
Registration Statement File No. 333-176152, filed on April 25, 2014.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Thomas S. Barnes	Vice President
Ellen T. Below	Vice President
John B. Brady	Actuary, Vice President
Michael R. Chesman (1)	Senior Vice President, Director of Taxes
Robert A. Cornell	Actuary, Vice President
Richard G. Costello	Assistant General Counsel and Senior Vice President
George Eknaian	Chief Actuary, Senior Vice President
Csaba Gabor	Chief Compliance Officer of Separate Accounts
John W. Gallant	Vice President
Michael R. Hazel	Vice President, Controller
Donna R. Jarvis	Actuary, Vice President
Brion S. Johnson (1)	President, Chairman of the Board, Director*
Alan J. Kreczko (1)	Executive Vice President, General Counsel
Lisa S. Levin (1)	Corporate Secretary
Craig D. Morrow	Appointed Actuary, Vice President
Mark J. Niland (1)	Senior Vice President, Director*
Robert W. Paiano (1)	Treasurer, Senior Vice President, Director*
Lisa M. Proch	Chief Compliance Officer of Talcott Resolution, Vice President
David G. Robinson (1)	Senior Vice President
Peter F. Sannizzaro	Senior Vice President, Chief Accounting Officer, Chief Financial Officer

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

* Denotes Board of Directors.

(1) Address: One Hartford Plaza, Hartford, CT 06155

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement File No. 333-176150, filed on April 20, 2015.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2015, there were 144,986 Contract Owners.

ITEM 28. INDEMNIFICATION

Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

1.	Based on the statutes referenced above, the Depositor must indemnify a director if the director:

A.	conducted himself in good faith;

B.
reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

C.	in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

2.	engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

A.	conducted himself in good faith;

B.
reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

C.	in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation.

Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)	HSD acts as principal underwriter for the following investment companies:
Hartford Life Insurance Company - Separate Account One Hartford Life Insurance Company - Separate Account Two
Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
Hartford Life Insurance Company - Separate Account Ten Hartford Life Insurance Company - Separate Account Three Hartford Life Insurance Company - Separate Account Five Hartford Life Insurance Company - Separate Account Seven Hartford Life Insurance Company - Separate Account Eleven Hartford Life Insurance Company - Separate Account Twelve
Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven
Hart Life Insurance Company - Separate Account One
Hart Life Insurance Company - Separate Account Two
American Maturity Life Insurance Company - Separate Account AMLVA
American Maturity Life Insurance Company - Separate Account One
Nutmeg Life Insurance Company - Separate Account One
Servus Life Insurance Company - Separate Account One
Servus Life Insurance Company - Separate Account Two

(b) Directors and Officers of HSD

POSITIONS AND OFFICES
NAME                    WITH UNDERWRITER

Diana Benken                Chief Financial Officer, Controller/FINOP
Christopher S. Conner (1)            AML Compliance OFficer, Chief Compliance Officer, Privacy Officer, Secretary
Christopher J. Dagnault (2)            President, Chief Executive Officer, Director
Aidan Kidney                Chairman of the Board, Director
Kathleen E. Jorens (3)                Vice President, Assistant Treasurer
Robert W. Paiano (3)                Senior Vice President, Treasurer
Michael Chesman                Senior Vice President, Director of Taxes
Andrew Diaz-Matos                Vice President
Donald C. Hunt                Vice President
Mark M. Sosha                Vice President
Jane Krajewski                Director

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 07089.

(1) Address: 1500 Liberty Ridge Dr., Wayne, PA 19087
(2) Address: 500 Bielenberg Drive, Woodbury, MN 55125
(3) Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut
06089.

ITEM 31. MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this
Registration Statement.

ITEM 32. UNDERTAKINGS

(a)
The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b)
The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of
Investment Management to American Counsel of Life Insurance, Ref. No.
IP-6-88, November 28, 1988. Registrant has complied with conditions one .
through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on April 22, 2015.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (Registrant)

By:	Brion S. Johnson*	*By:	/s/ Lisa Proch
	Brion S. Johnson		Lisa Proch
	President, Chief Executive Officer,		Attorney-in-Fact
Chairman of the Board

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:	Brion S. Johnson*
Brion S. Johnson
President, Chief Executive Officer,
Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Brion S. Johnson, President, Chief Executive Officer,
Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*	*By:	/s/ Lisa Proch
Robert W. Paiano, Senior Vice President, Treasurer,		Lisa Proch
Director* Attorney-in-Fact		Attorney-in-Fact
Peter F. Sannizzaro, Senior Vice President,	Date:	April 22, 2015
Chief Accounting Officer, Chief Financial Officer

EXHIBIT INDEX
(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel
(10)	Consents of Deloitte & Touche LLP
(99)	Power of Attorney